UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 2/28/17

Item 1. Schedule of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2017 (unaudited)
Franklin Pelagos Commodities Strategy Fund
	Principal
	Amount	Value

U.S. Government and Agency Securities 31.7%
FFCB, 0.96%, 7/27/18	$10,000,000	$9,957,470
FHLMC, 1.25%, 7/26/19	10,000,000	9,944,710
U.S. Treasury Note, 0.75%, 10/31/17	23,000,000	22,994,618
Total U.S. Government and Agency Securities (Cost $43,015,755)		42,896,798

Short Term Investments 64.5%
U.S. Government and Agency Securities 64.5%
[a] FHLB, 3/01/17	3,248,000	3,248,000
[b] U.S. Treasury Bill,
[a,c] 4/13/17	12,000,000	11,989,332
5/25/17	13,800,000	13,782,419
[a] 7/06/17	14,000,000	13,972,112
7/20/17	23,000,000	22,944,685
10/12/17	21,500,000	21,406,066
Total U.S. Government and Agency Securities (Cost $87,357,219)		87,342,614
Total Investments (Cost $130,372,974) 96.2%		130,239,412
[d] Other Assets, less Liabilities 3.8%		5,161,879
Net Assets 100.0%.		$135,401,291

aA portion or all of the security is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bThe security was issued on a discount basis with no stated coupon rate.
cA portion or all of the security has been segregated as collateral for open futures contracts. At February 28, 2017, the value of this security and/or cash pledged amounted to
$1,898,963, representing 1.4% of net assets.
dIncludes unrealized appreciation/depreciation on open commodity futures contracts, as well as other assets and liabilities.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statement of Investments. | 1

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

At February 28, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts[a]

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts
Copper	Long	44	$2,985,400	5/26/17	$—	$(12,386)
Natural Gas	Long	152	4,601,040	6/28/17	—	(479)
Platinum	Long	52	2,680,600	4/26/17	333,736	—
RBOB Gasoline	Long	42	3,096,878	4/28/17	—	(52,700)
Silver	Long	29	2,678,005	5/26/17	127,317	—
Soybean	Long	109	5,644,838	5/12/17	—	(382)
WTI Crude Oil	Long	98	5,390,000	6/20/17	29,764	—
Total Futures Contracts			$27,076,761		$490,817	$(65,947)
Net unrealized appreciation (depreciation)					$424,870

At February 28, 2017, the Fund had the following commodity-linked total return swap contracts outstanding. See Note 3.

Commodity-Linked Total Return Swap Contracts[a]

	Pay		Notional	Expiration	Unrealized	Unrealized
Underlying Instruments	Fixed Rate	Counterparty	Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Long
FP Custom Master Index[b]	0.22%	MSCS	$107,600,000	4/04/17	$—	$—

aA portion or all of the contract is owned by FPC Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
bRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values including fees are as follows:

		Unrealized	Unrealized
Underlying Instruments	Notional Value[c]	Appreciation	Depreciation
Bloomberg Commodity Aluminum Subindex 3 Month Forward	$4,734,400	$—	$—
Bloomberg Commodity Brent Crude Oil Subindex.	9,146,000	—	—
Bloomberg Commodity Coffee Subindex 3 Month Forward	645,600	—	—
Bloomberg Commodity Copper Subindex 3 Month Forward	14,633,600	—	—
Bloomberg Commodity Corn Subindex	10,114,400	—	—
Bloomberg Commodity Cotton Subindex 3 Month Forward	645,600	—	—
Bloomberg Commodity Gold Subindex	10,437,200	—	—
Bloomberg Commodity Heating Oil Subindex	3,873,600	—	—
Bloomberg Commodity Lean Hogs Subindex 3 Month Forward	2,044,400	—	—
Bloomberg Commodity Live Cattle Subindex 3 Month Forward	2,044,400	—	—
Bloomberg Commodity Natural Gas Subindex	4,519,200	—	—
Bloomberg Commodity Nickel Subindex 3 Month Forward	3,658,400	—	—
Bloomberg Commodity Silver Subindex.	6,025,600	—	—
Bloomberg Commodity Soybean Meal Subindex	4,088,800	—	—
Bloomberg Commodity Soybean Oil Subindex	3,443,200	—	—
Bloomberg Commodity Soybeans Subindex	11,405,600	—	—
Bloomberg Commodity Sugar Subindex 3 Month Forward	645,600	—	—
Bloomberg Commodity Unleaded Gasoline Subindex	5,272,400	—	—
Bloomberg Commodity WTI Crude Oil Subindex	8,392,800	—	—

|2

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Pelagos Commodities Strategy Fund (continued)

Commodity-Linked Total Return Swap Contracts[a] (continued)

		Unrealized	Unrealized
Underlying Instruments	Notional Value[c]	Appreciation	Depreciation
Bloomberg Commodity Zinc Subindex 3 Month Forward	$1,829,200	$ —	$ —
Total custom index	$107,600,000	$ —	$ —

cNotional value represents the fair value of each underlying instrument (including the financing rate fee which is calculated based on the custom swap contract’s original notional value of $107,600,000, allocated to each underlying instrument on a pro-rata basis).

See Abbreviations on page 7.

|3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to Consolidated Statement of Investments (unaudited)

Franklin Pelagos Commodities Strategy Fund

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin Pelagos Commodities Strategy Fund (Fund) is included in this report.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|4

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into exchange traded futures contracts primarily to gain exposure to commodity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

The Fund entered into OTC commodity-linked total return swap contracts primarily to gain exposure to commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

The Fund purchased or wrote exchange traded option contracts primarily to manage and/or gain exposure to commodity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

|5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

4. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.							$130,404,836

Unrealized appreciation								$5,639
Unrealized depreciation								(171,063)
Net unrealized appreciation (depreciation)								$(165,424)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2017, the Fund held investments in affiliated management investment companies as follows:

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio,0.17%	836,916	13,169,592	(14,006,508)	–	$–	$2	$–	–%

6. INVESTMENTS IN FPC HOLDINGS CORP. (FP SUBSIDIARY)

The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the FP Subsidiary. The FP Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2017, the FP Subsidiary’s investments as well as any other assets and liabilities of the FP Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At February 28, 2017, the net assets of the FP Subsidiary were $32,726,395, representing 24.2% of the Fund’s consolidated net assets. The Fund’s investment in the FP Subsidiary is limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

|6

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

NOTES TO CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2017, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities	$—	$42,896,798	$—	$42,896,798
Short Term Investments	84,094,614	3,248,000	—	87,342,614
Total Investments in Securities	$84,094,614	$46,144,798	$—	$130,239,412

Other Financial Instruments:
Futures Contracts	$490,817	$—	$—	$490,817

Liabilities:
Other Financial Instruments:
Futures Contracts	$65,947	$—	$—	$65,947

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Consolidated Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|7

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests	34.5%
Aerospace & Defense 0.7%
B/E Aerospace Inc.	United States	71,008	$4,516,109
[a]DigitalGlobe Inc.	United States	15,456	489,182
Lockheed Martin Corp.	United States	8,941	2,383,492
United Technologies Corp.	United States	729	82,049
			7,470,832
Air Freight & Logistics 0.4%
[b]FedEx Corp.	United States	22,250	4,293,805
Airlines 0.4%
Copa Holdings SA	Panama	5,089	541,928
[b]Delta Air Lines Inc.	United States	38,348	1,914,716
[a,b]Latam Airlines, ADR	Chile	22,937	232,122
[b]Southwest Airlines Co.	United States	12,575	726,835
[a,b]United Continental Holdings Inc.	United States	10,944	810,841
			4,226,442
Auto Components 0.2%
Adient PLC	United States	24,699	1,658,044
Delphi Automotive PLC	United Kingdom	476	36,238
			1,694,282
Automobiles 0.1%
General Motors Co.	United States	1,544	56,881
[b]Harley-Davidson Inc.	United States	15,952	899,374
			956,255
Banks 0.3%
Barclays PLC, ADR	United Kingdom	108,406	304,677
BB&T Corp.	United States	1,399	67,460
Citigroup Inc.	United States	39,244	2,347,184
[c]JPMorgan Chase & Co.	United States	2,656	240,687
PNC Financial Services Group Inc.	United States	794	101,020
US Bancorp	United States	1,400	77,000
[c]Wells Fargo & Co.	United States	3,534	204,548
			3,342,576
Beverages 0.3%
[b]Brown-Forman Corp., B	United States	16,130	786,499
Coca-Cola Co.	United States	3,270	137,209
Constellation Brands Inc., A	United States	317	50,343
Davide Campari-Milano SpA	Italy	184,357	1,865,191
[b]Molson Coors Brewing Co.	United States	4,868	488,698
PepsiCo Inc.	United States	1,176	129,807
			3,457,747
Biotechnology 2.7%
[a]ACADIA Pharmaceuticals Inc.	United States	3,899	148,591
Actelion Ltd.	Switzerland	8,605	2,315,858
[a]Aeglea BioTherapeutics Inc.	United States	13,829	85,740
[a]Aevi Genomic Medicine Inc.	United States	26,026	122,062
[a,b]Agios Pharmaceuticals Inc.	United States	2,859	138,490
[a,b]Alexion Pharmaceuticals Inc.	United States	15,133	1,986,206
Alkermes PLC	United States	3,728	210,632
[a]Amicus Therapeutics Inc.	United States	79,676	517,097
[a]Audentes Therapeutics Inc.	United States	5,590	86,701
[a]Avexis Inc.	United States	3,345	205,115
[a]BioCryst Pharmaceuticals Inc.	United States	27,569	172,031
[a]BioMarin Pharmaceutical Inc.	United States	36,544	3,432,578
[a]Bluebird Bio Inc.	United States	16,058	1,407,484
[a]Celgene Corp.	United States	24,700	3,050,697
[a]Clovis Oncology Inc.	United States	6,750	390,217
[a]Corvus Pharmaceuticals Inc.	United States	4,562	65,602

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a]DBV Technologies SA, ADR	France	8,052	$293,334
[a]Epizyme Inc.	United States	32,473	461,117
[a]Exelixis Inc.	United States	44,879	966,245
[a]Incyte Corp. Ltd.	United States	20,357	2,709,517
[a]Insmed Inc.	United States	18,832	299,994
[a]Kite Pharma Inc.	United States	10,484	741,953
[a]La Jolla Pharmaceutical Co.	United States	8,413	281,920
[a]MacroGenics Inc.	United States	3,993	84,412
[a]Mast Therapeutics Inc., wts., 6/14/18	United States	68,920	138
[a]Natera Inc.	United States	11,086	105,982
[a]Neurocrine Biosciences Inc.	United States	11,914	526,122
[a]Otonomy Inc.	United States	20,111	298,648
[a]OvaScience Inc.	United States	29,527	43,700
[a]ProQR Therapeutics NV	Netherlands	37,569	152,154
[a]Proteostasis Therapeutics Inc.	United States	36,072	524,848
[a]Prothena Corp. PLC	Ireland	8,682	509,199
[a]Ra Pharmaceuticals Inc.	United States	3,379	70,756
[a]Regeneron Pharmaceuticals Inc.	United States	2,014	752,229
[a]Retrophin Inc.	United States	12,435	264,492
[a]Sage Therapeutics Inc.	United States	18,512	1,247,709
[a]Sarepta Therapeutics Inc.	United States	10,290	320,122
[b]Shire PLC, ADR	United States	12,955	2,340,968
[a]Tesaro Inc.	United States	5,354	1,008,533
[a]Ultragenyx Pharmaceutical Inc.	United States	9,639	820,086
[a]Vertex Pharmaceuticals Inc.	United States	5,895	534,205
			29,693,484
Building Products 0.2%
[b]AO Smith Corp.	United States	6,066	305,484
Fortune Brands Home & Security Inc.	United States	34,545	1,997,737
Johnson Controls International PLC	United States	2,103	88,200
			2,391,421
Capital Markets 0.1%
[b]Moody's Corp.	United States	14,479	1,612,526
Chemicals 1.3%
Croda International PLC	United Kingdom	21,384	930,824
Dow Chemical Co.	United States	4,597	286,209
E. I. du Pont de Nemours & Co.	United States	588	46,181
Huntsman Corp.	United States	931	21,041
[a,b]Ingevity Corp.	United States	28,649	1,546,186
[b]Monsanto Co.	United States	4,966	565,280
Praxair Inc.	United States	8,299	985,174
[b]Sherwin-Williams Co.	United States	15,353	4,737,015
Syngenta AG, ADR	Switzerland	42,401	3,661,326
Trinseo SA	United States	627	43,357
The Valspar Corp.	United States	9,336	1,038,350
			13,860,943
Commercial Services & Supplies 0.3%
[a]Atento SA	Spain	81,572	734,148
Edenred	France	40,855	924,499
G&K Services Inc., A	United States	13,119	1,239,746
			2,898,393
Communications Equipment 0.6%
[a]Arista Networks Inc.	United States	10,608	1,262,246
Brocade Communications Systems Inc.	United States	141,839	1,746,038
[a]Ciena Corp.	United States	36,023	948,846
Cisco Systems Inc.	United States	18,788	642,174
[a]Ixia	United States	29,243	573,162

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Communications Equipment (continued)
[a]Oclaro Inc.	United States	112,804	$958,834
[a]Quantenna Communications Inc.	United States	13,300	278,502
Radware Ltd.	Israel	20,124	310,916
			6,720,718
Construction & Engineering 0.1%
[b]Fluor Corp.	United States	17,897	991,315
Construction Materials 0.3%
Buzzi Unicem SpA	Italy	20,144	498,942
HeidelbergCement AG	Germany	9,627	899,641
[b]Martin Marietta Materials Inc.	United States	6,940	1,498,693
[a]Summit Materials Inc., A	United States	27,160	648,852
			3,546,128
Containers & Packaging 0.3%
Ball Corp.	United States	47,911	3,522,896
WestRock Co.	United States	731	39,269
			3,562,165
Diversified Financial Services 0.3%
[a,b]Berkshire Hathaway Inc., B	United States	17,287	2,963,338
ECN Capital Corp.	Canada	21,748	57,964
			3,021,302
Diversified Telecommunication Services 0.8%
[c]AT&T Inc.	United States	15,255	637,506
CenturyLink Inc.	United States	9,205	223,313
[a,b]Level 3 Communications Inc.	United States	96,951	5,550,445
[a]ORBCOMM Inc.	United States	16,093	137,917
Telecom Italia SpA, RSP	Italy	2,900,011	1,932,460
Verizon Communications Inc.	United States	2,496	123,877
Windstream Holdings Inc.	United States	34,418	257,104
			8,862,622
Electric Utilities 0.0%†
Exelon Corp.	United States	2,191	80,432
NextEra Energy Inc.	United States	557	72,967
PG&E Corp.	United States	1,409	94,051
Westar Energy Inc.	United States	4,740	255,865
			503,315
Electronic Equipment, Instruments & Components 0.4%
Alps Electric Co. Ltd.	Japan	22,500	669,923
Fabrinet	Thailand	7,358	305,725
[a]Flextronics Internationall Ltd.	Singapore	47,300	779,977
[a]Itron Inc.	United States	13,539	875,973
Largan Precision Co. Ltd.	Taiwan	2,650	393,314
Tongda Group Holdings Ltd.	Hong Kong	1,170,000	393,371
[a,b]VeriFone Systems Inc.	United States	58,416	1,207,459
			4,625,742
Energy Equipment & Services 0.0%†
[c]Halliburton Co.	United States	2,214	118,360
Food & Staples Retailing 0.5%
[b]Casey's General Stores Inc.	United States	30,810	3,530,210
Costco Wholesale Corp.	United States	9,296	1,647,065
CVS Health Corp.	United States	646	52,055
Kroger Co.	United States	1,102	35,043
[a]Rite Aid Corp.	United States	137,908	827,448

6,091,821

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Food Products 1.1%
Lindt & Spruengli AG	Switzerland	43	$2,786,962
Mead Johnson Nutrition Co.	United States	60,522	5,313,226
[a,b]The WhiteWave Foods Co.	United States	71,519	3,939,267
			12,039,455
Gas Utilities 0.0%†
WGL Holdings Inc.	United States	4,571	381,633
Health Care Equipment & Supplies 0.8%
[a]Alere Inc.	United States	10,104	386,983
Becton Dickinson and Co.	United States	6,617	1,211,242
[a]Boston Scientific Corp.	United States	32,213	790,829
[a]Cynosure Inc.	United States	13,336	880,176
[b]DENTSPLY SIRONA Inc.	United States	34,399	2,185,024
[a]DexCom Inc.	United States	9,788	765,030
[a]Edwards Lifesciences Corp.	United States	1,497	140,778
[a]GenMark Diagnostics Inc.	United States	27,031	305,991
[a,b]IDEXX Laboratories Inc.	United States	4,933	714,989
[a]iRhythm Technologies Inc.	United States	1,485	57,202
Medtronic PLC	United States	672	54,372
Smith & Nephew PLC	United Kingdom	72,763	1,093,386
			8,586,002
Health Care Providers & Services 1.2%
[b]Aetna Inc.	United States	11,674	1,503,144
Celesio AG	Germany	61,856	1,677,903
[a]Centene Corp.	United States	13,078	921,999
Cigna Corp.	United States	8,876	1,321,636
[a]Diplomat Pharmacy Inc.	United States	2,150	29,133
Humana Inc.	United States	8,283	1,749,784
UnitedHealth Group Inc.	United States	17,217	2,847,348
[a,b]VCA Inc.	United States	35,546	3,231,131
			13,282,078
Health Care Technology 0.0%†
[a]Tabula Rasa HealthCare Inc.	United States	4,863	68,909
Hotels, Restaurants & Leisure 0.6%
Brinker International Inc.	United States	19,296	815,063
Carnival Corp.	United States	28,846	1,613,934
[b]Domino's Pizza Inc.	United States	8,935	1,695,952
Extended Stay America Inc.	United States	19,936	344,893
Hilton Worldwide Holdings Inc.	United States	1,334	76,305
Las Vegas Sands Corp.	United States	17,530	928,214
McDonald's Corp.	United States	813	103,779
[b]Yum! Brands Inc.	United States	12,103	790,568
			6,368,708
Household Durables 0.6%
Harman International Industries Inc.	United States	15,818	1,765,605
[a]Mohawk Industries Inc.	United States	2,518	569,974
Sony Corp.	Japan	19,500	603,685
Whirlpool Corp.	United States	18,491	3,302,308
			6,241,572
Household Products 0.0%†
The Procter & Gamble Co.	United States	792	72,127
Independent Power & Renewable Electricity Producers 0.0%†
[b]TerraForm Global Inc., A	United States	92,129	400,761
Industrial Conglomerates 0.1%
General Electric Co.	United States	3,889	115,931
Honeywell International Inc.	United States	662	82,419

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Industrial Conglomerates (continued)
Roper Technologies Inc.	United States	550	$115,060
Smiths Group PLC	United Kingdom	17,888	331,835
			645,245
Insurance 0.9%
Allied World Assurance Co. Holdings AG	United States	22,777	1,203,081
Chubb Ltd.	United States	487	67,289
Delta Lloyd NV	Netherlands	313,590	1,780,685
Endurance Specialty Holdings	United States	59,733	5,550,988
MetLife Inc.	United States	1,240	65,026
RSA Insurance Group PLC	United Kingdom	44,331	329,498
[b]W.R. Berkley Corp.	United States	19,975	1,418,624
			10,415,191
Internet & Direct Marketing Retail 0.7%
[a,b]Amazon.com Inc.	United States	2,029	1,714,586
[b]Expedia Inc.	United States	12,326	1,467,287
[a,b]Netflix Inc.	United States	6,378	906,505
[a,b]Priceline Group Inc.	United States	855	1,474,131
[a,b]Wayfair Inc., A	United States	45,112	1,705,685
			7,268,194
Internet Software & Services 1.3%
[a]Akamai Technologies Inc.	United States	15,677	981,380
[a,b]Alibaba Group Holding Ltd., ADR	China	16,752	1,723,781
[a,b]Alphabet Inc., C	United States	1,306	1,075,112
[a,b]Alphabet Inc., A	United States	1,284	1,084,890
[a]Benefitfocus Inc.	United States	11,453	304,077
[a,b]eBay Inc.	United States	44,781	1,518,076
[a,b]Facebook Inc.	United States	30,038	4,071,351
[a]GrubHub Inc.	United States	13,200	462,792
[a]Just Eat PLC	United Kingdom	104,900	651,476
Tencent Holdings Ltd.	China	22,300	594,636
[a]VeriSign Inc.	United States	10,579	872,450
[a]Zillow Group Inc., A	United States	9,017	303,242
[a]Zillow Group Inc., C	United States	16,402	556,684
			14,199,947
IT Services 3.1%
Accenture PLC, A	United States	7,672	939,820
[b]Alliance Data Systems Corp.	United States	10,162	2,469,163
[b]Automatic Data Processing Inc.	United States	18,339	1,881,948
[a,b]Blackhawk Network Holdings Inc.	United States	13,200	481,140
[b]Cardtronics PLC, A	United States	17,267	761,129
[a,b]Cognizant Technology Solutions Corp., A	United States	15,986	947,490
[a,b]EPAM Systems Inc.	United States	16,089	1,184,633
[a,b]ExlService Holdings Inc.	United States	48,367	2,160,070
[a]FleetCor Technologies Inc.	United States	13,700	2,329,000
Genpact Ltd.	United States	96,365	2,335,888
[b]Global Payments Inc.	United States	50,438	4,019,404
[b]MasterCard Inc., A	United States	32,766	3,619,332
[a,d]Nets AS, 144A	Denmark	32,186	543,555
[a]PayPal Holdings Inc.	United States	61,675	2,590,350
[b]Total System Services Inc.	United States	33,300	1,814,184
[a,b]Vantiv Inc., A	United States	17,486	1,143,235
[b]Visa Inc., A	United States	27,518	2,419,933
[a,b]WEX Inc.	United States	18,287	2,034,063
[d]Worldpay Group PLC, 144A	United Kingdom	96,257	324,161
			33,998,498
Life Sciences Tools & Services 0.4%
Gerresheimer AG	Germany	23,577	1,848,584

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Life Sciences Tools & Services (continued)
[a]Illumina Inc.	United States	7,574	$1,267,888
[a,b]Mettler-Toledo International Inc.	United States	1,515	721,473
[a]NanoString Technologies Inc.	United States	5,354	101,030
[b]Thermo Fisher Scientific Inc.	United States	5,271	831,131
			4,770,106
Machinery 0.3%
[b]Caterpillar Inc.	United States	10,858	1,049,534
Cummins Inc.	United States	255	37,865
Dover Corp.	United States	989	79,219
Fortive Corp.	United States	5,612	323,532
The Timken Co.	United States	22,504	994,677
[b]Trinity Industries Inc.	United States	20,264	543,886
Xylem Inc.	United States	12,228	588,411
			3,617,124
Marine 0.2%
Irish Continental Group PLC	Ireland	411,345	2,200,685
[a]Scorpio Bulkers Inc.	United States	12,866	95,208
			2,295,893
Media 1.1%
[a,b]Charter Communications Inc., A	United States	3,698	1,194,676
Comcast Corp., A	United States	2,200	82,324
[a]Dish Network Corp., A	United States	5,350	331,700
Entertainment One Ltd.	Canada	76,390	224,080
ITV PLC	United Kingdom	293,248	736,850
[a]Liberty Broadband Corp., C	United States	9,752	838,087
[a]Liberty Global PLC LiLAC, C	United Kingdom	3,003	73,844
[a]Liberty Global PLC, C	United Kingdom	24,352	854,512
[a]Live Nation Entertainment Inc.	United States	2,500	71,025
[a]Postmedia Network Canada Corp.	Canada	666,338	326,095
Stroeer SE & Co. KGaA	Germany	44,132	2,207,465
[b]Time Warner Inc.	United States	29,052	2,853,197
Viacom Inc., B	United States	15,252	662,699
Walt Disney Co.	United States	17,685	1,946,941
			12,403,495
Metals & Mining 1.4%
Boliden AB	Sweden	38,128	1,164,124
First Quantum Minerals Ltd.	Canada	59,337	617,405
[a,b]Freeport-McMoRan Inc.	United States	158,103	2,118,580
[b]Newmont Mining Corp.	United States	46,631	1,596,645
[a]Stillwater Mining Co.	United States	82,504	1,407,518
Teck Resources Ltd.	Canada	222,980	4,461,830
[c]ThyssenKrupp AG	Germany	51,931	1,298,096
[b]United States Steel Corp.	United States	39,755	1,539,314
Voestalpine AG	Austria	20,951	881,716
			15,085,228
Multi-Utilities 0.0%†
Sempra Energy	United States	452	49,851
Multiline Retail 0.0%†
Intime Retail Group Co. Ltd.	China	71,081	88,360
Oil, Gas & Consumable Fuels 1.1%
Alon USA Energy Inc.	United States	82,519	1,003,431
Canadian Natural Resources Ltd.	Canada	1,920	55,123
Chevron Corp.	United States	1,204	135,450
[b]Enbridge Inc.	Canada	74,711	3,126,663
Encana Corp.	Canada	5,670	62,937
EQT Corp.	United States	406	24,315

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Oil, Gas & Consumable Fuels (continued)
[a]Etablissements Maurel Et Prom, Contingent Value, rts., 12/31/17	France	131,406	$69,606
Exxon Mobil Corp.	United States	1,247	101,406
Golar LNG Ltd.	Bermuda	1,384	37,797
[a]Halcon Resources Corp.	United States	50,698	410,654
[a]Halcon Resources Corp., wts., 9/09/20	United States	2,159	4,296
[b]Hess Corp.	United States	10,733	552,106
[a,e,f]Interoil Corp., Contingent Distribution	Singapore	54,920	229,583
[a,b]Kinder Morgan Inc., wts., 5/25/17	United States	52,317	162
[a]Pacific Exploration and Production Corp.	Colombia	4,655	189,256
[a]PDC Energy Inc.	United States	407	27,509
Phillips 66	United States	32,645	2,552,513
TonenGeneral Sekiyu K.K.	Japan	120,264	1,439,807
Valero Energy Corp.	United States	322	21,880
[a]Whiting Petroleum Corp.	United States	62,479	677,897
[b]Williams Cos Inc.	United States	42,454	1,203,146
			11,925,537
Paper & Forest Products 0.4%
[a]Canfor Corp.	Canada	180,635	2,332,397
West Fraser Timber Co. Ltd.	Canada	38,519	1,598,820
			3,931,217
Pharmaceuticals 1.2%
[a]Aerie Pharmaceuticals Inc.	United States	41,896	1,983,776
Allergan PLC	United States	16,909	4,139,661
[a]Assembly Biosciences Inc.	United States	29,400	613,284
AstraZeneca PLC, ADR	United Kingdom	44,284	1,295,750
Bristol-Myers Squibb Co.	United States	26,301	1,491,530
[a,d]Cassiopea SpA, 144A	Italy	4,184	137,474
[a]Dermira Inc.	United States	16,370	551,505
Eli Lilly & Co.	United States	15,285	1,265,751
[a]GW Pharmaceuticals PLC, ADR	United Kingdom	2,409	300,595
Hikma Pharmaceuticals PLC	Jordan	10,168	271,264
[a]Intra-Cellular Therapies Inc.	United States	22,475	293,299
Johnson & Johnson	United States	1,753	214,234
[a]Ocular Therapeutix Inc.	United States	42,865	357,494
Perrigo Co. PLC	United States	6,881	514,492
Pfizer Inc.	United States	4,507	153,779
[a]Steadymed Ltd.	Israel	7,603	25,470
			13,609,358
Professional Services 0.7%
[b]Equifax Inc.	United States	10,451	1,370,231
Experian PLC	Ireland	54,916	1,088,235
[a]Huron Consulting Group Inc.	United States	16,239	705,584
[b]ManpowerGroup Inc.	United States	1,003	97,331
[b]Robert Half International Inc.	United States	26,964	1,300,743
[a,b]TransUnion	United States	38,684	1,434,790
[a,b]TriNet Group Inc.	United States	45,815	1,230,133
[a,b]WageWorks Inc.	United States	13,907	1,070,839
			8,297,886
Real Estate Management & Development 0.2%
[a,b]CBRE Group Inc., A	United States	37,728	1,343,871
Grand City Properties SA	Germany	31,278	595,950
			1,939,821
Road & Rail 0.7%
[b]CSX Corp.	United States	57,346	2,784,722
JB Hunt Transport Services Inc.	United States	3,435	337,214
[b]Old Dominion Freight Line Inc.	United States	14,853	1,362,911

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Road & Rail (continued)
[b]Union Pacific Corp.	United States	26,884	$2,901,859
			7,386,706
Semiconductors & Semiconductor Equipment 1.2%
[b]Analog Devices Inc.	United States	17,092	1,400,348
Broadcom Ltd.	Singapore	2,641	557,066
[a]Cavium Inc.	United States	6,679	437,541
Cypress Semiconductor Corp.	United States	4,159	55,190
[a]Impinj Inc.	United States	6,900	195,684
[a]Inphi Corp.	United States	8,885	417,062
[a]Integrated Device Technology Inc.	United States	11,586	277,021
[a]MACOM Technology Solutions Holdings Inc.	United States	24,532	1,130,680
[a]MaxLinear Inc., A	United States	9,900	257,796
[b]Microchip Technology Inc.	United States	10,231	741,952
[a]NXP Semiconductors NV	Netherlands	60,351	6,204,686
[a]ON Semiconductor Corp.	United States	16,492	249,524
[c]QUALCOMM Inc.	United States	2,043	115,389
[a]Semiconductor Manufacturing International Corp.	China	216,000	281,029
[a]Siltronic AG	Germany	1,871	115,321
Tower Semiconductor Ltd.	Israel	29,801	683,933
			13,120,222
Software 1.6%
Activision Blizzard Inc.	United States	7,008	316,271
[a,b]Adobe Systems Inc.	United States	5,110	604,717
Atlassian Corp. PLC	Australia	10,000	284,400
Blackbaud Inc.	United States	5,400	386,208
[a,b]Dell Technologies Inc., V	United States	24,332	1,544,839
[a]Guidewire Software Inc.	United States	15,061	822,933
[a]HubSpot Inc.	United States	15,766	938,077
[b]Intuit Inc.	United States	5,000	627,200
[b]Mentor Graphics Corp.	United States	114,440	4,245,724
[b,c]Microsoft Corp.	United States	84,664	5,416,803
Mobileye NV	Israel	6,706	305,257
Nexon Co. Ltd.	Japan	12,100	201,191
Nintendo Co. Ltd., ADR	Japan	11,700	305,429
Oracle Corp.	United States	3,960	168,656
[a]Proofpoint Inc.	United States	2,860	225,282
[a]Red Hat Inc.	United States	2,223	184,087
[a,b]Salesforce.com Inc.	United States	14,679	1,194,137
[a]ServiceNow Inc.	United States	2,987	259,630
[a]Synchronoss Technologies Inc.	United States	2,518	68,187
			18,099,028
Specialty Retail 1.6%
[a,b]AutoNation Inc.	United States	36,305	1,666,399
[a,b]Autozone Inc.	United States	3,962	2,918,211
[a,b]Cabela's Inc.	United States	63,457	2,972,326
[b]CST Brands Inc.	United States	44,385	2,136,250
[b]Foot Locker Inc.	United States	14,994	1,134,596
The Gap Inc.	United States	37,477	930,179
[b]Home Depot Inc.	United States	31,086	4,504,672
[a,b]MarineMax Inc.	United States	42,148	948,330
[a]Sports Direct International PLC	United Kingdom	155,760	574,026
			17,784,989
Technology Hardware, Storage & Peripherals 0.3%
[c]Apple Inc.	United States	7,288	998,383
[a]Nimble Storage Inc.	United States	70,803	642,184
[a]Pure Storage Inc., A	United States	57,518	655,705
Seagate Technology PLC	United States	13,058	629,265

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	United States	9,615	$739,201
			3,664,738
Textiles, Apparel & Luxury Goods 0.4%
Coach Inc.	United States	18,041	687,182
[a]Deckers Outdoor Corp.	United States	15,824	835,982
[a]Kate Spade & Co.	United States	17,775	424,111
Michael Kors Holdings Ltd.	United States	19,385	707,552
Moncler SpA	Italy	19,901	379,918
[b]NIKE Inc., B	United States	23,854	1,363,495
			4,398,240
Tobacco 0.9%
Altria Group Inc.	United States	1,463	109,608
Philip Morris International Inc.	United States	1,076	117,661
[b]Reynolds American Inc.	United States	164,637	10,136,700
			10,363,969
Trading Companies & Distributors 0.1%
Air Lease Corp.	United States	5,236	203,838
Brenntag AG	Germany	386	22,131
[a,b]Herc Holdings Inc.	United States	7,784	402,355
			628,324
Wireless Telecommunication Services 0.0%†
NTT DoCoMo Inc.	Japan	16,700	396,448
Total Common Stocks and Other Equity Interests (Cost $329,011,646)			381,767,054
Exchange Traded Funds 0.0%†
[a,g]iPATH S&P 500 VIX Short-Term Futures ETN	United States	9,442	173,922
[c]PowerShares QQQ Trust Series 1	United States	2,029	263,810
Total Exchange Traded Funds (Cost $412,772)			437,732
Convertible Preferred Stocks 0.8%
Capital Markets 0.0%†
[a]Virtus Investment Partners Inc., cvt. pfd., 7.25%	United States	4,778	482,434
Electronic Equipment, Instruments & Components 0.2%
[h]Belden Inc., cvt. pfd., 6.75%	United States	3,207	322,785
[a]MTS Systems Corp., cvt. pfd., 8.75%	United States	14,469	1,817,885
			2,140,670
Food Products 0.1%
[a,b]Post Holdings Inc., cvt. pfd., 2.50%	United States	8,625	1,344,422
Household Durables 0.1%
William Lyon Homes, cvt. pfd., 6.50%	United States	5,255	487,296
Independent Power & Renewable Electricity Producers 0.1%
[a]Dynegy Inc., cvt. pfd., 7.00%	United States	15,267	931,287
Internet Software & Services 0.3%
[b,d]Mandatory Exchangeable Trust, cvt. pfd., 144A, 5.75%	China	27,286	3,382,782
Total Convertible Preferred Stocks (Cost $7,403,111)			8,768,891
Preferred Stocks 0.3%
Diversified Telecommunication Services 0.1%
[a]Frontier Communications Corp., pfd., 11.125%	United States	8,210	520,103
[a]Iridium Communications Inc., pfd., 7.00%	United States	4,502	451,607
			971,710
Food Products 0.0%†
Bunge Ltd., pfd., 4.875%	United States	2,191	239,367

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares		Value
Preferred Stocks (continued)
Machinery 0.0%†
MAN SE, pfd., 3.30%	Germany	3,186		$322,336
Pharmaceuticals 0.2%
Allergan PLC, pfd., 5.50%	United States	1,942		1,665,809
Teva Pharmaceutical Industries Ltd., pfd., 7.00%	Israel	189		120,015
				1,785,824
Total Preferred Stocks (Cost $3,793,927)				3,319,237
		Principal Amount*
Convertible Bonds 17.3%
Aerospace & Defense 0.2%
[d]Aerojet Rocketdyne Holdings Inc., senior note, 144A, 2.25%, 12/15/23	United States	992,000		1,014,320
The KEYW Holding Corp., senior note, 2.50%, 7/15/19	United States	670,000		671,675
				1,685,995
Air Freight & Logistics 0.0%†
Atlas Air Worldwide Holdings Inc., senior note, 2.25%, 6/01/22	United States	319,000		341,928
Auto Components 0.1%
Horizon Global Corp., senior note, 2.75%, 7/01/22	United States	851,000		865,893
Automobiles 0.1%
Tesla Motors Inc., senior note, 0.25%, 3/01/19	United States	1,166,000		1,139,036
Biotechnology 1.0%
[i]Ablynx NV, senior note, Reg S, 3.25%, 5/27/20	Belgium	200,000	EUR	240,484
Acorda Therapeutics Inc., senior note, 1.75%, 6/15/21	United States	695,000		647,653
[b]AMAG Pharmaceuticals Inc., senior note, 2.50%, 2/15/19	United States	969,000		1,056,816
[d]Amicus Therapeutics Inc., senior note, 144A, 3.00%, 12/15/23	United States	963,000		1,204,352
[b]BioMarin Pharmaceutical Inc., senior sub. note, 1.50%, 10/15/20	United States	1,148,000		1,437,153
Clovis Oncology Inc., senior note, 2.50%, 9/15/21	United States	956,000		1,183,050
[b]Emergent BioSolutions Inc., senior note, 2.875%, 1/15/21	United States	817,000		1,024,314
Intercept Pharmaceuticals Inc., senior note, 3.25%, 7/01/23	United States	760,000		753,350
Ionis Pharmaceuticals Inc., senior note, 1.00%, 11/15/21	United States	245,000		260,006
Ligand Pharmaceuticals Inc., senior note, 0.75%, 8/15/19	United States	1,075,000		1,593,687
PDL BioPharma Inc., senior note, 2.75%, 12/01/21	United States	981,000		844,886
PTC Therapeutics Inc., senior note, 3.00%, 8/15/22	United States	623,000		454,790
				10,700,541
Capital Markets 0.5%
Ares Capital Corp., senior note,
4.75%, 1/15/18	United States	1,932,000		1,981,507
[d]144A, 3.75%, 2/01/22	United States	1,172,000		1,174,197
[b]Cowen Group Inc., senior note, 3.00%, 3/15/19	United States	1,324,000		1,299,175
FXCM Inc., senior note, 2.25%, 6/15/18	United States	599,000		176,705
[d]Hercules Capital Inc., senior note, 144A, 4.375%, 2/01/22	United States	524,000		528,913
[d]TCP Capital Corp., senior note, 144A, 4.625%, 3/01/22	United States	844,000		851,913
				6,012,410
Chemicals 0.1%
[b]Solazyme Inc., senior sub. note, 5.00%, 10/01/19	United States	1,390,000		569,900
Commercial Services & Supplies 0.1%
RWT Holdings Inc., senior note, 5.625%, 11/15/19	United States	735,000		751,538
Communications Equipment 0.9%
[b]Ciena Corp., senior note, 4.00%, 12/15/20	United States	1,015,000		1,477,459
Finisar Corp., senior bond, 0.50%, 12/15/33	United States	318,000		396,506
[b]InterDigital Inc., senior note, 1.50%, 3/01/20	United States	1,996,000		2,571,098
[b]Palo Alto Networks Inc., zero cpn., 7/01/19	United States	3,400,000		4,968,250
[d]Viavi Solutions Inc., senior note, 144A, 1.00%, 3/01/24	United States	636,000		637,193
				10,050,506
Construction & Engineering 0.1%
Dycom Industries Inc., senior note, 0.75%, 9/15/21	United States	479,000		528,097

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Construction & Engineering (continued)
[i]Mirait Holdings Corp., senior note, Reg S, zero cpn., 12/30/21	Japan	30,000,000	JPY	$285,093
[d]Tutor Perini Corp., senior note, 144A, 2.875%, 6/15/21	United States	518,000		633,255
				1,446,445
Construction Materials 0.2%
[b]Cemex SAB de CV, sub. note,
3.75%, 3/15/18	Mexico	932,000		1,071,218
3.72%, 3/15/20	Mexico	1,367,000		1,518,224
				2,589,442
Consumer Finance 0.2%
Encore Capital Group Inc., senior note,
[b]3.00%, 11/27/17	United States	176,000		204,160
[d]144A, 3.25%, 3/15/22	United States	1,049,000		1,049,000
[b]PRA Group Inc., senior note, 3.00%, 8/01/20	United States	949,000		911,040
				2,164,200
Diversified Consumer Services 0.3%
Ascent Capital Group Inc., senior note, 4.00%, 7/15/20	United States	163,000		126,529
[b]Carriage Services Inc., sub. note, 2.75%, 3/15/21	United States	504,000		633,780
TAL Education Group, senior note, 2.50%, 5/15/19	China	828,000		2,727,742
				3,488,051
Diversified Financial Services 0.2%
[d]Element Financial Corp., sub. note, 144A,
5.125%, 6/30/19	Canada	851,000	CAD	747,204
4.25%, 6/30/20	Canada	1,628,000	CAD	1,290,069
				2,037,273
Electrical Equipment 0.0%†
[b]General Cable Corp., sub. bond, 4.50%, 11/15/29	United States	406,000		302,216
Electronic Equipment, Instruments & Components 0.6%
[b,d]Knowles Corp., senior note, 144A, 3.25%, 11/01/21	United States	1,022,000		1,289,636
[d]Nice Systems Inc., senior note, 144A, 1.25%, 1/15/24	Israel	635,000		666,750
[d]OSI Systems Inc., senior note, 144A, 1.25%, 9/01/22	United States	572,000		559,845
[b]TTM Technologies Inc., senior note, 1.75%, 12/15/20	United States	714,000		1,256,640
[b]Vishay Intertechnology Inc., senior bond, 2.25%, 11/15/40	United States	2,563,000		3,213,361
				6,986,232
Energy Equipment & Services 0.4%
[d]Ensco Jersey Finance Ltd., senior note, 144A, 3.00%, 1/31/24	United States	937,000		957,497
[d]Nabors Industries Inc., senior note, 144A, 0.75%, 1/15/24	United States	438,000		424,860
SEACOR Holdings Inc., senior bond,
2.50%, 12/15/27	United States	859,000		877,254
3.00%, 11/15/28	United States	1,384,000		1,230,895
Weatherford International Ltd., senior note, 5.875%, 7/01/21	United States	315,000		374,259
				3,864,765
Equity Real Estate Investment Trusts (REITs) 1.3%
[b,d]American Residential Properties Inc., senior note, 144A, 3.25%,
11/15/18	United States	1,042,000		1,409,305
[b,d]Colony Starwood Homes, senior note, 144A, 3.50%, 1/15/22	United States	2,068,000		2,157,182
[d]Empire State Realty OP LP, senior note, 144A, 2.625%, 8/15/19	United States	1,521,000		1,796,681
[b]Forest City Enterprises Inc., senior note, 3.625%, 8/15/20	United States	1,453,000		1,595,576
Forest City Realty Trust Inc., senior note, 4.25%, 8/15/18	United States	624,000		713,310
[d]GPT Property Trust LP, senior note, 144A, 3.75%, 3/15/19	United States	1,582,000		2,033,859
[b]National Health Investors Inc., senior note, 3.25%, 4/01/21	United States	1,555,000		1,767,841
[b]Starwood Waypoint Residential Trust, senior note, 3.00%, 7/01/19	United States	1,059,000		1,229,764
[b]VEREIT Inc., senior note, 3.00%, 8/01/18	United States	1,269,000		1,270,586
				13,974,104
Health Care Equipment & Supplies 0.6%
[b]Hologic Inc., senior bond, zero cpn., 12/15/43	United States	1,052,000		1,291,988

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Convertible Bonds (continued)
Health Care Equipment & Supplies (continued)
[b,d]Insulet Corp., senior note, 144A, 1.25%, 9/15/21	United States	960,000		$973,200
[i]Nipro Corp., senior note, Reg S, zero cpn., 1/29/21	Japan	40,000,000	JPY	410,788
[b,d]NuVasive Inc., senior note, 144A, 2.25%, 3/15/21	United States	623,000		855,846
Quidel Corp., senior note, 3.25%, 12/15/20	United States	712,000		719,120
[b]Wright Medical Group Inc., senior note, 2.00%, 2/15/20	United States	1,215,000		1,388,137
[b,d]Wright Medical Group NV, senior note, 144A, 2.25%, 11/15/21	United States	950,000		1,370,969
				7,010,048
Health Care Providers & Services 0.7%
Brookdale Senior Living Inc., senior note, 2.75%, 6/15/18	United States	858,000		842,985
[b]HealthSouth Corp., senior sub. bond, 2.00%, 12/01/43	United States	2,105,000		2,540,472
[b]Healthways Inc., senior note, 1.50%, 7/01/18	United States	565,000		879,281
[b]Molina Healthcare Inc., senior note, 1.125%, 1/15/20	United States	2,995,000		3,992,710
				8,255,448
Health Care Technology 0.2%
[b]Allscripts Healthcare Solutions Inc., senior note, 1.25%, 7/01/20	United States	761,000		753,866
[d]Evolent Health Inc., senior note, 144A, 2.00%, 12/01/21	United States	50,000		56,187
Medidata Solutions Inc., senior note, 1.00%, 8/01/18	United States	770,000		870,100
				1,680,153
Household Durables 0.4%
CalAtlantic Group Inc.,
[b]senior bond, 1.25%, 8/01/32	United States	1,430,000		1,469,325
senior note, 0.25%, 6/01/19	United States	246,000		230,779
LGI Homes Inc., senior sub. note, 4.25%, 11/15/19	United States	621,000		899,673
[b]M/I Homes Inc., senior sub. note, 3.25%, 9/15/17	United States	708,000		783,225
[b]Meritage Homes Corp., senior bond, 1.875%, 9/15/32	United States	1,175,000		1,177,203
Toll Brothers Finance Corp., senior bond, 0.50%, 9/15/32	United States	222,000		219,919
				4,780,124
Independent Power & Renewable Electricity Producers 0.0%†
[b]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	397,000		402,707
Insurance 0.1%
[b]AmTrust Financial Services Inc., senior bond, 2.75%, 12/15/44	United States	945,000		760,725
[d]HCI Group Inc., senior bond, 144A, 4.25%, 3/01/37	United States	191,000		191,000
				951,725
Internet & Direct Marketing Retail 0.3%
[d]Ctrip.com International Ltd., senior note, 144A, 1.25%, 9/15/22	China	412,000		425,390
Priceline Group Inc., senior note,
[b]1.00%, 3/15/18	United States	682,000		1,250,191
0.90%, 9/15/21	United States	414,000		464,715
[b]Shutterfly Inc., senior note, 0.25%, 5/15/18	United States	1,226,000		1,219,870
				3,360,166
Internet Software & Services 1.3%
[b]Blucora Inc., senior note, 4.25%, 4/01/19	United States	1,084,000		1,086,710
[b]Cornerstone OnDemand Inc., senior note, 1.50%, 7/01/18	United States	393,000		410,194
j2 Global Inc., senior bond, 3.25%, 6/15/29	United States	1,797,000		2,390,010
[b]MercadoLibre Inc., senior note, 2.25%, 7/01/19	Argentina	1,157,000		2,013,903
Twitter Inc., senior note,
0.25%, 9/15/19	United States	1,332,000		1,252,912
[b]1.00%, 9/15/21	United States	548,000		505,530
WebMD Health Corp., senior note,
1.50%, 12/01/20	United States	851,000		997,798
[d]144A, 2.625%, 6/15/23	United States	636,000		608,970
[b]Yahoo! Inc., zero cpn., 12/01/18	United States	3,727,000		3,862,104
[d]Zillow Group Inc., senior note, 144A, 2.00%, 12/01/21	United States	795,000		795,497

13,923,628

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
IT Services 0.5%
[d]Blackhawk Network Holdings Inc., senior note, 144A, 1.50%, 1/15/22	United States	792,000	$807,840
Cardtronics Inc., senior note, 1.00%, 12/01/20	United States	941,000	997,460
[b,d]CSG Systems International Inc., senior bond, 144A, 4.25%, 3/15/36	United States	1,566,000	1,643,321
Euronet Worldwide Inc., senior bond, 1.50%, 10/01/44	United States	1,772,000	2,217,215
			5,665,836
Life Sciences Tools & Services 0.2%
Albany Molecular Research Inc., senior note, 2.25%, 11/15/18	United States	1,220,000	1,377,838
Fluidigm Corp., senior bond, 2.75%, 2/01/34	United States	779,000	525,338
			1,903,176
Machinery 0.5%
The Greenbrier Cos Inc., senior note,
[b]3.50%, 4/01/18	United States	692,000	885,760
[d]144A, 2.875%, 2/01/24	United States	1,049,000	1,067,358
[i]Hyundai Heavy Industries Co. Ltd., senior note, Reg S, zero cpn.,
6/29/20	South Korea	1,000,000	967,100
Navistar International Corp., senior sub. note,
4.50%, 10/15/18	United States	159,000	157,509
[b]4.75%, 4/15/19	United States	1,890,000	1,835,662
[b]Trinity Industries Inc., senior sub. bond, 3.875%, 6/01/36	United States	118,000	146,320
			5,059,709
Media 0.5%
[b,d]Dish Network Corp., A, senior bond, 144A, 3.375%, 8/15/26	United States	1,513,000	1,828,839
Liberty Interactive LLC, senior bond, 4.00%, 11/15/29	United States	1,122,000	673,200
Liberty Media Corp.,
[b]senior bond, 1.375%, 10/15/23	United States	788,000	892,410
[d]senior bond, 144A, 2.25%, 9/30/46	United States	80,000	85,950
[d]senior note, 144A, 1.00%, 1/30/23	United States	519,000	543,004
[d]World Wrestling Entertainment Inc., senior note, 144A, 3.375%,
12/15/23	United States	1,267,000	1,346,979
			5,370,382
Metals & Mining 0.2%
[b]AK Steel Corp., senior note, 5.00%, 11/15/19	United States	1,102,000	1,939,520
[d]Pretium Resources Inc., senior sub. note, 144A, 2.25%, 3/15/22	Canada	414,000	405,979
RTI International Metals Inc., senior note, 1.625%, 10/15/19	United States	278,000	337,770
			2,683,269
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Apollo Commercial Real Estate Finance Inc., senior note, 5.50%,
3/15/19	United States	657,000	704,636
Blackstone Mortgage Trust Inc., senior note, 5.25%, 12/01/18	United States	513,000	580,331
[b]Colony Capital Inc., senior note, 3.875%, 1/15/21	United States	1,729,000	1,772,225
New York Mortgage Trust Inc., senior note, 6.25%, 1/15/22	United States	350,000	344,531
[b]Redwood Trust Inc., senior note, 4.625%, 4/15/18	United States	1,269,000	1,280,897
[b]Starwood Property Trust Inc., senior note,
3.75%, 10/15/17	United States	4,434,000	4,536,537
4.55%, 3/01/18	United States	278,000	306,495
Two Harbors Investment Corp., senior note, 6.25%, 1/15/22	United States	614,000	618,221
			10,143,873
Oil, Gas & Consumable Fuels 0.8%
[b]Aegean Marine Petroleum Network Inc., senior note,
4.00%, 11/01/18	Greece	637,000	662,082
[d]144A, 4.25%, 12/15/21	Greece	1,902,000	1,862,771
[b,d]Chesapeake Energy Corp., senior note, 144A, 5.50%, 9/15/26	United States	1,787,000	1,766,896
DHT Holdings Inc., senior note, 4.50%, 10/01/19	United States	1,174,000	1,200,415
[d]Golar LNG Ltd., senior note, 144A, 2.75%, 2/15/22	Bermuda	540,000	546,413
Green Plains Inc., senior note,
[b]3.25%, 10/01/18	United States	1,272,000	1,704,480

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds (continued)
Oil, Gas & Consumable Fuels (continued)
Green Plains Inc., senior note,
[d]144A, 4.125%, 9/01/22	United States	1,040,000	$1,165,450
			8,908,507
Personal Products 0.1%
Herbalife Ltd., senior note, 2.00%, 8/15/19	United States	630,000	602,441
Pharmaceuticals 0.7%
Depomed Inc., senior note, 2.50%, 9/01/21	United States	1,252,000	1,352,943
Impax Laboratories Inc., senior note, 2.00%, 6/15/22	United States	350,000	286,781
Medicines Co., senior note,
[b]2.50%, 1/15/22	United States	1,689,000	2,820,630
[d]144A, 2.75%, 7/15/23	United States	1,111,000	1,399,860
[d]Sucampo Pharmaceuticals Inc., senior note, 144A, 3.25%, 12/15/21	United States	1,018,000	1,030,725
Theravance Inc., senior note, 2.125%, 1/15/23	United States	1,514,000	1,314,341
			8,205,280
Professional Services 0.0%†
51job Inc., senior note, 3.25%, 4/15/19	China	222,000	238,650
Real Estate Management & Development 0.0%†
[i]Cosmos Boom Investment Ltd., senior note, Reg S, 0.50%, 6/23/20	China	400,000	390,500
Semiconductors & Semiconductor Equipment 1.1%
[b]Advanced Micro Devices Inc., senior note, 2.125%, 9/01/26	United States	1,638,000	3,216,622
[d]Cypress Semiconductor Corp., senior note, 144A, 4.50%, 1/15/22	United States	1,331,000	1,615,501
[d]Inphi Corp., senior note, 144A, 0.75%, 9/01/21	United States	632,000	694,015
[b]Intel Corp., junior sub. bond, 3.25%, 8/01/39	United States	845,000	1,485,620
Microchip Technology Inc.,
[d]junior sub. bond, 144A, 2.25%, 2/15/37	United States	1,408,000	1,425,600
senior sub. bond, 1.625%, 2/15/25	United States	1,180,000	1,689,613
[d]senior sub. bond, 144A, 1.625%, 2/15/27	United States	1,590,000	1,612,856
Micron Technology Inc., senior bond, 3.00%, 11/15/43	United States	446,000	449,624
			12,189,451
Software 1.4%
Bottomline Technologies de Inc., senior note, 1.50%, 12/01/17	United States	899,000	934,398
BroadSoft Inc., senior note, 1.00%, 9/01/22	United States	1,267,000	1,590,085
Citrix Systems Inc., senior note, 0.50%, 4/15/19	United States	3,193,000	3,855,547
FireEye Inc., senior bond, 1.625%, 6/01/35	United States	590,000	524,731
Nuance Communications Inc., senior bond, 2.75%, 11/01/31	United States	307,000	308,919
Rovi Corp., senior note, 0.50%, 3/01/20	United States	548,000	539,438
[b]Salesforce.com Inc., senior note, 0.25%, 4/01/18	United States	2,887,000	3,726,034
ServiceNow Inc., zero cpn., 11/01/18	United States	2,472,000	3,198,150
[b]Workday Inc., senior note, 1.50%, 7/15/20	United States	637,000	785,899
			15,463,201
Specialty Retail 0.0%†
Vitamin Shoppe Inc., senior note, 2.25%, 12/01/20	United States	401,000	346,865
Textiles, Apparel & Luxury Goods 0.2%
[b]Iconix Brand Group Inc., senior sub. note, 1.50%, 3/15/18	United States	1,991,000	1,881,495
Trading Companies & Distributors 0.1%
[d]Kaman Corp., senior note, 144A, 3.25%, 11/15/17	United States	497,000	773,456
Transportation Infrastructure 0.2%
[i]DP World Ltd., senior bond, Reg S, 1.75%, 6/19/24	United Arab Emirates	1,800,000	1,840,500
Macquarie Infrastructure Corp., senior note, 2.00%, 10/01/23	United States	140,000	138,250
			1,978,750
Total Convertible Bonds (Cost $178,724,493)			191,139,315

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Convertible Bonds in Reorganization 0.0%†
Semiconductors & Semiconductor Equipment 0.0%†
[j]SunEdison Inc., senior note,
[d]144A, 0.25%, 1/15/20	United States	126,000	$2,835
2.375%, 4/15/22	United States	247,000	5,558
Total Convertible Bonds in Reorganization (Cost $337,664)			8,393
Corporate Bonds and Notes 17.8%
Aerospace & Defense 0.1%
Embraer Netherlands Finance BV, senior bond,
5.05%, 6/15/25	Brazil	95,000	98,971
5.40%, 2/01/27	Brazil	130,000	134,843
[d]Embraer Overseas Ltd., senior bond, 144A, 5.696%, 9/16/23	Brazil	90,000	97,538
[d]Meccanica Holdings USA Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	555,000	561,937
			893,289
Auto Components 0.0%†
[d]Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II
Finance Inc., senior note, 144A, 7.875%, 10/01/22	United States	170,000	176,205
Automobiles 0.0%†
[d,k]Daimler Finance North America LLC, senior note, 144A, FRN, 1.303%,
3/10/17	Germany	150,000	150,011
[d,k]Nissan Motor Acceptance Corp., senior note, 144A, FRN, 1.492%,
3/03/17	Japan	105,000	105,000
[k]Toyota Motor Credit Corp., senior note, FRN,
1.413%, 1/17/19	United States	40,000	40,118
1.464%, 10/18/19	United States	255,000	256,107
			551,236
Banks 0.0%†
[k]Bank of America Corp., senior note, FRN, 2.063%, 1/15/19	United States	20,000	20,234
[k]Wells Fargo & Co., senior note, FRN, 1.364%, 6/02/17	United States	115,000	115,064
			135,298
Beverages 0.0%†
[k]PepsiCo Inc., senior note, FRN, 1.268%, 10/04/19	United States	260,000	260,570
Biotechnology 0.0%†
[k]Amgen Inc., senior note, FRN, 1.43%, 5/22/17	United States	125,000	125,079
Capital Markets 0.0%†
[d]Donnelley Financial Solutions Inc., senior note, 144A, 8.25%, 10/15/24	United States	180,000	187,200
Commercial Services & Supplies 1.0%
[d]Harland Clarke Holdings Corp., 144A,
senior note, 9.25%, 3/01/21	United States	4,260,000	4,121,550
senior secured note, 8.375%, 8/15/22	United States	2,260,000	2,340,512
senior secured note, first lien, 6.875%, 3/01/20	United States	265,000	268,313
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	445,000	449,450
[b]senior bond, 6.00%, 4/01/24	United States	1,695,000	1,648,388
senior bond, 6.625%, 4/15/29	United States	262,000	241,040
senior note, 7.00%, 2/15/22	United States	1,885,000	1,953,331
			11,022,584
Communications Equipment 0.1%
Alcatel-Lucent USA Inc., senior bond,
6.50%, 1/15/28	France	150,000	167,250
6.45%, 3/15/29	France	495,000	549,450
[k]Cisco Systems Inc., senior note, FRN, 1.222%, 3/03/17	United States	100,000	100,000
			816,700
Construction & Engineering 0.2%
[d]Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	2,108,000	2,274,005

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Construction Materials 0.1%
[d]Cemex SAB de CV, senior secured bond, 144A,
7.75%, 4/16/26	Mexico	300,000		$336,750
first lien, 6.125%, 5/05/25	Mexico	365,000		385,988
				722,738
Diversified Financial Services 2.4%
[k]American Honda Finance Corp., senior note, FRN, 1.447%, 9/20/17	United States	180,000		180,501
[d,k]Banco Hipotecario SA, senior note, 144A, FRN, 22.333%, 1/12/20	Argentina	3,890,000	ARS	256,024
[d,k]Banco Supervielle SA, senior note, 144A, FRN, 24.438%, 8/09/20	Argentina	3,800,000	ARS	256,859
[d,k]Bank of Tokyo-Mitsubishi UFJ Ltd., senior note, 144A, FRN, 1.979%,
9/14/18	Japan	335,000		337,477
[i]Citigroup Global Markets Holdings Inc., senior note, Reg S, zero cpn.,
10/26/17	United States	15,967,004	EGP	898,850
Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	6,626,000		6,837,204
[d]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A,
7.875%, 8/12/24	Colombia	795,000,000	COP	264,937
[d,k]Hyundai Capital Services Inc., senior note, 144A, FRN, 1.793%, 3/18/17	South Korea	200,000		200,045
[d]iPayment Inc., secured note, second lien, 144A, 9.50%, 12/15/19	United States	9,898,166		10,417,820
[k]JPMorgan Chase Bank NA, senior note, FRN, 1.588%, 9/23/19	United States	515,000		517,744
[d]Ladder Capital Finance Holdings LLP, senior note, 144A, 5.875%,
8/01/21	United States	225,000		226,969
[d]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	5,512,000		4,836,780
[d]Quicken Loans Inc., senior note, 144A, 5.75%, 5/01/25	United States	505,000		499,950
Rumo Luxembourg Sarl, senior note, 7.375%, 2/09/24	Brazil	200,000		206,000
[k]Shell International Finance BV, senior note, FRN, 1.354%, 5/10/17	Netherlands	390,000		390,395
				26,327,555
Diversified Telecommunication Services 0.0%†
[k]Verizon Communications Inc., senior note, FRN, 1.351%, 6/09/17	United States	125,000		125,116
Electric Utilities 0.2%
[k]Duke Energy Corp., senior note, FRN, 1.378%, 4/03/17	United States	100,000		100,050
[k]Duke Energy Progress Inc., secured note, FRN, 1.146%, 3/06/17	United States	50,000		50,002
[d]Enel SpA, sub. bond, 144A, 8.75% to 9/24/23, FRN thereafter, 9/24/73	Italy	745,000		860,475
[b]GenOn Americas Generation LLC, senior bond, 9.125%, 5/01/31	United States	407,000		366,300
[d]Terraform Global Operating LLC, senior note, 144A, 9.75%, 8/15/22	United States	593,000		667,125
				2,043,952
Energy Equipment & Services 0.3%
[b,d]McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	1,672,000		1,734,700
Noble Holding International Ltd.,
senior bond, 8.20%, 4/01/45	United Kingdom	270,000		260,550
senior note, 7.75%, 1/15/24	United Kingdom	495,000		482,625
[i]SubseaSA, senior note, Reg S, 1.00%, 10/05/17	United Kingdom	600,000		597,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
senior bond, 6.375%, 8/01/22	United States	25,000		25,937
senior bond, 5.25%, 5/01/23	United States	15,000		15,563
senior note, 6.75%, 3/15/24	United States	590,000		647,525
				3,763,900
Equity Real Estate Investment Trusts (REITs) 0.0%†
[d]Communications Sales & Leasing Inc. / CSL Capital LLC, senior note,
144A, 7.125%, 12/15/24	United States	310,000		320,075
Food & Staples Retailing 0.1%
[d]BRF GmbH, senior bond, 144A, 4.35%, 9/29/26	Brazil	530,000		507,475
[b,d]The Fresh Market Inc., secured note, first lien, 144A, 9.75%, 5/01/23	United States	915,000		766,313
				1,273,788
Food Products 0.2%
[d]Cosan Luxembourg SA, senior bond, 144A, 7.00%, 1/20/27	Brazil	225,000		236,745

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Food Products (continued)
[b]WhiteWave Foods Co., senior note, 5.375%, 10/01/22	United States	1,616,000		$1,767,500
				2,004,245
Gas Utilities 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp., senior note, 5.50%,
5/20/25	United States	220,000		224,125
NGL Energy Partners LP / NGL Energy Finance Corp., senior note,
5.125%, 7/15/19	United States	230,000		231,725
6.875%, 10/15/21	United States	30,000		31,031
[d]144A, 7.50%, 11/01/23	United States	825,000		872,438
[k]Transcanada Trust, junior sub. bond, FRN, 5.30%, 3/15/77	Canada	980,000		991,637
				2,350,956
Health Care Providers & Services 0.2%
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	2,379,000		2,319,525
Hotels, Restaurants & Leisure 0.5%
[d]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured
note, second lien, 144A, 10.25%, 11/15/22	United States	683,000		735,933
[d]Jacobs Entertainment Inc., second lien, 144A, 7.875%, 2/01/24	United States	1,271,000		1,309,130
[d]Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24	United States	558,000		574,087
[d]Viking Cruises Ltd., 144A,
senior bond, 6.25%, 5/15/25	United States	1,317,000		1,274,197
senior note, 8.50%, 10/15/22	United States	1,319,000		1,383,301
				5,276,648
Independent Power & Renewable Electricity Producers 0.1%
[b]GenOn Energy Inc., senior note, 9.875%, 10/15/20	United States	1,406,000		1,040,440
Industrial Conglomerates 0.1%
[d]Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
144 A,
6.25%, 2/01/22	United States	225,000		232,875
6.75%, 2/01/24	United States	295,000		307,169
				540,044
Life Sciences Tools & Services 0.0%†
[d]Quintiles IMS Inc., senior note, 144A, 3.25%, 3/15/25	United States	230,000	EUR	244,576
Machinery 0.7%
[k]Caterpillar Financial Services Corp., senior note, FRN,
1.172%, 3/03/17	United States	110,000		110,000
1.121%, 6/09/17	United States	300,000		300,117
1.753%, 2/23/18	United States	505,000		508,016
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	6,494,000		6,591,410
				7,509,543
Media 4.0%
[d]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	2,003,845		2,086,504
sub. note, zero cpn., 3/01/22	United States	24,036,513		18,568,206
[d]Cablevision SA, senior note, 144A, 6.50%, 6/15/21	Argentina	150,000		158,063
Clear Channel Worldwide Holdings Inc., senior sub. note, B, 7.625%,
3/15/20	United States	1,095,000		1,107,319
[d]Cox Communications Inc., senior bond, 144A,
4.70%, 12/15/42	United States	120,000		106,212
4.50%, 6/30/43	United States	220,000		187,227
DISH DBS Corp., senior note,
5.875%, 11/15/24	United States	405,000		433,856
7.75%, 7/01/26	United States	250,000		294,375
[d]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	3,783,000		4,000,523

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes (continued)
Media (continued)
The McClatchy Co.,
[b]senior bond, 7.15%, 11/01/27	United States	895,000	$823,400
senior bond, 6.875%, 3/15/29	United States	4,353,000	3,759,904
[b]senior secured note, first lien, 9.00%, 12/15/22	United States	1,494,000	1,579,905
[d,l]Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%,
7/15/23	Canada	4,371,874	5,153,346
[d]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	5,175,000	5,362,594
Time Warner Cable Inc., senior bond, 4.50%, 9/15/42	United States	240,000	219,321
[k]Viacom Inc., junior sub. bond, FRN, 6.25%, 2/28/57	United States	60,000	60,846
			43,901,601
Metals & Mining 1.2%
AK Steel Corp.,
senior bond, 7.625%, 5/15/20	United States	5,480,000	5,606,314
senior bond, 8.375%, 4/01/22	United States	2,281,000	2,380,794
senior note, 7.625%, 10/01/21	United States	4,695,000	4,894,537
Vale Overseas Ltd., senior bond, 6.25%, 8/10/26	Brazil	155,000	171,469
			13,053,114
Oil, Gas & Consumable Fuels 4.2%
[d]Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., senior note,
144A, 7.875%, 12/15/24	United States	500,000	531,250
[d]Baytex Energy Corp., senior note, 144A,
5.125%, 6/01/21	Canada	30,000	27,450
5.625%, 6/01/24	Canada	1,000,000	919,930
[d]Bellatrix Exploration Ltd., senior note, 144A, 8.50%, 5/15/20	Canada	625,000	617,187
[k]BP Capital Markets PLC, senior note, FRN, 1.459%, 2/13/18	United Kingdom	105,000	105,360
California Resources Corp.,
[d]secured note, second lien, 144A, 8.00%, 12/15/22	United States	11,630,000	9,929,112
senior note, 5.50%, 9/15/21	United States	9,000	6,840
senior note, 6.00%, 11/15/24	United States	112,000	86,240
[d]Callon Petroleum Co., senior note, 144A, 6.125%, 10/01/24	United States	520,000	544,700
[b]Calumet Specialty Products Partners LP / Calumet Finance Corp.,
senior note, 6.50%, 4/15/21	United States	2,454,000	2,141,802
Canadian Natural Resources Ltd., senior bond, 3.90%, 2/01/25	Canada	20,000	20,357
Chesapeake Energy Corp.,
[d]secured note, second lien, 144A, 8.00%, 12/15/22	United States	125,000	132,656
senior bond, 6.625%, 8/15/20	United States	1,000	1,000
senior bond, 6.125%, 2/15/21	United States	3,000	2,918
senior note, 4.875%, 4/15/22	United States	20,000	18,020
[d]senior note, 144A, 8.00%, 1/15/25	United States	200,000	199,500
[k]Chevron Corp., senior note, FRN, 1.209%, 11/15/17	United States	145,000	145,163
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	2,321,000	2,344,790
[l]Comstock Resources Inc., senior secured note, first lien, PIK, 10.00%
(all cash), 3/15/20	United States	3,972,000	4,130,880
Concho Resources Inc., senior bond,
5.50%, 10/01/22	United States	75,000	78,000
5.50%, 4/01/23	United States	395,000	410,800
Continental Resources Inc.,
senior bond, 5.00%, 9/15/22	United States	1,535,000	1,569,537
senior note, 4.50%, 4/15/23	United States	35,000	34,453
senior note, 3.80%, 6/01/24	United States	405,000	377,156
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp., senior note, 6.125%, 3/01/22	United States	415,000	431,081
Eclipse Resources Corp., senior note, 8.875%, 7/15/23	United States	545,000	565,437
Enable Midstream Partners LP, senior bond, 5.00%, 5/15/44	United States	400,000	373,412
Energy Transfer Equity LP, secured bond, first lien, 7.50%, 10/15/20	United States	200,000	225,750
Energy Transfer Partners LP, senior bond,
5.15%, 3/15/45	United States	230,000	225,091
6.125%, 12/15/45	United States	540,000	598,236

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
EnLink Midstream Partners LP, senior bond,
4.85%, 7/15/26	United States	210,000		$220,831
5.60%, 4/01/44	United States	145,000		145,318
5.05%, 4/01/45	United States	245,000		234,538
[i,k]EP PetroEcuador via Noble Sovereign Funding I Ltd., secured note,
FRN, Reg S, 6.627%, 9/24/19	Ecuador	467,211		480,059
[k]Exxon Mobil Corp., senior note, FRN, 1.003%, 3/15/17	United States	110,000		110,015
[d]Halcon Resources Corp., senior note, 144A, 6.75%, 2/15/25	United States	295,000		292,788
[d]Hilcorp Energy I LP / Hilcorp Finance Co., senior bond, 144A, 5.00%,
12/01/24	United States	590,000		567,875
HollyFrontier Corp., senior bond, 5.875%, 4/01/26	United States	900,000		964,119
Kinder Morgan Energy Partners LP, senior bond,
5.625%, 9/01/41	United States	130,000		133,498
5.00%, 8/15/42	United States	300,000		296,046
4.70%, 11/01/42	United States	150,000		141,557
5.00%, 3/01/43	United States	145,000		143,069
Marathon Oil Corp., senior bond, 5.20%, 6/01/45	United States	785,000		791,649
Matador Resources Co., senior note, 6.875%, 4/15/23	United States	497,000		526,820
[d]MEG Energy Corp., 144A,
secured note, second lien, 6.50%, 1/15/25	Canada	230,000		225,400
senior bond, 6.375%, 1/30/23	Canada	180,000		160,650
senior bond, 7.00%, 3/31/24	Canada	665,000		601,825
MPLX LP,
senior bond, 4.00%, 2/15/25	United States	30,000		30,297
senior bond, 5.20%, 3/01/47	United States	240,000		246,040
senior note, 4.875%, 12/01/24	United States	155,000		165,735
Oasis Petroleum Inc.,
senior bond, 6.875%, 1/15/23	United States	70,000		71,313
senior note, 6.875%, 3/15/22	United States	725,000		743,125
[d]Parsley Energy LLC / Parsley Finance Corp., senior note, 144A, 6.25%,
6/01/24	United States	270,000		285,525
[d]PDC Energy Inc., senior note, 144A, 6.125%, 9/15/24	United States	130,000		134,875
Petrobras Global Finance BV,
senior bond, 7.375%, 1/17/27	Brazil	115,000		120,578
senior bond, 5.625%, 5/20/43	Brazil	80,000		64,200
senior note, 5.375%, 1/27/21	Brazil	745,000		755,244
senior note, 8.375%, 5/23/21	Brazil	1,199,000		1,341,321
senior note, 6.125%, 1/17/22	Brazil	219,000		225,570
senior note, 8.75%, 5/23/26	Brazil	75,000		85,463
[i]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	218,086		83,069
Petroleos Mexicanos, senior note,
6.375%, 2/04/21	Mexico	770,000		838,145
4.25%, 1/15/25	Mexico	247,000		235,268
6.875%, 8/04/26	Mexico	317,000		347,812
[i,k]FRN, Reg S, 4.607%, 3/11/22	Mexico	402,000		423,989
[i]Reg S, 5.375%, 3/13/22	Mexico	442,000		462,995
[i]Reg S, 1.875%, 4/21/22	Mexico	869,000	EUR	893,767
[i]Reg S, 3.75%, 2/21/24	Mexico	290,000	EUR	312,563
[d]Raizen Fuels Finance SA, senior bond, 144A, 5.30%, 1/20/27	Brazil	200,000		205,000
Rice Energy Inc., senior note, 6.25%, 5/01/22	United States	815,000		835,375
Rose Rock Midstream LP / Rose Rock Finance Corp., senior note,
5.625%, 11/15/23	United States	285,000		279,300
RSP Permian Inc., senior note, 6.625%, 10/01/22	United States	1,250,000		1,328,125
Sabine Pass Liquefaction LLC, senior secured note, first lien, 5.625%,
3/01/25	United States	455,000		500,500
SM Energy Co.,
senior bond, 6.50%, 1/01/23	United States	85,000		85,638
senior bond, 5.625%, 6/01/25	United States	10,000		9,513
senior bond, 6.75%, 9/15/26	United States	90,000		92,025
senior note, 6.50%, 11/15/21	United States	10,000		10,275

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.,
senior note, 6.125%, 11/15/22	United States	220,000		$222,750
senior note, 5.00%, 1/15/24	United States	230,000		216,775
[d]Transocean Proteus Ltd., senior note, 144A, 6.25%, 12/01/24	United States	340,000		352,325
Whiting Petroleum Corp., senior note,
5.00%, 3/15/19	United States	25,000		25,344
5.75%, 3/15/21	United States	790,000		790,000
Williams Partners LP, senior bond, 6.30%, 4/15/40	United States	535,000		614,463
[d,k]YPF SA, senior note, 144A, FRN, 23.854%, 7/07/20	Argentina	245,000		273,175
				46,537,642
Paper & Forest Products 0.8%
Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	10,608,000		9,109,620
Pharmaceuticals 0.2%
[d]Valeant Pharmaceuticals International Inc., 144A,
senior bond, 7.00%, 10/01/20	United States	264,000		247,500
[b]senior bond, 6.125%, 4/15/25	United States	983,000		792,544
senior note, 5.875%, 5/15/23	United States	1,620,000		1,311,187
				2,351,231
Professional Services 0.2%
[b,d]Altegrity Inc., senior note, first lien, 144A, 9.50%, 7/01/19	United States	2,073,000		2,181,832
Real Estate Management & Development 0.0%†
[d]Rialto Holdings LLC / Rialto Corp., senior note, 144A, 7.00%, 12/01/18	United States	178,000		182,005
Retailing 0.1%
[i]Punch Taverns Finance PLC, Reg S,
7.32%, 10/15/25	United Kingdom	146,000	GBP	231,890
7.274%, 10/15/26	United Kingdom	225,000	GBP	360,935
				592,825
Road & Rail 0.1%
[d]Park Aerospace Holdings Ltd., senior note, 144A, 5.25%, 8/15/22	Ireland	525,000		547,969
Software 0.0%†
[k]Oracle Corp., senior note, FRN, 1.209%, 7/07/17	United States	135,000		135,153
Specialty Retail 0.3%
[b]CST Brands Inc., senior note, 5.00%, 5/01/23	United States	2,057,000		2,144,422
[b,d]Guitar Center Inc., senior secured note, first lien, 144A, 6.50%, 4/15/19	United States	1,469,000		1,318,428
[k]Lowe's Cos. Inc., senior note, FRN, 1.559%, 9/14/18	United States	255,000		256,980
				3,719,830
Technology Hardware, Storage & Peripherals 0.1%
[d]Diamond 1 Finance Corp. / Diamond 2 Finance Corp., senior secured
bond, first lien, 144A, 6.02%, 6/15/26	United States	1,170,000		1,292,389
Thrifts & Mortgage Finance 0.0%†
Santander Holdings USA Inc., senior bond, 4.50%, 7/17/25	United States	435,000		445,966
Wireless Telecommunication Services 0.1%
[i]GTH Finance BV, senior note, Reg S, 6.25%, 4/26/20	Netherlands	511,000		542,168
Total Corporate Bonds and Notes (Cost $171,395,747)				196,898,612
Corporate Bonds and Notes in Reorganization 0.1%
Communications Equipment 0.1%
[b,d,j]Avaya Inc., senior note, first lien, 144A, 7.00%, 4/01/19	United States	944,000		758,740
Diversified Telecommunication Services 0.0%†
[d,j]Oi SA, senior note, 144A, 9.75%, 9/15/16	Brazil	300,000	BRL	20,371
Oil, Gas & Consumable Fuels 0.0%†
[j]Bonanza Creek Energy Inc., senior note,
6.75%, 4/15/21	United States	115,000		104,363

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Corporate Bonds and Notes in Reorganization (continued)
Oil, Gas & Consumable Fuels (continued)
[j]Bonanza Creek Energy Inc., senior note,
5.75%, 2/01/23	United States	415,000	$378,687
			483,050
Total Corporate Bonds and Notes in Reorganization (Cost $1,278,023)			1,262,161
Senior Floating Rate Interests 0.7%
Aerospace & Defense 0.0%†
TransDigm Group Inc., Term Loan E, 4.00%, 5/14/22	United States	29,169	29,336
TransDigm Inc., Term Loan F, 3.78%, 6/09/23	United States	205,939	207,381
			236,717
Auto Components 0.0%†
Gates Global Inc., Term Loan B, 4.25%, 7/06/21	United States	177,975	178,392
Building Products 0.0%†
Ply Gem Holdings Inc., Term Loan, first lien, 4.00%, 2/01/21	United States	27,347	27,531
Quickrete Holdings Inc., Term Loan B, 4.02%, 11/15/23	United States	210,000	212,931
			240,462
Capital Markets 0.0%†
Donnelley Financial Solutions Inc., Term Loan B, 5.00%, 9/29/23	United States	98,571	99,659
Thomson Reuters, Term Loan B, 4.75%, 10/03/23	Canada	130,972	132,707
			232,366
Commercial Services & Supplies 0.0%†
GFL Environmental, Term Loan B, 3.75%, 9/29/23	Canada	69,825	70,072
Construction & Engineering 0.0%†
Engility Corp., Term Loan B2, 4.75%, 8/14/23	United States	99,253	100,308
Construction Materials 0.0%†
Headwaters Inc., Term Loan B, 4.00%, 3/24/22	United States	185,823	186,776
Diversified Financial Services 0.0%†
Harbor Frieght Tools USA Inc., Term Loan B, 3.778%, 8/18/23	United States	118,573	118,853
Serta Simmons Holdings LLC, Term Loan, second lien, 9.04%, 11/08/24	United States	199,727	202,473
			321,326
Diversified Telecommunication Services 0.1%
Integra Telecom, Term Loan, 7.00%, 8/14/20	United States	221,556	222,110
Sprint Communications Inc., Term Loan B, 3.313%, 2/02/24	United States	225,000	225,534
Zayo Group Term Loan B2, 3.50%, 1/19/24	United States	36,239	36,624
			484,268
Electric Utilities 0.0%†
Power Buyer LLC, Delayed Draw, first lien, Term Loan, 4.288%, 5/06/20	United States	66,112	66,346
Food & Staples Retailing 0.0%†
Albertsons Cos. Inc., Term Loan B4, 3.78%, 8/25/21	United States	300,000	303,673
Health Care Providers & Services 0.1%
Envision Healthcare Corp., Term Loan B, 4.00%, 12/01/23	United States	75,000	75,737
Inventiv Health Inc., Initial Term Loan, 4.80%, 11/09/23	United States	485,000	488,334
Team Health Inc., Term Loan B, 3.75%, 2/06/24	United States	239,946	239,533
Universal Services, Delayed Draw, Term Loan B, 4.75%, 7/28/22	United States	118,801	119,692
			923,296
Hotels, Restaurants & Leisure 0.0%†
Boyd Gaming Corp., Term Loan B, 3.71%, 9/15/23	United States	64,897	65,610
Insurance 0.1%
Asurion LLC, Term Loan, 10.00%, 8/31/21	United States	525,000	548,187
Hyperion Insurance Group Ltd., Term Loan B, 5.50%, 4/29/22	United States	44,212	44,522
			592,709
Internet Software & Services 0.1%
GTT Communications, Term Loan B, 5.00%, 1/09/24	United States	53,000	53,919

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Senior Floating Rate Interests (continued)
Internet Software & Services (continued)
Rackspace Hosting Inc., Term Loan B, 4.53%, 11/03/23	United States	85,000		$86,063
Uber Technologies Inc., Term Loan, 5.00%, 7/13/23	United States	259,350		261,187
				401,169
IT Services 0.0%†
Presidio Inc., Term Loan B, 4.50%, 2/02/22	United States	180,270		181,885
Machinery 0.0%†
North American Lifting Holdings Inc., Initial Term Loan, 5.50%, 11/27/20	United States	15,537		14,381
Media 0.0%†
AMC Entertainment Holdings Inc., Term Loan B, 3.53%, 12/15/23	United States	25,000		25,287
Cablevision SA, Term Loan B, 3.77%, 10/11/24	Argentina	34,912		35,318
CBS Radio Inc., Term Loan B, 4.50%, 10/17/23	United States	90,566		91,539
Cequel/SuddenLink, Term Loan, 3.78%, 1/15/25	United States	24,299		24,593
				176,737
Metals & Mining 0.0%†
Signode Industrial Group, Initial Term Loan B, 4.00%, 5/01/21	United States	24,271		24,552
Oil, Gas & Consumable Fuels 0.1%
California Resources Corp., Term Loan L, 11.38%, 12/31/21	United States	635,000		717,285
Chesapeake Energy Corp., Term Loan A, 8.55%, 8/23/21	United States	468,445		508,995
MEG Energy Corp., Term Loan B, 4.54%, 12/31/23	Canada	28,422		28,620
Southcross Energy Partners LP, senior secured, Term Loan B, first lien
guaranteed, 5.284%, 8/04/21	United States	29,397		24,939
				1,279,839
Retailing 0.0%†
Talbots Inc., Term Loan, first lien, 5.50%, 3/19/20	United States	66,796		60,617
Semiconductors & Semiconductor Equipment 0.0%†
Cavium Inc., Term Loan B, 3.78%, 8/16/22	United States	65,598		66,336
Specialty Retail 0.1%
[m]Bass Pro Group LLC, Term Loan B, 5.97%, 12/15/23	United States	210,000		202,240
The Men's Warehouse Inc., Term Loan B, 4.50%, 6/18/21	United States	99,616		95,382
PetSmart Inc., Term Loan B, 4.00%, 3/11/22	United States	243,759		240,442
				538,064
Technology Hardware, Storage & Peripherals 0.1%
Western Digital Corp., Term Loan B, 4.53%, 4/29/23	United States	335,140		337,889
Xerox Busines, Term Loan B, 6.28%, 11/18/23	United States	420,000		427,744
				765,633
Trading Companies & Distributors 0.0%†
HD Supply Inc., Term Loan B, 3.748%, 10/17/23	United States	144,638		145,843
Wireless Telecommunication Services 0.0%†
Virgin Media, Term Loan I, 3.52%, 1/31/25	United Kingdom	210,000		211,444
Total Senior Floating Rate Interests (Cost $7,664,436)				7,868,821
Foreign Government and Agency Securities 2.3%
Brazil Letras do Tesouro Nacional, senior note, zero cpn., 7/01/17	Brazil	3,700,000	BRL	1,147,359
Government of Argentina,
7.82%, 12/31/33	Argentina	1,589,400	EUR	1,737,377
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	2,313,071	EUR	1,484,524
[i]Reg S, 5.00%, 1/15/27	Argentina	419,000	EUR	410,912
senior bond, 7.82%, 12/31/33	Argentina	610,990	EUR	672,204
senior note, 8.75%, 6/02/17	Argentina	2,083,173		2,126,920
[d]senior note, 144A, 5.625%, 1/26/22	Argentina	340,000		343,825
[i]senior note, Reg S, 3.875%, 1/15/22	Argentina	1,046,000	EUR	1,094,115
[i]senior note, Reg S, 5.625%, 1/26/22	Argentina	525,000		530,906
[i]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	316,000		353,525
[i]Government of Egypt, senior note, Reg S, 6.125%, 1/31/22	Egypt	660,000		686,519

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Foreign Government and Agency Securities (continued)
[i]Government of Hellenic Republic, senior bond, Reg S, 3.00% to
2/24/20, 3.65% to 2/24/21, 4.30% thereafter, 2/24/42	Greece	1,868,040	EUR	$1,367,582
[i]Government of Honduras, senior note, Reg S, 8.75%, 12/16/20	Honduras	200,000		228,000
[i]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	814,000		722,380
[i]Government of Pakistan, senior note, Reg S, 6.75%, 12/03/19	Pakistan	648,000		693,381
[i]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	945,000		978,075
Government of Poland,
senior bond, 2.50%, 7/25/27	Poland	13,222,000	PLN	2,908,050
senior note, 4.75%, 4/25/17	Poland	3,900,000	PLN	964,244
[i]Government of Russia, Reg S, 4.75%, 5/27/26	Russia	1,600,000		1,677,600
Government of South Africa, R186, 10.50%, 12/21/26	South Africa	11,080,000	ZAR	938,854
[i]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	1,030,000		1,036,839
7.75%, 9/01/27	Ukraine	775,000		719,859
Mexican Bonos, senior bond, 5.75%, 3/05/26	Mexico	100,000	MXN	446,041
Mexico City Airport Trust, senior bond, 5.50%, 10/31/46	Mexico	600,000		575,100
Provincia de Buenos Aires,
[i]senior bond, Reg S, 7.875%, 6/15/27	Argentina	472,000		474,360
[d]senior bond, 144A, 7.875%, 6/15/27	Argentina	240,000		240,528
[d]senior note, 144A, 5.75%, 6/15/19	Argentina	250,000		259,138
[d]senior note, 144A, 6.50%, 2/15/23	Argentina	185,000		185,463
[i]RZD Capital PLC, senior note, (Russian Railways), loan participation,
Reg S, 4.375%, 3/01/24	Russia	839,000		840,540
Total Foreign Government and Agency Securities (Cost $25,380,975)				25,844,220
Asset-Backed Securities and Commercial Mortgage-Backed Securities 2.1%
Airlines 0.1%
[d]Air Canada 2015-2 Class B Pass Through Trust, third lien note, 144A,
5.00%, 6/15/25	Canada	481,432		495,273
Latam Airlines 2015-1 Class B Pass Through Trust, secured note,
4.50%, 8/15/25	Chile	726,070		710,641
				1,205,914
Banks 0.0%†
[k]Wells Fargo Mortgage Backed Securities 2003-M Trust, A1, FRN,
3.00%, 12/25/33	United States	29,508		29,659
[k]Wells Fargo Mortgage Backed Securities 2004-0 Trust, A1, FRN,
2.995%, 8/25/34	United States	11,359		11,578
Wells Fargo Mortgage Backed Securities 2005-16 Trust, A18, 6.00%,
1/25/36	United States	5,743		5,698
[k]Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, 2A4, FRN,
3.07%, 6/25/35	United States	18,025		18,429
				65,364
Commercial Services & Supplies 0.0%†
[d]Shenton Aircraft Investment I Ltd., 2015-A, 144A, 4.75%, 10/15/42	Cayman Islands	308,462		313,170
Consumer Finance 0.1%
American Express Credit Account Master Trust,
[k]2012-A, FRN, 1.04%, 1/15/20	United States	100,000		100,066
2014-A, 1.26%, 1/15/20	United States	100,000		100,048
2014-A, 1.49%, 4/15/20	United States	100,000		100,141
[k]2014-A, FRN, 1.06%, 5/15/20	United States	100,000		100,147
[k]Bank of America Credit Card Trust, FRN,
A, 1.04%, 9/16/19	United States	120,000		120,040
A, 1.15%, 6/15/21	United States	100,000		100,412
A3, 1.06%, 1/15/20	United States	100,000		100,114
				720,968
Diversified Financial Services 1.7%
[k]Adjustable Rate Mortgage 2005-1 Trust, 3A1, FRN, 3.282%, 5/25/35	United States	115,365		113,896
[d]AIM Aviation Finance Ltd., 2015-B1, 144A, 5.072%, 2/15/40	Cayman Islands	321,429		315,000
[d]Ajax Mortgage Loan 2016-B Trust, A, 144A, 4.00%, 9/25/65	United States	163,718		163,851

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]Ajax Mortgage Loan 2016-C Trust, A, 144A, 4.00%, 10/25/57	United States	148,908	$148,438
[k]Alliance Bancorp 2007-OA1 Trust, A1, FRN, 1.018%, 7/25/37	United States	334,315	245,134
Ally Auto Receivables 2016-3 Trust, A3, 1.44%, 8/17/20	United States	180,000	179,709
[k]American Express Issuance 2013-2 Trust II, A, FRN, 1.20%, 8/15/19	United States	240,000	240,972
[k]American Home Mortgage Investment 2005-2 Trust, 1A1, FRN, 1.078%,
9/25/45	United States	93,788	78,358
[k]American Home Mortgage Investment 2006-1 Trust, 11A1, FRN,
1.058%, 3/25/46	United States	329,597	275,173
Banc of America Alternative Loan 2003-8 Trust, 1CB1, 5.50%, 10/25/33	United States	10,318	10,558
Banc of America Alternative Loan 2004-6 Trust, 2A1, 6.00%, 7/25/34	United States	259,277	271,303
Banc of America Alternative Loan 2004-9 Trust, 2CB1, 6.00%, 10/25/34	United States	11,241	11,478
Banc of America Alternative Loan 2005-6 Trust, CB7, 5.25%, 7/25/35	United States	19,953	18,311
Banc of America Funding 2005-5 Trust, 1A1, 5.50%, 9/25/35	United States	14,623	15,210
Banc of America Funding 2007-4 Trust, 5A1, 5.50%, 11/25/34	United States	186,263	185,266
[k]Banc of America Mortgage 2005-A Trust, 2A1, FRN, 3.489%, 2/25/35	United States	11,308	11,299
[d]Bayview Opportunity Master Fund 2016-LT1 Trust, A1, 144A, 3.475%,
10/28/31	United States	142,894	142,554
[d]Bayview Opportunity Master Fund IIA 2016-RPL3 Trust, A1, 144A,
3.475%, 7/28/31	United States	70,952	70,901
[d]Bayview Opportunity Master Fund IIIA 2016-RN3 Trust, A1, 144A,
3.598%, 9/29/31	United States	77,226	77,317
[d]Bayview Opportunity Master Fund IVB 2017-NPL1 Trust, A1, A1, 144A,
3.598%, 1/28/32	United States	135,000	135,000
BCAP LLC 2007-AA2 Trust, 22A1, 6.00%, 3/25/22	United States	206,616	204,835
[k]Bear Stearns ARM 2004-6 Trust, 2A1, FRN, 3.323%, 9/25/34	United States	75,917	70,470
[d]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1, A, 144A,
4.213%, 12/16/41	United States	253,672	255,292
[d,k]BLCP Hotel 2014-CLRN Trust, E, 144A, FRN, 4.44%, 8/15/29	United States	100,000	100,678
BMW Vehicle Owner 2014-A3 Trust, 0.97%, 11/26/18	United States	22,564	22,550
BXHT 2015-DRMZ Mortgage Trust, 8.97%, 7/15/29	United States	239,031	232,601
[d]CAM Mortgage 2016-1 Trust, 144A,
A, 4.00%, 1/15/56	United States	52,477	52,377
[k]M, FRN, 5.00%, 1/15/56	United States	150,000	144,801
[d,k]CAM Mortgage LLC, 2015-1, M, 144A, FRN, 4.75%, 7/15/64	United States	82,691	82,224
[d,k]CCRESG Commercial Mortgage 2016-HEAT Trust, D, 144A, FRN,
5.488%, 4/10/29	United States	100,000	98,494
Chase Issuance Trust,
[k]2007-A12, FRN, 0.82%, 8/15/19	United States	330,000	329,896
2014-A6, 1.26%, 7/15/19	United States	100,000	100,035
[k]2015-A1, FRN, 1.09%, 2/18/20	United States	110,000	110,185
2015-A2, 1.59%, 2/18/20	United States	135,000	135,295
[k]A5, FRN, 1.14%, 4/15/21	United States	120,000	120,531
[d]CLI Funding LLC, 2014-2A, 144A, 3.38%, 10/18/29	United States	76,273	74,369
[d]Colony American Finance Ltd., 2015-1, D, 144A, 5.649%, 10/15/47	Cayman Islands	115,000	115,123
[d,k]Colony American Homes, 2014-2, 144A, FRN, 3.98%, 7/17/31	United States	100,000	100,218
[d,k]COMM 2016-SAVA Mortgage Trust, C, 144A, FRN, 3.77%, 10/15/34	United States	155,000	155,984
Countrywide Alternative Loan Trust,
2003-1A1, 5.75%, 12/25/33	United States	67,951	69,830
2003-2A1, 5.75%, 10/25/33	United States	20,656	21,374
2003-A7, 5.50%, 7/25/33	United States	22,857	22,694
2004-16CB, 5.50%, 7/25/34	United States	50,239	51,411
2004-16CB, 5.50%, 8/25/34	United States	55,177	56,964
2004-1A1, 5.50%, 4/25/34	United States	47,198	48,089
2004-5A1, 5.75%, 1/25/35	United States	8,827	8,895
2004-J10, 6.00%, 9/25/34	United States	113,704	117,616
2005-2A1, 5.50%, 2/25/25	United States	9,928	10,131
[k]2005-2A1, FRN, 0.988%, 5/25/35	United States	52,232	43,949
[k]Countrywide Home Loans Mortgage Pass-Through 2004-12 Trust, 8A1,
FRN, 3.223%, 8/25/34	United States	14,796	12,911

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[k]Countrywide Home Loans Mortgage Pass-Through 2004-HYB4 Trust,
2A1, FRN, 3.156%, 9/20/34	United States	118,238		$114,577
Countrywide Home Loans Mortgage Pass-Through 2005-21 Trust, A17,
5.50%, 10/25/35	United States	15,332		13,746
[d]CPS Auto Receivables 2014-B Trust, D, 144A, 4.62%, 5/15/20	United States	110,000		110,568
[d]CPS Auto Receivables 2016-B Trust, E, 144A, 8.14%, 5/15/23	United States	500,000		518,748
[d,k]Credit Suisse Mortgage Capital Certificates, 2015-A, 144A, FRN,
2.02%, 3/15/28	United States	110,000		109,945
[k]Deutsche Alt-A Securities Inc. Mortgage Loan 2005-5 Trust, 1A4, FRN,
5.50%, 11/25/35	United States	11,165		10,969
[k]Deutsche Mortgage Securities Inc. Mortgage Loan 2004-7 Trust, AR1,
FRN, 1.128%, 6/25/34	United States	98,293		90,517
[k]DSLA Mortgage Loan 2005-AR5 Trust, 2A1A, FRN, 1.109%, 9/19/45	United States	62,132		46,920
[d]DT Auto Owner 2014-3 Trust, D, 144A, 4.47%, 11/15/21	United States	50,000		50,853
[d]DT Auto Owner 2016-1 Trust, D, 144A, 4.66%, 12/15/22	United States	180,000		185,917
[d]DT Auto Owner 2016-2 Trust, D, 144A, 5.43%, 11/15/22	United States	240,000		252,104
[i,k]Dukinfield 2 PLC, FRN, Reg S, 1.615%, 12/20/52	United Kingdom	236,663	GBP	296,996
[i,k]Eurosail PLC, 2007-2X, FRN, Reg S, 0.527%, 3/13/45	United Kingdom	69,894	GBP	84,480
[d]First Investors Auto Owner 2016-1 Trust, D, 144A, 4.70%, 4/18/22	United States	110,000		114,360
Ford Credit Auto Owner Trust,
[d]2014-A, 144A, 2.31%, 4/15/26	United States	100,000		100,931
2014-A3, 0.90%, 10/15/18	United States	26,440		26,425
2014-A3, 1.06%, 5/15/19	United States	28,190		28,170
2015-A3, 1.28%, 9/15/19	United States	63,520		63,504
[k]Freddie Mac Structured Agency Credit Risk Debt Notes, FRN,
2013-M2, 5.028%, 11/25/23	United States	250,000		267,417
2015-M2, 2.628%, 10/25/27	United States	250,000		254,782
2015-M3, 4.078%, 10/25/27	United States	250,000		266,477
[k]GMACM Mortgage Loan 2005-AR4 Trust, 3A1, FRN, 3.578%, 7/19/35	United States	197,262		192,304
[d,k]GP Portfolio 2014-GGP Trust, A, 144A, FRN, 1.717%, 2/15/27	United States	65,716		65,851
GSR Mortgage Loan 2005-4F Trust, 6A1, 6.50%, 2/25/35	United States	22,492		22,606
[k]GSR Mortgage Loan 2005-AR6 Trust, 4A5, FRN, 3.077%, 9/25/35	United States	170,588		171,404
[k]Harborview Mortgage Loan 2003-2 Trust, 1A, FRN, 1.521%, 10/19/33	United States	112,997		106,888
[k]Harborview Mortgage Loan 2004-11 Trust, 2A2A, FRN, 1.419%, 1/19/35	United States	158,733		135,541
[k]Harborview Mortgage Loan 2004-2 Trust, 1A1, FRN, 1.301%, 6/19/34	United States	164,291		150,764
[k]Harborview Mortgage Loan 2006-7 Trust, 2A1A, FRN, 0.981%, 9/19/46	United States	43,515		35,568
Honda Auto Receivables 2014-2 Owner Trust, A3, 0.77%, 3/19/18	United States	16,128		16,118
Honda Auto Receivables 2014-3 Owner Trust, A4, 1.31%, 10/15/20	United States	30,000		29,994
Honda Auto Receivables 2015-1 Owner Trust, A3, 1.05%, 10/15/18	United States	35,940		35,919
Honda Auto Receivables 2015-3 Owner Trust, A3, 1.27%, 4/18/19	United States	134,567		134,538
Hyundai Auto Receivables 2014-4 Owner Trust, A3, 0.79%, 7/16/18	United States	8,132		8,130
Hyundai Auto Receivables 2015-A Owner Trust, A3, 1.05%, 4/15/19	United States	32,567		32,539
[k]JP Morgan Alternative Loan 2006-A1 Trust, 3A1, FRN, 3.379%, 3/25/36	United States	249,876		208,240
[k]JP Morgan Chase Commercial Mortgage Securities 2007-LDP10 Trust,
AM, FRN, 5.464%, 1/15/49	United States	80,000		79,849
[d,k]JP Morgan Chase Commercial Mortgage Securities 2015-SGP Trust, D,
144A, FRN, 5.27%, 7/15/36	United States	180,000		183,161
[k]JP Morgan Mortgage 2003-A2 Trust, 3A1, FRN, 2.801%, 11/25/33	United States	12,801		12,279
JP Morgan Mortgage 2004-S1 Trust, 2A1, 6.00%, 9/25/34	United States	164,332		166,586
[k]JP Morgan Mortgage 2005-A1 Trust, 6T1, FRN, 3.299%, 2/25/35	United States	23,211		22,958
[k]JP Morgan Mortgage 2005-A3 Trust, 4A1, FRN, 3.085%, 6/25/35	United States	11,737		11,839
[k]JP Morgan Mortgage 2006-A1 Trust, 1A2, FRN, 3.224%, 2/25/36	United States	43,787		39,076
[k]JP Morgan Mortgage 2006-A7 Trust, 2A4, FRN, 3.204%, 1/25/37	United States	34,291		31,743
[k]JP Morgan Mortgage 2007-A1 Trust, 4A2, FRN, 3.199%, 7/25/35	United States	8,341		8,379
[k]Lehman XS Trust Series 2006-2N, Series 2006-1A1, FRN, 1.038%,
2/25/46	United States	72,156		54,251
[i,k]Ludgate Funding PLC, FRN, Reg S,
2007-A2B, 1.209%, 1/01/61, 0.00%	United Kingdom	37,603	EUR	37,835
2008-A1, 0.97%, 1/01/61	United Kingdom	179,702	GBP	214,471

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*		Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[k]MASTR Adjustable Rate Mortgages 2004-7 Trust, 3A1, FRN, 2.897%,
7/25/34	United States	48,636		$47,468
MASTR Alternative Loan 2004-2 Trust, 8A4, 5.50%, 3/25/34	United States	245,000		250,451
MASTR Alternative Loan 2004-8 Trust, 2A1, 6.00%, 9/25/34	United States	90,251		96,373
[d]Merlin Aviation Holdings DAC, 2016-A, 144A, 4.50%, 12/15/32	United States	192,500		186,529
[k]Merrill Lynch Mortgage Investors MLCC, FRN,
2006-1A, 3.252%, 2/25/36	United States	129,327		120,693
2006-2A, 2.80%, 5/25/36	United States	11,686		11,369
[d,k]Morgan Stanley Capital I 2011-C2 Trust, E, 144A, FRN, 5.472%,
6/15/44	United States	150,000		153,982
[d]Motel 6 2015-M6MZ Trust, M, 144A, 8.23%, 2/05/20	United States	989,469		1,002,455
National City Mortgage Capital 2008-1 Trust, 2A1, 6.00%, 3/25/38	United States	51,632		53,851
[k]New York Mortgage 2006-1 Trust, 2A2, FRN, 3.394%, 5/25/36	United States	31,678		28,931
[i,k]Newgate Fund PLC, 2007-A2B, FRN, Reg S, 0.284%, 12/15/50	United Kingdom	80,964	EUR	83,758
Nissan Auto Receivables 2013-C Owner Trust, A3, 0.67%, 8/15/18	United States	2,294		2,293
Nissan Auto Receivables 2016-C Owner Trust, A3, 1.18%, 1/15/21	United States	85,000		84,252
[d]OneMain Financial Issuance 2014-A Trust, 144A, 3.19%, 3/18/26	United States	150,000		151,514
[d]OneMain Financial Issuance 2015-3 Trust, B, 144A, 4.16%, 11/20/28	United States	155,000		149,281
[d]OneMain Financial Issuance 2015-D Trust, 144A, 5.64%, 7/18/25	United States	285,000		285,049
[d]OneMain Financial Issuance 2016-2 Trust, B, 144A, 5.94%, 3/20/28	United States	235,000		246,727
[d]Prestige Auto Receivables 2016-1 Trust, E, 144A, 7.69%, 3/15/23	United States	200,000		211,432
[k]RALI 2006-QO4 Trust, 2A1, FRN, 0.968%, 4/25/46	United States	95,811		78,438
[k]RALI 2006-QO7 Trust, 3A2, FRN, 0.983%, 9/25/46	United States	43,391		32,770
[k]RALI 2007-QO4 Trust, A1A, FRN, 0.968%, 5/25/47	United States	79,379		67,177
[k]RFMSI 2005-SA1 Trust, FRN, 4.225%, 3/25/35	United States	140,070		114,556
[i,k]RMAC Securities PLC, FRN, Reg S,
2005-A2C, 0.042%, 6/12/43	United Kingdom	22,294	EUR	22,624
2006-A2C, zero cpn., 6/12/44	United Kingdom	52,834	EUR	53,394
[d,k]SCG Trust 2013-SRP1, FRN, 144A,
A, 2.418%, 11/15/26	United States	100,000		100,016
B, 3.27%, 11/15/26	United States	100,000		96,207
C, 4.268%, 11/15/26	United States	100,000		97,082
D, 4.114%, 11/15/26	United States	245,000		229,213
[d]Sierra Timeshare 2013-3 Receivables Funding LLC, A, 144A, 2.20%,
10/20/30	United States	37,842		37,789
[d]Sofi Professional Loan Program 2016-A LLC, B, 144A, 3.57%, 1/26/38	United States	209,727		210,251
[k]Structured Adjustable Rate Mortgage Loan Trust, FRN,
1A, 3.093%, 6/25/34	United States	17,438		17,307
2005-A1, 1.088%, 7/25/35	United States	334,705		248,748
7A3, 3.197%, 9/25/34	United States	32,616		32,908
Structured Asset Securities Corp. 2005-1 Trust, 7A7, 5.50%, 2/25/35	United States	18,521		18,485
[d]TAL Advantage V LLC, A, 144A, 3.55%, 11/20/38	United States	67,500		66,487
[i,k]Towd Point Mortgage Funding 2016-GR1X PLC, B, FRN, Reg S, 1.76%,
7/20/46	United Kingdom	100,000	GBP	124,835
Toyota Auto Receivables 2014-C Owner Trust, A3, 0.93%, 7/16/18	United States	13,801		13,792
Toyota Auto Receivables 2015-C Owner Trust, A3, 1.34%, 6/17/19	United States	135,000		135,027
Toyota Auto Receivables 2016-C Owner Trust, A3, 1.14%, 8/17/20	United States	70,000		69,490
[d]US Residential Opportunity Fund III 2016-1 Trust, A, 144A, 3.475%,
7/27/36	United States	92,037		91,830
USAA Auto Owner 2015-1 Trust, A3, 1.20%, 6/17/19	United States	128,163		128,172
USAA Auto Owner 2016-1 Trust, A3, 1.20%, 6/15/20	United States	120,000		119,442
[d]VOLT LIV LLC, 144A,
2017-A1, 3.50%, 2/25/47	United States	121,000		121,908
2017-A2, 5.875%, 2/25/47	United States	100,000		99,871
[d]VOLT LLC, 144A,
2015-NPL1 A1, 3.625%, 10/25/57	United States	43,385		43,636
2015-NPL2 A1, 3.375%, 2/25/55	United States	83,440		83,719
[d]VOLT XL LLC, 2015-A2, 144A, 4.875%, 11/27/45	United States	140,000		135,899
[d]VOLT XLVIII LLC, 2016-A1, 144A, 3.50%, 7/25/46	United States	233,403		233,280
[d]VOLT XXIX LLC, 2014-A1, 144A, 3.375%, 10/25/54	United States	35,396		35,501

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[d]VOLT XXVI LLC, 2014-A1, 144A, 3.125%, 9/25/43	United States	250,550	$251,047
[d]VOLT XXVII LLC, 2014-A2, 144A, 4.75%, 8/27/57	United States	99,169	98,223
[d]VOLT XXXIII LLC, 2015-A1, 144A, 3.50%, 3/25/55	United States	102,013	102,459
[d]VOLT XXXIX LLC, 2015-A1, 144A, 4.125%, 10/25/45	United States	126,017	126,894
[d]VOLT XXXV, 2016-A1, 144A, 3.50%, 9/25/46	United States	220,875	220,474
[k]WaMu Mortgage Pass-Through Certificates, 2007-HY5 Trust, 2A3,
FRN, 2.424%, 5/25/37	United States	139,352	117,516
[d,k]Wedgewood Real Estate 2016-1 Trust, A2, 144A, FRN, 5.00%, 7/15/46	United States	55,941	55,985
[k]Wells Fargo Bank, N.A., Adjustable Rate Mortgage 2004-4 Trust, 3A1,
FRN, 3.301%, 3/25/35	United States	48,506	47,142
[d,k]WF-RBS Commercial Mortgage 2012-C6 Trust, D, 144A, FRN, 5.579%,
4/15/45	United States	150,000	150,991
[k]World Financial Network Credit Card Master 2015-A Trust, FRN, 1.25%,
2/15/22	United States	120,000	120,275
			18,314,055
Equity Real Estate Investment Trusts (REITs) 0.1%
[d]American Homes 4 Rent, 144A,
[k]2014-E, FRN, 3.272%, 6/17/31	United States	100,000	100,421
2014-E, 6.231%, 10/17/36	United States	250,000	275,331
2014-E, 6.418%, 12/17/36	United States	100,000	111,797
2015-E, 5.639%, 4/17/52	United States	210,000	223,682
			711,231
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[k]Citigroup Mortgage Loan 2005-2 Trust, 1A4, FRN, 2.971%, 5/25/35	United States	19,897	18,720
[k]Citigroup Mortgage Loan 2005-3 Trust, 2A3, FRN, 3.015%, 8/25/35	United States	103,990	90,777
[d,k]Citigroup Mortgage Loan 2009-10 Trust, 6A2, 144A, FRN, 3.238%,
9/25/34	United States	106,271	100,956
[d,k]Citigroup Mortgage Loan 2014-11 Trust, 2A1, 144A, FRN, 0.911%,
8/25/36	United States	74,630	69,313
[d,k]Citigroup Mortgage Loan 2015-2 Trust, 1A1, 144A, FRN, 0.971%,
6/25/47	United States	81,686	76,185
			355,951
Thrifts & Mortgage Finance 0.1%
Citibank Credit Card Issuance Trust,
[k]2013-A2, FRN, 1.059%, 5/26/20	United States	125,000	125,257
[k]2013-A7, FRN, 1.202%, 9/10/20	United States	200,000	200,865
2014-A4, 1.23%, 4/24/19	United States	100,000	100,023
2014-A8, 1.73%, 4/09/20	United States	100,000	100,354
Credit Suisse First Boston Mortgage Securities Corp.,
[k]2003-4A1, FRN, 3.293%, 12/25/33	United States	6,226	6,173
2003-4A4, 5.75%, 11/25/33	United States	27,798	29,236
[k]2003-7A1, FRN, 3.15%, 11/25/33	United States	8,680	8,429
[k]2004-3A1, FRN, 3.015%, 5/25/34	United States	23,003	21,579
2005-2A1, 5.25%, 11/25/20	United States	51,701	50,639
[k]GS Mortgage Securities 2007-GG10 Trust, AM, FRN, 5.865%, 8/10/45	United States	510,000	512,138
[k]IndyMac INDX Mortgage Loan 2004-AR12 Trust, A1, FRN, 1.558%,
12/25/34	United States	107,514	89,498
[k]IndyMac INDX Mortgage Loan 2004-AR7 Trust, A5, FRN, 1.998%,
9/25/34	United States	73,549	63,830
[k]IndyMac INDX Mortgage Loan 2005-AR11 Trust, A3, FRN, 3.176%,
8/25/35	United States	83,391	69,798
[k]IndyMac INDX Mortgage Loan 2006-AR2 Trust, 2A1, FRN, 0.988%,
2/25/46	United States	354,802	283,584
			1,661,403
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $22,940,602)			23,348,056

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased 0.1%
Calls – Exchange-Traded
Biotechnology 0.0%†
Amicus Therapeutics Inc., April Strike Price $6.00, Expires 4/21/17	United States	92	$7,912
Intercept Pharmaceuticals Inc., June Strike Price $130.00, Expires
6/16/17	United States	16	21,344
			29,256
Construction Materials 0.0%†
Cemex SAB de CV, ADR, April Strike Price $10.00, Expires 4/21/17	Mexico	159	2,067
Diversified Telecommunication Services 0.0%†
Frontier Communications Corp., March Strike Price $3.50, Expires
3/17/17	United States	190	380
Frontier Communications Corp., May Strike Price $4.50, Expires 5/19/17	United States	251	502
Frontier Communications Corp., August Strike Price $3.00, Expires
8/18/17	United States	193	4,246
Telecom Italia SpA, December Strike Price 0.90 EUR, Expires 12/15/17	Italy	1,115	50,084
Telecom Italia SpA, June Strike Price 0.76 EUR, Expires 6/15/18	Italy	556	64,793
			120,005
Exchange Traded Funds 0.0%†
SPDR S&P Retail ETF, March Strike Price $45.00, Expires 3/17/17	United States	92	1,932
VanEck Vectors Gold Miners ETF, June Strike Price $25.00, Expires
6/16/17	United States	171	19,665
			21,597
Household Durables 0.0%†
CalAtlantic Group Inc., March Strike Price $35.00, Expires 3/17/17	United States	31	2,945
Independent Power & Renewable Electricity Producers 0.0%†
NRG Energy Inc., June Strike Price $17.00, Expires 6/16/17	United States	151	19,630
NRG Energy Inc., June Strike Price $18.00, Expires 6/16/17	United States	133	11,970
			31,600
Internet Software & Services 0.0%†
Pandora Media Inc., June Strike Price $15.00, Expires 6/16/17	United States	32	1,280
WebMD Health Corp., April Strike Price $55.00, Expires 4/21/17	United States	32	2,720
			4,000
Media 0.1%
Charter Communications Inc., January Strike Price $300.00, Expires
1/19/18	United States	54	261,900
DISH Network Corp., June Strike Price $70.00, Expires 6/16/17	United States	332	61,420
DISH Network Corp., January Strike Price $60.00, Expires 1/19/18	United States	218	196,200
Liberty Global PLC, April Strike Price $37.50, Expires 4/21/17	United Kingdom	165	12,375
Liberty Global PLC, July Strike Price $40.00, Expires 7/21/17	United Kingdom	110	12,650
Vivendi SA, September Strike Price 22.00 EUR, Expires 9/15/17	France	189	1,802
			546,347
Metals & Mining 0.0%†
AK Steel Holding Corp., March Strike Price $9.00, Expires 3/17/17	United States	113	2,373
Teck Resources Ltd., May Strike Price $24.00, Expires 5/19/17	Canada	48	3,648
			6,021
Multi-Utilities 0.0%†
E.ON SE, December Strike Price 8.00 EUR, Expires 12/15/17	Germany	734	29,549
Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., April Strike Price $5.00, Expires 4/21/17	Monaco	64	320
Pharmaceuticals 0.0%†
Allergan PLC, May Strike Price $250.00, Expires 5/19/17	United States	82	80,770
Semiconductors & Semiconductor Equipment 0.0%†
Cypress Semiconductor Corp., April Strike Price $14.00, Expires
4/21/17	United States	191	6,685

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts		Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM Inc., June Strike Price $52.50, Expires 6/16/17	United States		93	$47,244
				53,929
Software 0.0%†
Nice Ltd., ADR, May Strike Price $75.00, Expires 5/19/17	Israel		16	1,600
Wireless Telecommunication Services 0.0%†
Vodafone Group PLC, ADR, January Strike Price $28.00, Expires
1/19/18	United Kingdom		273	19,110
Vodafone Group PLC, ADR, January Strike Price $40.00, Expires
1/19/18	United Kingdom		36	468
				19,578
			Notional
		Counterparty	Amount*
Calls – Over-the-Counter
Currency Options 0.0%†
USD/EUR, July Strike Price $1.05, Expires 7/13/17	United States	MSCS	2,149,000	38,795
		Number of Contracts
Puts – Exchange-Traded
Biotechnology 0.0%†
PTC Therapeutics Inc., April Strike Price $11.00, Expires 4/21/17	United States		38	6,745
Diversified Financial Services 0.0%†
CAC 40 Index, March Strike Price 4,600.00 EUR, Expires 3/17/17	France		99	9,681
Deutsche Boerse AG German Stock Index DAX, March Strike Price
11,200.00 EUR, Expires 3/17/17	Germany		54	5,635
EURO STOXX 50 Price EUR, March Strike Price 3,150.00 EUR,
Expires 3/17/17	Germany		163	10,706
EURO STOXX Utilities Price EUR, April Strike Price 230.00 EUR,
Expires 4/21/17	Germany		263	16,717
S&P 500 Index, March Strike Price $2,175.00, Expires 3/17/17	United States		143	21,450
S&P 500 Index, March Strike Price $2,230.00, Expires 3/17/17	United States		5	1,150
S&P 500 Index, March Strike Price $2,225.00, Expires 3/31/17	United States		85	41,650
S&P 500 Index, March Strike Price $2,250.00, Expires 3/31/17	United States		303	195,435
S&P 500 Index, April Strike Price $2,250.00, Expires 4/21/17	United States		71	88,040
				390,464
Exchange Traded Funds 0.0%†
iShares iBoxx High Yield Corporate Bond ETF, March Strike Price
$85.00, Expires 3/17/17	United States		421	1,684
iShares iBoxx High Yield Corporate Bond ETF, March Strike Price
$86.00, Expires 3/17/17	United States		105	840
iShares iBoxx High Yield Corporate Bond ETF, June Strike Price
$87.00, Expires 6/16/17	United States		56	9,464
iShares Russell 2000 ETF, March Strike Price $135.00, Expires 3/17/17	United States		229	27,480
SPDR S&P 500 ETF Trust, March Strike Price $234.00, Expires 3/01/17	United States		95	1,045
SPDR S&P 500 ETF Trust, March Strike Price $225.00, Expires 3/17/17	United States		98	3,626
				44,139
Independent Power & Renewable Electricity Producers 0.0%†
Dynegy Inc., March Strike Price $7.50, Expires 3/17/17	United States		70	1,575
Internet & Direct Marketing Retail 0.0%†
Netflix Inc., June Strike Price $100.00, Expires 6/16/17	United States		261	12,528
Life Sciences Tools & Services 0.0%†
Fluidigm Corp., March Strike Price $5.00, Expires 3/17/17	United States		63	1,260
Media 0.0%†
Liberty Global PLC, April Strike Price $30.00, Expires 4/21/17	United Kingdom		329	4,935

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Purchased (continued)
Puts – Exchange-Traded (continued)
Media (continued)
Time Warner Inc., April Strike Price $95.00, Expires 4/21/17	United States	54	$4,050
			8,985
Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Two Harbors Investment Corp., June Strike Price $9.00, Expires 6/16/17	United States	68	1,700
Oil, Gas & Consumable Fuels 0.0%†
Scorpio Tankers Inc., April Strike Price $2.50, Expires 4/21/17	Monaco	157	1,570
Specialty Retail 0.0%†
Cabela's Inc., March Strike Price $45.00, Expires 3/17/17	United States	297	28,215
Total Options Purchased (Cost $2,050,709)			1,485,560
Total Investments before Short Term Investments (Cost $750,394,105)			842,148,052
		Principal Amount*
Short Term Investments 24.1%
U.S. Government and Agency Securities 1.1%
[n]U.S. Treasury Bill,
3/30/17	United States	12,000,000	11,996,088
[b]4/06/17	United States	600,000	599,738
Total U.S. Government and Agency Securities (Cost $12,594,646)			12,595,826
		Shares
Money Market Funds 19.0%
[o,p]Dreyfus Government Cash Management, Institutional Shares, 0.48%	United States	72,539,471	72,539,471
[o]Fidelity Investments Money Market Funds, 0.444%	United States	137,687,108	137,687,108
Total Money Market Funds (Cost $210,226,579)			210,226,579
		Principal Amount*
Repurchase Agreements (Cost $43,928,807) 4.0%
[q]Joint Repurchase Agreement, 0.504%, 3/01/17
(Maturity Value $43,929,422)	United States	43,928,807	43,928,807
BNP Paribas Securities Corp. (Maturity Value $15,996,899)
Deutsche Bank Securities Inc. (Maturity Value $3,137,439)
HSBC Securities (USA) Inc. (Maturity Value $15,996,899)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $8,798,185)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.50%, 3/01/17 -
1/17/20;[n]U.S. Treasury Bill, 9/14/17; and U.S. Treasury Note, 0.625% -
3.50%, 6/30/17 - 5/15/20 (valued at $44,822,936)
Total Investments (Cost $1,017,144,137) 100.1%			1,108,899,264
Options Written (0.0)%†			(196,330)
Securities Sold Short (23.6)%			(261,073,855)
Other Assets, less Liabilities 23.5%			260,253,513
Net Assets 100.0%			$1,107,882,592
		Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Banks (0.0)%†
JPMorgan Chase & Co., March Strike Price $92.50, Expires 3/17/17	United States	26	(1,950)
Wells Fargo & Co., March Strike Price $60.00, Expires 3/17/17	United States	35	(1,120)
			(3,070)
Diversified Telecommunication Services (0.0)%†
AT&T Inc., April Strike Price $41.00, Expires 4/21/17	United States	70	(8,400)
Telecom Italia SpA, December Strike Price 1.20 EUR, Expires 12/15/17	Italy	1,115	(9,332)

(17,732)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Calls – Exchange-Traded (continued)
Energy Equipment & Services (0.0)%†
Halliburton Co., March Strike Price $62.50, Expires 3/17/17	United States	18	$(18)
Exchange Traded Funds (0.0)%†
PowerShares QQQ Trust Series 1, April Strike Price $132.00, Expires
4/21/17	United States	20	(2,640)
Metals & Mining (0.0)%†
Thyssenkrupp AG, April Strike Price 25.00 EUR, Expires 4/21/17	Germany	116	(4,547)
Semiconductors & Semiconductor Equipment (0.0)%†
QUALCOMM Inc., June Strike Price $57.50, Expires 6/16/17	United States	93	(22,878)
Software (0.0)%†
Microsoft Corp., April Strike Price $67.50, Expires 4/21/17	United States	13	(390)
Technology Hardware, Storage & Peripherals (0.0)%†
Apple Inc., May Strike Price $140.00, Expires 5/19/17	United States	26	(9,750)
Puts – Exchange-Traded
Biotechnology (0.0)%†
Intercept Pharmaceuticals Inc., June Strike Price $100.00, Expires
6/16/17	United States	16	(6,048)
PTC Therapeutics Inc., April Strike Price $9.00, Expires 4/21/17	United States	57	(5,130)
			(11,178)
Construction Materials (0.0)%†
Cemex SAB de CV, ADR, April Strike Price $8.00, Expires 4/21/17	Mexico	159	(5,724)
Diversified Financial Services (0.0)%†
CAC 40 Index, March Strike Price 4,300.00 EUR, Expires 3/17/17	France	99	(1,804)
Deutsche Boerse AG German Stock Index DAX, March Strike Price
10,200.00 EUR, Expires 3/17/17	Germany	54	(572)
EURO STOXX 50 Price EUR, March Strike Price 2,950.00 EUR,
Expires 3/17/17	Germany	163	(2,072)
S&P 500 Index, April Strike Price $2,100.00, Expires 4/21/17	United States	71	(28,400)
			(32,848)
Exchange Traded Funds (0.0)%†
iShares iBoxx High Yield Corporate Bond ETF, June Strike Price
$84.00, Expires 6/16/17	United States	56	(3,976)
SPDR S&P Retail ETF, March Strike Price $44.00, Expires 3/17/17	United States	64	(9,856)
VanEck Vectors Gold Miners ETF, June Strike Price $18.00, Expires
6/16/17	United States	205	(6,765)
			(20,597)
Household Durables (0.0)%†
CalAtlantic Group Inc., March Strike Price $31.00, Expires 3/17/17	United States	23	(173)
Internet Software & Services (0.0)%†
Pandora Media Inc., June Strike Price $12.00, Expires 6/16/17	United States	32	(3,616)
WebMD Health Corp., June Strike Price $45.00, Expires 6/16/17	United States	32	(3,280)
			(6,896)
Machinery (0.0)%†
The Greenbrier Cos Inc., March Strike Price $45.00, Expires 3/17/17	United States	32	(11,200)
Trinity Industries Inc., April Strike Price $28.00, Expires 4/21/17	United States	16	(3,400)
			(14,600)
Metals & Mining (0.0)%†
Teck Resources Ltd., May Strike Price $21.00, Expires 5/19/17	Canada	48	(11,520)
Multi-Utilities (0.0)%†
E.ON SE, December Strike Price 6.00 EUR, Expires 12/15/17	Germany	734	(22,550)
Real Estate Management & Development (0.0)%†
Vonovia SE, March Strike Price 32.00 EUR, Expires 3/17/17	Germany	74	(1,411)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Number of Contracts	Value
Options Written (continued)
Puts – Exchange-Traded (continued)
Real Estate Management & Development (continued)
Vonovia SE, March Strike Price 33.00 EUR, Expires 3/17/17	Germany	74	$(3,998)
			(5,409)
Semiconductors & Semiconductor Equipment (0.0)%†
Advanced Micro Devices Inc., April Strike Price $10.00, Expires 4/21/17	United States	81	(810)
Software (0.0)%†
Nice Ltd., ADR, May Strike Price $65.00, Expires 5/19/17	Israel	16	(3,000)
Total Options Written (Premiums Received $257,955)			(196,330)
		Shares
Securities Sold Short (23.6)%
Common Stocks (11.8)%
Aerospace & Defense (0.2)%
Aerojet Rocketdyne Holdings Inc.	United States	16,946	(328,583)
Arconic Inc.	United States	6,413	(184,630)
The KEYW Holding Corp.	United States	22,039	(218,627)
MacDonald Dettwiler & Associates Ltd.	Canada	4,841	(238,903)
Rockwell Collins Inc.	United States	17,752	(1,696,914)
			(2,667,657)
Air Freight & Logistics (0.2)%
Atlas Air Worldwide Holdings Inc.	United States	2,692	(153,040)
CH Robinson Worldwide Inc.	United States	19,193	(1,542,541)
XPO Logistics Inc.	United States	3,126	(159,395)
			(1,854,976)
Airlines (0.0)%†
Allegiant Travel Co.	United States	1,539	(267,940)
Auto Components (0.1)%
Horizon Global Corp.	United States	18,545	(339,003)
Lear Corp.	United States	1,315	(186,717)
Magna International Inc.	Canada	2,046	(87,691)
			(613,411)
Automobiles (0.0)%†
Tesla Motors Inc.	United States	1,286	(321,487)
Beverages (0.0)%†
The Boston Beer Co. Inc.	United States	769	(122,002)
Dr Pepper Snapple Group Inc.	United States	2,152	(201,083)
			(323,085)
Biotechnology (0.5)%
Ablynx NV	Belgium	9,395	(116,998)
Acorda Therapeutics Inc.	United States	9,108	(240,907)
AMAG Pharmaceuticals Inc.	United States	22,118	(496,549)
Amicus Therapeutics Inc.	United States	135,062	(876,552)
BioMarin Pharmaceutical Inc.	United States	7,486	(703,160)
Clovis Oncology Inc.	United States	11,960	(691,408)
Emergent BioSolutions Inc.	United States	18,724	(587,559)
Intercept Pharmaceuticals Inc.	United States	2,566	(327,396)
Ligand Pharmaceuticals Inc.	United States	11,767	(1,231,181)
PDL BioPharma Inc.	United States	163,521	(349,935)
PTC Therapeutics Inc.	United States	7,187	(97,959)
			(5,719,604)
Capital Markets (0.1)%
Ares Capital Corp.	United States	24,834	(440,804)
Cowen Group Inc., A	United States	31,196	(446,106)
Hercules Capital Inc.	United States	6,540	(96,857)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Capital Markets (continued)
TCP Capital Corp.	United States	16,097	$(276,225)
Virtus Investment Partners Inc.	United States	2,389	(261,954)
			(1,521,946)
Chemicals (0.2)%
Axalta Coating Systems Ltd.	United States	9,306	(270,898)
CF Industries Holdings Inc.	United States	15,722	(493,985)
Methanex Corp.	Canada	5,170	(263,670)
Mosaic Co.	United States	16,101	(502,190)
TerraVia Holdings Inc.	United States	76,763	(71,927)
The Valspar Corp.	United States	4,698	(522,512)
			(2,125,182)
Communications Equipment (0.6)%
ARRIS International PLC	United States	6,308	(162,746)
Ciena Corp.	United States	29,135	(767,416)
Finisar Corp.	United States	7,910	(264,827)
InterDigital Inc.	United States	20,667	(1,737,061)
Palo Alto Networks Inc.	United States	23,395	(3,553,701)
Viavi Solutions Inc.	United States	26,186	(262,384)
			(6,748,135)
Construction & Engineering (0.1)%
Dycom Industries Inc.	United States	3,347	(275,056)
Mirait Holdings Corp.	Japan	5,600	(55,629)
Tutor Perini Corp.	United States	12,128	(369,298)
			(699,983)
Construction Materials (0.1)%
Cemex SAB de CV, ADR	Mexico	101,349	(857,413)
Consumer Finance (0.1)%
Encore Capital Group Inc.	United States	21,527	(716,849)
PRA Group Inc.	United States	7,719	(314,935)
			(1,031,784)
Diversified Consumer Services (0.3)%
Ascent Capital Group Inc.	United States	873	(14,012)
Carriage Services Inc.	United States	17,987	(463,525)
TAL Education Group, ADR	China	31,517	(2,725,275)
			(3,202,812)
Diversified Financial Services (0.0)%†
Element Financial Corp.	Canada	52,205	(553,022)
Diversified Telecommunication Services (0.5)%
AT&T Inc.	United States	29,118	(1,216,841)
CenturyLink Inc.	United States	138,503	(3,360,083)
Frontier Communications Corp.	United States	139,546	(408,870)
Iridium Communications Inc.	United States	42,386	(368,758)
Windstream Holdings Inc.	United States	34,415	(257,080)
			(5,611,632)
Electric Utilities (0.0)%†
Great Plains Energy Inc.	United States	806	(23,422)
Electrical Equipment (0.0)%†
Eaton Corp. PLC	United States	3,805	(273,884)
General Cable Corp.	United States	11,111	(185,554)
			(459,438)
Electronic Equipment, Instruments & Components (0.6)%
Belden Inc.	United States	1,765	(124,697)
Knowles Corp.	United States	43,141	(816,659)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components (continued)
MTS Systems Corp.	United States	26,451	$(1,453,482)
OSI Systems Inc.	United States	2,424	(182,818)
TTM Technologies Inc.	United States	66,472	(1,074,188)
Vishay Intertechnology Inc.	United States	177,547	(2,814,120)
			(6,465,964)
Energy Equipment & Services (0.1)%
Ensco PLC	United States	53,454	(520,642)
Nabors Industries Ltd.	United States	6,952	(101,777)
SEACOR Holdings Inc.	United States	7,504	(516,650)
Weatherford International PLC	United States	29,380	(166,291)
			(1,305,360)
Equity Real Estate Investment Trusts (REITs) (0.7)%
American Homes 4 Rent	United States	39,756	(945,000)
Colony NorthStar Inc., A	United States	32,506	(477,188)
Colony Starwood Homes	United States	34,487	(1,134,622)
Empire State Realty Trust Inc.	United States	50,827	(1,108,537)
Forest City Realty Trust Inc.	United States	51,655	(1,180,317)
Gramercy Property Trust	United States	47,642	(1,332,070)
National Health Investors Inc.	United States	13,195	(999,125)
Omega Healthcare Investors Inc.	United States	16,335	(533,175)
Welltower Inc.	United States	1,950	(137,241)
			(7,847,275)
Food Products (0.1)%
Post Holdings Inc.	United States	15,102	(1,236,401)
Health Care Equipment & Supplies (0.3)%
Hologic Inc.	United States	5,084	(206,309)
Insulet Corp.	United States	10,681	(465,264)
Nipro Corp.	Japan	11,000	(142,267)
NuVasive Inc.	United States	7,666	(573,110)
Quidel Corp.	United States	9,201	(193,221)
Wright Medical Group NV	United States	57,825	(1,612,161)
			(3,192,332)
Health Care Providers & Services (0.5)%
Brookdale Senior Living Inc.	United States	1,605	(23,112)
HealthSouth Corp.	United States	38,398	(1,625,003)
Molina Healthcare Inc.	United States	58,343	(2,830,219)
Tivity Health Inc.	United States	24,695	(713,686)
			(5,192,020)
Health Care Technology (0.1)%
Allscripts Healthcare Solutions Inc.	United States	14,866	(181,068)
Medidata Solutions Inc.	United States	7,937	(443,837)
			(624,905)
Hotels, Restaurants & Leisure (0.0)%†
The Cheesecake Factory Inc.	United States	4,123	(251,709)
Household Durables (0.2)%
CalAtlantic Group Inc.	United States	11,504	(406,436)
LGI Homes Inc.	United States	23,110	(670,421)
M/I Homes Inc.	United States	15,766	(372,078)
Meritage Homes Corp.	United States	7,354	(261,435)
Newell Brands Inc.	United States	5,181	(254,024)
PulteGroup Inc.	United States	13,516	(298,028)
William Lyon Homes, A	United States	17,840	(328,791)

(2,591,213)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (0.1)%
Dynegy Inc.	United States	74,156	$(596,214)
Pattern Energy Group Inc.	United States	5,616	(116,757)
			(712,971)
Insurance (0.1)%
AmTrust Financial Services Inc.	United States	11,499	(264,477)
Fairfax Financial Holdings Ltd.	Canada	692	(314,860)
HCI Group Inc.	United States	1,886	(92,980)
			(672,317)
Internet & Direct Marketing Retail (0.2)%
Ctrip.com International Ltd., ADR	China	2,782	(131,978)
Priceline Group Inc.	United States	800	(1,379,304)
Shutterfly Inc.	United States	3,729	(169,222)
			(1,680,504)
Internet Software & Services (0.8)%
Alibaba Group Holding Ltd., ADR	China	27,544	(2,834,278)
Blucora Inc.	United States	5,107	(79,669)
Cornerstone OnDemand Inc.	United States	1,679	(70,132)
j2 Global Inc.	United States	20,282	(1,651,360)
MercadoLibre Inc.	Argentina	8,069	(1,701,510)
WebMD Health Corp.	United States	11,925	(618,908)
Yahoo! Inc.	United States	26,485	(1,209,305)
Zillow Group Inc.	United States	7,642	(259,369)
			(8,424,531)
IT Services (0.3)%
Blackhawk Network Holdings Inc.	United States	8,125	(296,156)
Cardtronics PLC	United States	10,986	(484,263)
CSG Systems International Inc.	United States	9,972	(392,997)
Euronet Worldwide Inc.	United States	16,495	(1,365,456)
International Business Machines Corp.	United States	1,628	(292,747)
			(2,831,619)
Leisure Products (0.0)%†
Polaris Industries Inc.	United States	5,848	(498,308)
Life Sciences Tools & Services (0.1)%
Albany Molecular Research Inc.	United States	54,608	(817,482)
Fluidigm Corp.	United States	4,687	(30,747)
			(848,229)
Machinery (0.2)%
Greenbrier Cos Inc.	United States	21,330	(896,927)
Navistar International Corp.	United States	12,079	(326,496)
PACCAR Inc.	United States	5,893	(393,711)
SKF AB, B	Sweden	13,619	(259,356)
Trinity Industries Inc.	United States	3,244	(87,069)
			(1,963,559)
Marine (0.0)%†
Kirby Corp.	United States	5,776	(399,699)
Media (0.2)%
Dish Network Corp., A	United States	18,143	(1,124,866)
Liberty Media Corp.	United States	8,833	(271,173)
Liberty SiriusXM Group	United States	5,625	(221,231)
World Wrestling Entertainment Inc.	United States	26,947	(565,348)
			(2,182,618)
Metals & Mining (0.1)%
AK Steel Holding Corp.	United States	173,459	(1,444,913)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Metals & Mining (continued)
Pretium Resources Inc.	Canada	14,235	$(143,916)
			(1,588,829)
Mortgage Real Estate Investment Trusts (REITs) (0.2)%
Apollo Commercial Real Estate Finance Inc.	United States	14,671	(269,800)
Blackstone Mortgage Trust Inc., A	United States	10,265	(319,652)
New York Mortgage Trust Inc.	United States	10,133	(64,142)
Redwood Trust Inc.	United States	7,092	(116,096)
Starwood Property Trust Inc.	United States	40,664	(929,579)
Two Harbors Investment Corp.	United States	24,591	(228,696)
			(1,927,965)
Multiline Retail (0.0)%†
Dollar Tree Inc.	United States	5,946	(455,939)
Oil, Gas & Consumable Fuels (0.9)%
Aegean Marine Petroleum Network Inc.	Greece	107,891	(1,089,699)
Chesapeake Energy Corp.	United States	152,371	(830,422)
Delek U.S. Holdings Inc.	United States	41,673	(1,003,069)
Enbridge Inc.	Canada	74,727	(3,127,325)
Exxon Mobil Corp.	United States	1	(81)
Golar LNG Ltd.	Bermuda	10,159	(277,442)
Green Plains Inc.	United States	80,492	(2,016,325)
JX Holdings Inc.	Japan	304,200	(1,448,907)
			(9,793,270)
Paper & Forest Products (0.1)%
Domtar Corp.	United States	19,825	(755,134)
Personal Products (0.0)%†
Herbalife Ltd.	United States	3,247	(183,423)
Pharmaceuticals (0.4)%
Depomed Inc.	United States	42,777	(701,115)
Innoviva Inc.	United States	42,102	(486,278)
Medicines Co.	United States	60,572	(3,175,184)
Sucampo Pharmaceuticals Inc., A	United States	43,551	(511,725)
			(4,874,302)
Professional Services (0.0)%†
51job Inc., ADR	China	2,625	(94,369)
Road & Rail (0.1)%
Ryder System Inc.	United States	3,306	(251,752)
Werner Enterprises Inc.	United States	10,854	(303,912)
			(555,664)
Semiconductors & Semiconductor Equipment (0.9)%
Advanced Micro Devices Inc.	United States	190,841	(2,759,561)
Cypress Semiconductor Corp.	United States	46,196	(613,021)
Inphi Corp.	United States	7,627	(358,011)
Intel Corp.	United States	33,917	(1,227,796)
Linear Technology Corp.	United States	7,793	(503,272)
Microchip Technology Inc.	United States	51,562	(3,739,276)
Micron Technology Inc.	United States	11,996	(281,186)
Silicon Laboratories Inc.	United States	2,023	(136,553)
			(9,618,676)
Software (1.0)%
Bottomline Technologies de Inc.	United States	10,180	(253,991)
BroadSoft Inc.	United States	22,567	(965,868)
Citrix Systems Inc.	United States	28,636	(2,260,812)
Electronic Arts Inc.	United States	2,332	(201,718)
FireEye Inc.	United States	1,884	(21,214)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Common Stocks (continued)
Software (continued)
Nice Ltd., ADR	Israel	3,055	$(208,504)
Salesforce.com Inc.	United States	33,492	(2,724,574)
ServiceNow Inc.	United States	22,426	(1,949,268)
Take-Two Interactive Software Inc.	United States	2,972	(169,345)
TiVo Corp.	United States	8,342	(154,327)
VMware Inc., A	United States	23,117	(2,077,987)
Workday Inc., A	United States	5,079	(421,201)
			(11,408,809)
Specialty Retail (0.1)%
Advance Auto Parts Inc.	United States	1,922	(301,004)
Sally Beauty Holdings Inc.	United States	16,689	(364,989)
Vitamin Shoppe Inc.	United States	6,704	(142,795)
			(808,788)
Textiles, Apparel & Luxury Goods (0.0)%†
Fossil Group Inc.	United States	9,204	(174,047)
Iconix Brand Group Inc.	United States	4,808	(37,070)
			(211,117)
Tobacco (0.3)%
British American Tobacco PLC, ADR	United Kingdom	44,330	(2,830,027)
Trading Companies & Distributors (0.1)%
Gatx Corp.	United States	8,456	(491,124)
Kaman Corp.	United States	14,865	(769,561)
WW Grainger Inc.	United States	1,163	(288,378)
			(1,549,063)
Total Common Stocks (Proceeds $125,172,535)			(130,179,838)
Exchange Traded Funds (9.6)%
Consumer Discretionary Select Sector SPDR ETF	United States	28,382	(2,451,353)
Consumer Staples Select Sector SPDR ETF	United States	10,014	(551,771)
Health Care Select Sector SPDR Fund	United States	47,739	(3,579,948)
Industrial Select Sector SPDR ETF	United States	5,820	(383,305)
iShares 20+ Year Treasury Bond ETF	United States	2,221	(270,385)
iShares Core S&P Small-Cap ETF	United States	43,332	(3,009,841)
iShares Edge MSCI USA Momentum Factor ETF	United States	39,883	(3,239,297)
iShares Micro-Cap ETF	United States	13,891	(1,181,013)
iShares MSCI Taiwan Capped ETF	Taiwan	38,428	(1,244,683)
iShares Nasdaq Biotechnology ETF	United States	14,226	(4,228,394)
iShares North American Tech ETF	United States	19,282	(2,611,361)
iShares North American Tech-Multimedia Networking ETF	United States	22,577	(1,041,251)
iShares North American Tech-Software ETF	United States	25,243	(3,099,588)
iShares PHLX Semiconductor ETF	United States	21,110	(2,775,121)
iShares Russell 1000 Growth ETF	United States	5,454	(615,048)
iShares Russell 2000 ETF	United States	58,642	(8,083,213)
iShares Russell 2000 Growth ETF	United States	20,126	(3,225,192)
iShares Russell 2000 Value ETF	United States	22,302	(2,667,096)
iShares Russell Mid-Cap Growth ETF	United States	13,072	(1,352,429)
iShares S&P Small-Cap 600 Growth ETF	United States	11,549	(1,765,149)
iShares STOXX Europe 600 UCITS ETF	Germany	21,174	(829,302)
iShares U.S. Consumer Goods ETF	United States	4,993	(592,754)
Powershares QQQ Trust Series 1	United States	9,465	(1,230,639)
PureFunds ISE Cyber Security ETF	United States	147,371	(4,281,128)
SPDR S&P 500 ETF Trust	United States	194,158	(45,912,542)
SPDR S&P MidCap 400 ETF Trust	United States	7,888	(2,482,038)
SPDR S&P Retail ETF	United States	6,282	(269,686)
Utilities Select Sector SPDR Fund	United States	18,964	(981,766)
VanEck Vectors Gold Miners ETF	United States	10,258	(234,395)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Shares	Value
Securities Sold Short (continued)
Exchange Traded Funds (continued)
Vanguard Small-Cap Growth ETF	United States	18,576	$(2,607,699)
Total Exchange Traded Funds (Proceeds $100,848,962)			(106,797,387)
		Principal Amount*
Convertible Bonds and Notes (0.3)%
Internet & Direct Marketing Retail (0.1)%
Priceline Group Inc., senior note, 0.90%, 9/15/21	United States	748,000	(839,630)
Internet Software & Services (0.0)%†
Akamai Technologies Inc., senior note, zero cpn., 2/15/19	United States	252,000	(254,049)
Media (0.0)%†
Live Nation Entertainment Inc., senior note, 2.50%, 5/15/19	United States	193,000	(207,113)
Semiconductors & Semiconductor Equipment (0.1)%
ON Semiconductor Corp., senior note, 1.00%, 12/01/20	United States	641,000	(701,895)
Software (0.1)%
Proofpoint Inc., senior note, 0.75%, 6/15/20	United States	400,000	(474,500)
Red Hat Inc., senior note, 0.25%, 10/01/19	United States	267,000	(341,593)
Synchronoss Technologies Inc., senior note, 0.75%, 8/15/19	United States	252,000	(239,558)
			(1,055,651)
Trading Companies & Distributors (0.0)%†
Air Lease Corp., senior note, 3.875%, 12/01/18	United States	188,000	(269,192)
Total Convertible Bonds and Notes (Proceeds $3,182,836)			(3,327,530)
Corporate Bonds and Notes (1.6)%
Chemicals (0.4)%
[d]CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A,
9.25%, 6/15/23	United States	4,091,000	(4,392,711)
Electric Utilities (0.0)%†
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	116,000	(95,700)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[d]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	355,000	(340,800)
Health Care Providers & Services (0.1)%
Centene Corp., senior note, 4.75%, 1/15/25	United States	1,332,000	(1,373,625)
Hotels, Restaurants & Leisure (0.0)%†
[d]Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Monaco	267,000	(274,343)
Independent Power & Renewable Electricity Producers (0.0)%†
[d]NRG Energy Inc., senior note, 144A, 7.25%, 5/15/26	United States	299,000	(309,091)
Multiline Retail (0.3)%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	1,439,000	(1,528,937)
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	786,000	(762,666)
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	337,000	(327,710)
			(2,619,313)
Pharmaceuticals (0.5)%
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	1,915,000	(1,776,015)
[d]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%,
4/15/25	United States	4,083,000	(3,291,919)
			(5,067,934)
Wireless Telecommunication Services (0.3)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	2,351,000	(2,589,039)
Total Corporate Bonds and Notes (Proceeds $16,580,869)			(17,062,556)
U.S. Government and Agency Securities (0.3)%
U.S. Treasury Note,
0.75%, 4/30/18	United States	1,915,000	(1,909,389)
1.75%, 5/15/22	United States	651,000	(644,019)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited) (continued)

Franklin K2 Alternative Strategies Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
U.S. Government and Agency Securities (continued)
U.S. Treasury Note,
1.75%, 9/30/22	United States	1,170,000	$(1,153,136)
Total U.S. Government and Agency Securities (Proceeds $3,748,099)			(3,706,544)
Total Securities Sold Short (Proceeds $249,533,301)			$(261,073,855)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written options contracts. At
February 28, 2017, the aggregate value of these securities and/or cash pledged amounted to $433,793,019, representing 39.2% of net assets.
cA portion or all of the security is held in connection with written option contracts open at period end.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2017, the value of these securities was $155,509,065, representing 14.0% of net assets.
eContingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
fSecurity has been deemed illiquid because it may not be able to be sold within seven days. At February 28, 2017, the value of this security was $229,583, representing less than 0.1% of net assets.
gSecurity does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
hVariable rate security. The rate shown represents the yield at period end.
iSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 28, 2017, the aggregate value of these securities was $22,154,736, representing 2.0% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kThe coupon rate shown represents the rate at period end.
lIncome may be received in additional securities and/or cash.
mSee Note 5 regarding unfunded loan commitments.
nThe security was issued on a discount basis with no stated coupon rate.
oThe rate shown is the annualized seven-day yield at period end.
pA portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.
qInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 28, 2017, all repurchase agreements had been entered into on that date.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts [a]
Aluminum	Long	116	$5,571,625	3/13/17	$578,979	$—
Aluminum	Short	116	5,571,625	3/13/17	—	(115,211)
Aluminum	Long	87	4,190,681	6/19/17	55,485	—
Brent Crude Oil	Long	94	5,311,940	3/31/17	56,447	—
Cocoa	Short	32	613,079	5/15/17	56,799	—
Coffee	Short	19	1,016,025	5/18/17	58,859	—
Copper	Long	72	10,737,000	3/13/17	508,297	—
Copper	Short	72	10,737,000	3/13/17	6,923	—
Copper	Long	22	3,287,075	6/19/17	27,161	—
Corn	Long	47	878,313	5/12/17	2,210	—
Cotton	Long	20	763,400	5/08/17	16,210	—
Gold 100 Oz	Long	38	4,764,820	4/26/17	—	(20,724)
Kansas City Wheat	Short	35	831,250	7/14/17	—	(22,470)
Low Sulphur Diesel	Long	13	895,385	3/31/17	—	(3,620)
Low Sulphur Gas Oil	Long	89	4,378,800	4/12/17	—	(68,135)
Natural Gas	Short	56	1,553,440	3/29/17	29,303	—
Natural Gas	Short	11	315,700	4/26/17	—	(2,035)
Silver	Long	50	4,617,250	5/26/17	83,039	—
Soybean Meal	Long	42	1,412,880	5/12/17	—	(15,014)
Soybean Oil	Long	20	407,160	5/12/17	—	(7,459)
Soybeans	Long	71	3,676,913	5/12/17	—	(51,818)
Sugar	Long	24	516,902	4/28/17	—	(31,909)
Wheat	Short	30	665,625	5/12/17	—	(9,932)
Zinc	Long	88	6,210,600	3/13/17	466,495	—
Zinc	Short	88	6,210,600	3/13/17	—	(137,830)
Zinc	Long	53	3,747,100	6/19/17	5,509	—
			88,882,188		1,951,716	(486,157)
Equity Contracts
CAC 40 10 Euro Index [a]	Long	122	6,278,813	3/17/17	—	(90,754)
DAX Index [a]	Long	28	8,785,503	3/17/17	250,307	—
DJIA Mini E-CBOT Index [a]	Long	89	9,259,115	3/17/17	598,723	—
EURO STOXX 50 Price EUR [a]	Long	17	598,646	3/17/17	16,414	—
EURO STOXX 50 Price EUR	Short	127	4,472,239	3/17/17	—	(189,292)
FTSE 100 Index [a]	Long	133	11,990,464	3/17/17	488,215	—
FTSE 100 Index	Short	52	4,688,001	3/17/17	—	(286,189)
Hang Seng Index [a]	Long	61	9,328,099	3/30/17	—	(137,206)
Nasdaq 100 E-Mini Index [a]	Long	82	8,744,890	3/17/17	542,856	—
Nikkei 225 Index [a]	Long	16	2,724,465	3/09/17	67,911	—
Russell 2000 Mini Index [a]	Long	74	5,124,500	3/17/17	48,504	—
S&P 500 E-Mini Index [a]	Long	57	6,733,980	3/17/17	103,082	—
S&P 500 E-Mini Index	Short	71	8,387,940	3/17/17	—	(379,354)
STOXX 600 Bank Index	Short	81	727,252	3/17/17	—	(6,483)
TOPIX Index [a]	Long	41	5,598,291	3/09/17	105,334	—
			93,442,198		2,221,346	(1,089,278)
Interest Rate Contracts
3 Month Euribor [a]	Long	567	150,515,425	6/18/18	42,363	—
90 Day Eurodollar	Long	200	49,220,000	12/18/17	—	(28,014)
90 Day Eurodollar	Short	42	10,336,200	12/18/17	7,350	—
90 Day Eurodollar [a]	Short	1,135	278,699,250	6/18/18	449,581	—
90 Day Eurodollar	Short	200	48,970,000	3/18/19	—	(514)
90 Day Sterling [a]	Long	851	131,374,907	6/20/18	60,916	—
Australian 10 Yr. Bond [a]	Short	127	12,495,589	3/15/17	—	(30,598)
Euro BOBL	Short	38	5,423,856	3/08/17	—	(74,707)
Euro-Bund [a]	Long	91	16,008,126	3/08/17	195,618	—
Euro-Buxl 30 Yr. Bond	Short	11	2,023,264	3/08/17	—	(35,972)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Futures Contracts (continued)
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts (continued)
Euro OAT	Short	13	$2,065,143	3/08/17	$—	$(32,860)
Long Gilt [a]	Long	18	2,841,717	6/28/17	30,080	—
U.S. Treasury 5 Yr. Note	Short	27	3,187,898	3/31/17	—	(11,665)
U.S. Treasury 5 Yr. Note	Short	47	5,532,047	6/30/17	16,931	—
U.S. Treasury 10 Yr. Note	Short	11	1,376,203	3/22/17	—	(9,140)
U.S. Treasury 10 Yr. Note	Short	86	10,713,719	6/21/17	32,273	—
U.S. Treasury Long Bond [a]	Short	74	11,222,562	6/21/17	3,224	(65,000)
U.S. Treasury Ultra 10 Yr. Note	Short	21	2,812,687	6/21/17	5,423	—
U.S. Treasury Ultra Bond	Short	15	2,426,719	6/21/17	4,291	—
			747,245,312		848,050	(288,470)
Total Futures Contracts			$929,569,698		$5,021,112	$(1,863,905)
Net unrealized appreciation (depreciation)					$3,157,207

a A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
British Pound	MSCS	Sell	100,000	123,789		3/09/17	$—	$(327)
British Pound	BNYM	Sell	2,347,000	2,948,494		3/10/17	35,403	—
Euro	BNYM	Sell	5,932,000	6,345,525		3/10/17	59,694	(1,666)
Euro	BOFA	Sell	1,395,000	1,494,826		3/10/17	16,225	—
Hungarian Forint	BOFA	Buy	433,500,000	1,501,143		3/10/17	—	(10,413)
Swiss Franc	BNYM	Sell	447,000	449,693		3/10/17	4,345	(1)
British Pound	DBAB	Sell	481,000	603,160		3/13/17	6,093	—
Chinese Yuan	MSCO	Sell	21,245,970	3,028,001		3/15/17	—	(67,577)
Chinese Yuan	MSCS	Buy	10,282,696	1,487,874		3/15/17	10,334	—
Euro	BNYM	Buy	1,581,926	1,686,201		3/15/17	859	(9,913)
Euro	BNYM	Sell	3,799,732	3,996,116		3/15/17	4,603	(36,935)
Euro	DBAB	Buy	237,650	254,475		3/15/17	—	(2,521)
Euro	DBAB	Sell	7,012,187	7,367,335		3/15/17	4,121	(71,058)
Euro	MSCO	Buy	788,029	844,934		3/15/17	—	(9,472)
Euro	MSCO	Sell	1,791,386	1,898,003		3/15/17	7,024	(8,234)
Mexican Peso	BOFA	Buy	16,939,338	855,349		3/15/17	—	(14,234)
Mexican Peso	BOFA	Sell	16,939,338	784,774		3/15/17	—	(56,342)
Russian Ruble	DBAB	Buy	103,696,444	1,672,793		3/15/17	97,375	—
Russian Ruble	DBAB	Sell	103,696,444	1,717,824		3/15/17	—	(52,344)
Russian Ruble	MSCO	Buy	48,656,719	798,712		3/15/17	31,891	—
Russian Ruble	MSCO	Sell	49,788,978	763,225	EUR	3/15/17	—	(40,765)
Russian Ruble	MSCO	Sell	48,656,719	804,011		3/15/17	—	(26,592)
South African Rand	DBAB	Buy	10,761,201	754,838		3/15/17	63,254	—
South African Rand	DBAB	Sell	10,761,201	774,899		3/15/17	—	(43,193)
South Korean Won	BOFA	Sell	938,113,947	806,772		3/15/17	—	(22,996)
South Korean Won	MSCO	Buy	916,075,085	802,659		3/15/17	7,615	—
South Korean Won	MSCO	Sell	916,075,085	785,825		3/15/17	—	(24,449)
Swiss Franc	BNYM	Buy	1,288,001	1,288,129		3/15/17	3,609	(8,088)
Swiss Franc	BNYM	Sell	4,061,610	3,993,142		3/15/17	—	(54,750)
Turkish Lira	DBAB	Sell	8,219,050	2,227,049		3/15/17	30,201	(51,537)
Turkish Lira	MSCO	Buy	6,457,050	1,702,263		3/15/17	64,112	—
Turkish Lira	MSCO	Sell	2,729,022	772,132		3/15/17	25,587	—
Australian Dollar [b]	MSCO	Buy	51,331,000	38,673,568		3/17/17	667,940	(2,229)
Australian Dollar [b]	MSCO	Sell	30,126,000	22,091,073		3/17/17	7,844	(1,004,867)
Brazilian Real	BOFA	Sell	275,000	88,070		3/17/17	56	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Forward Exchange Contracts (continued)
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
British Pound [b]	MSCO	Buy	15,086,000	18,777,100	3/17/17	$53,552	$(102,249)
British Pound [b]	MSCO	Sell	21,282,000	26,933,716	3/17/17	540,225	(26,891)
Canadian Dollar [b]	MSCO	Buy	39,032,000	29,696,742	3/17/17	38,457	(344,295)
Canadian Dollar [b]	MSCO	Sell	32,720,000	24,864,124	3/17/17	246,283	(20,155)
Euro	DBAB	Sell	183,000	193,789	3/17/17	—	(245)
Euro [b]	MSCO	Buy	17,228,000	18,281,618	3/17/17	31,292	(46,081)
Euro [b]	MSCO	Sell	29,617,000	31,670,435	3/17/17	275,935	(8,367)
Japanese Yen [b]	MSCO	Buy	2,610,810,000	22,762,077	3/17/17	495,632	—
Japanese Yen [b]	MSCO	Sell	3,480,175,000	30,357,474	3/17/17	672	(645,414)
Mexican Peso [b]	MSCO	Buy	121,288,000	5,859,381	3/17/17	161,228	(10)
Mexican Peso [b]	MSCO	Sell	227,189,000	11,123,401	3/17/17	3,664	(157,666)
New Zealand Dollar	DBAB	Sell	805,000	578,022	3/17/17	—	(1,505)
New Zealand Dollar [b]	MSCO	Buy	32,031,000	22,987,622	3/17/17	82,286	(10,482)
New Zealand Dollar [b]	MSCO	Sell	20,442,000	14,649,546	3/17/17	69,442	(136,294)
New Zealand Dollar	MSCS	Sell	1,300,000	933,725	3/17/17	—	(2,157)
Swedish Krona	MSCS	Buy	13,525,000	1,515,933	3/17/17	—	(16,148)
Swiss Franc [b]	MSCO	Buy	19,667,000	19,601,988	3/17/17	60,739	(59,653)
Swiss Franc [b]	MSCO	Sell	27,834,000	27,780,396	3/17/17	52,227	(15,359)
British Pound	DBAB	Buy	431,000	534,456	3/20/17	2,967	(2,314)
British Pound	DBAB	Sell	1,158,000	1,441,948	3/20/17	6,101	(1,864)
Euro	DBAB	Buy	7,115,000	7,573,437	3/20/17	19,134	(47,423)
Euro	DBAB	Sell	8,866,000	9,293,622	3/20/17	786	(109,178)
Canadian Dollar	BNYM	Sell	2,875,000	2,157,890	3/21/17	—	(7,036)
Japanese Yen	BNYM	Sell	61,000,000	519,299	3/21/17	—	(24,205)
Indonesian Rupiah	MSCS	Sell	12,800,000,000	955,224	3/23/17	—	(2,050)
Canadian Dollar	MSCS	Sell	1,920,000	1,465,369	3/27/17	19,510	—
Euro	DBAB	Sell	230,000	243,409	3/27/17	—	(581)
Norwegian Krone	MSCS	Buy	12,600,000	1,510,900	3/27/17	—	(7,617)
Canadian Dollar	MSCS	Sell	1,280,000	977,036	3/28/17	13,122	—
Colombian Peso	MSCS	Sell	780,000,000	270,434	3/28/17	5,176	—
Euro	BOFA	Sell	2,800,000	2,965,872	3/28/17	—	(4,591)
Mexican Peso	MSCS	Buy	20,565,000	1,031,455	3/28/17	—	(12,407)
Norwegian Krone	MSCS	Buy	12,050,000	1,445,117	3/28/17	—	(7,442)
British Pound	BNYM	Sell	264,000	323,981	3/31/17	—	(3,887)
Euro	BNYM	Buy	200,000	212,980	3/31/17	—	(774)
Euro	BNYM	Sell	5,291,000	5,546,026	3/31/17	—	(67,890)
Hong Kong Dollar	BNYM	Sell	686,000	88,497	3/31/17	87	—
Japanese Yen	BNYM	Buy	2,025,000	17,626	3/31/17	425	—
Japanese Yen	BNYM	Sell	2,025,000	17,954	3/31/17	—	(97)
Swiss Franc	DBAB	Buy	1,304,000	1,311,407	4/13/17	96	(9,675)
Swiss Franc	DBAB	Sell	1,304,000	1,289,605	4/13/17	428	(12,650)
British Pound	MSCO	Buy	288,402	361,631	4/28/17	—	(3,254)
British Pound	MSCO	Sell	1,606,167	2,004,145	4/28/17	8,277	—
Canadian Dollar	MSCO	Buy	330,379	252,324	4/28/17	—	(3,469)
Canadian Dollar	MSCO	Sell	6,398,443	4,894,343	4/28/17	74,753	—
Euro	MSCO	Buy	57,950	61,489	4/28/17	72	—
Euro	MSCO	Sell	1,100,363	1,167,900	4/28/17	—	(1,032)
Polish Zloty	DBAB	Sell	4,000,000	1,038,354	4/28/17	55,437	—
Swedish Krona	MSCO	Buy	2,833,498	315,854	4/28/17	—	(1,008)
Swedish Krona	MSCO	Sell	10,938,923	1,226,936	4/28/17	11,450	—
Polish Zloty	MSCS	Sell	11,860,000	2,953,545	5/02/17	39,336	—
Russian Ruble	MSCS	Sell	56,500,000	957,895	5/24/17	9,036	—
Turkish Lira	MSCS	Buy	3,500,000	959,693	5/24/17	—	(20,167)
Brazilian Real	MSCS	Sell	2,970,000	946,885	6/01/17	13,452	—
Mexican Peso	MSCS	Buy	19,205,000	961,452	6/01/17	—	(18,158)
Brazilian Real	MSCS	Sell	3,350,000	966,671	7/06/17	—	(77,495)
Chinese Yuan	BOFA	Buy	11,100,000	1,574,289	9/19/17	19,368	—
Chinese Yuan	BOFA	Sell	11,100,000	1,616,780	9/19/17	23,122	—
Chinese Yuan	MSCS	Buy	4,300,000	609,497	9/19/17	7,866	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Forward Exchange Contracts (continued)
						Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Chinese Yuan	MSCS	Sell	4,300,000	627,234		9/19/17	$9,871	$—
Euro	JPHQ	Sell	1,893,297	50,638,117	CZK	11/29/17	19,346	(23,592)
Euro	MSCO	Sell	1,985,404	53,038,073	CZK	12/15/17	11,310	(17,147)
Total Forward Exchange Contracts							$3,630,347	$(3,700,477)
Net unrealized appreciation (depreciation)								$(70,130)

* In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.
b A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment Counterparty/ Notional				Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange Amount[a]			Date	(Receipts)	Appreciation	Depreciation	Value	Rating [b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Mexico	1.00%	ICE	1,810,000		12/20/21	$51,248	$—	$(17,618)	$33,630
Government of South
Africa	1.00%	ICE	2,644,000		12/20/21	181,272	—	(74,237)	107,035
Government of South
Korea	1.00%	ICE	1,947,567		12/20/21	(56,447)	7,580	—	(48,867)
Government of Turkey	1.00%	ICE	1,976,000		9/20/20	157,717	—	(99,091)	58,626
Government of Turkey	1.00%	ICE	1,723,000		12/20/20	104,521	—	(45,070)	59,451
Government of Turkey	1.00%	ICE	429,000		12/20/21	26,236	141	—	26,377
Traded Index
CDX.NA.HY.27	5.00%	ICE	8,583,300		12/20/21	(343,332)	—	(318,307)	(661,639)

Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	ICE	2,800,131		9/20/20	(339,144)	317,760	—	(21,384)	BB+
Government of Russia	1.00%	ICE	413,000		6/20/21	(30,563)	22,026	—	(8,537)	BB+
Government of Russia	1.00%	ICE	374,000		12/20/21	(13,889)	2,586	—	(11,303)	BB+

Total Centrally Cleared Swap Contracts						$(262,381)	$350,093	$(554,323)	$(466,611)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
Enel SpA	1.00%	BZWS	450,000	EUR	12/20/21	2,444	—	(2,505)	(61)
Enel SpA	1.00%	BZWS	450,000	EUR	12/20/21	2,003	—	(2,064)	(61)
Government of
Argentina	5.00%	MSCO	2,137,000		6/20/17	(25,128)	—	(24,421)	(49,549)
Government of China	1.00%	DBAB	500,000		6/20/21	2,237	—	(6,658)	(4,421)
Government of South
Korea	1.00%	DBAB	825,000		12/20/21	(20,418)	—	(1,910)	(22,328)
Government of South
Korea	1.00%	DBAB	325,000		12/20/21	(7,815)	—	(981)	(8,796)
Government of Turkey	1.00%	BOFA	925,000		12/20/21	68,566	—	(13,517)	55,049
Intesa Sanpaolo SpA	1.00%	BZWS	450,000	EUR	12/20/21	14,965	—	(6,286)	8,679
Intesa Sanpaolo SpA	1.00%	BZWS	450,000	EUR	12/20/21	16,026	—	(7,346)	8,680

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Credit Default Swap Contracts (continued)
					Unamortized
	Periodic				Upfront
	Payment Counterparty/		Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating [b]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Traded Index
CDX.EM.26	1.00%	DBAB	500,000	12/20/21	$27,422	$—	$(2,954)	$24,468
CMBX.NA.BBB-.S6	3.00%	MSCS	154,000	5/11/63	16,667	3,229	—	19,896
CMBX.NA.BBB-.S6	3.00%	MSCS	154,000	5/11/63	16,331	3,565	—	19,896
CMBX.NA.BBB-.S6	3.00%	MSCS	104,000	5/11/63	15,301	—	(1,864)	13,437
iTraxx Asia Ex Japan	1.00%	BZWS	310,000	6/20/21	5,198	—	(8,332)	(3,134)
iTraxx Asia Ex Japan	1.00%	MSCS	635,000	6/20/21	11,021	—	(17,440)	(6,419)
Total OTC Swap Contracts					$144,820	$6,794	$(96,278)	$55,336
Total Credit Default Swap Contracts					$(117,561)	$356,887	$(650,601)	$(411,275)
Net unrealized appreciation (depreciation)							$(293,714)

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor's (S&P) Rating for single name swaps.
c The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps.

At February 28, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional			Expiration	Unrealized	Unrealized
Description	Exchange	Amount*			Date	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.41%	CME	1,663,200			7/18/26	$126,925	$—
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.07%	LCH	10,000,000	CZK		1/29/27	734	—
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 1.08%	LCH	61,000,000	CZK		2/02/27	—	(1,102)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	LCH	800,000	GBP		1/05/67	—	(40,240)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	LCH	688,548	GBP		1/07/47	—	(9,875)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	LCH	761,018	GBP		11/29/46	—	(38,350)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	LCH	399,138	GBP		12/03/46	—	(25,105)
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.46%	LCH	220,462,453	HUF		3/16/22	2,359	—
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.51%	LCH	477,829,114	HUF		3/16/22	—	—
Total Centrally Cleared Swap Contracts						$130,018	$(114,672)
OTC Swap Contracts
Receive Fixed rate 0.33%
Pay Floating rate 6 Month CZK-PRIBOR	DBAB	148,000,000	CZK		7/29/18	3,287	—
Receive Floating rate 6 Month CZK-PRIBOR
Pay Fixed rate 0.38%	DBAB	58,000,000	CZK		7/29/21	28,886	—
Receive Fixed rate 6.14%
Pay Floating rate 1 Month MXN TIIE	DBAB	9,000,000 MXN			7/03/26	—	(52,679)
Receive Fixed rate 6.13%
Pay Floating rate 1 Month MXN TIIE	BOFA	28,653,000 MXN		MXN	7/03/26	—	(168,216)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Interest Rate Swap Contracts (continued)
	Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Receive Floating rate 3 Month ZAR-JIBAR-SAFEX
Pay Fixed rate 7.95%	BZWS	12,500,000	ZAR	5/05/25	$2,920	$—
Total OTC Swap Contracts					$35,093	$(220,895)
Total Interest Rate Swap Contracts					$165,111	$(335,567)
Net unrealized appreciation (depreciation)						$(170,456)

*In U.S. dollars unless otherwise indicated.

At February 28, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts
Equity Contracts - Long
Valeo SA	LIBOR + 100	DBAB	357,041	EUR	4/18/17	$13,049	$—
Anima Holding SpA	LIBOR + 50	MSCS	43,540	EUR	4/18/17	—	(2,134)
Barclays PLC	LIBOR + 50	MSCS	371,803	GBP	4/18/17	—	(4,482)
BNP Paribas SA	LIBOR + 50	MSCS	1,087,097	EUR	4/18/17	—	(11,838)
Croda International PLC	LIBOR + 50	MSCS	791,107	GBP	4/18/17	32,665	—
Danone SA	LIBOR + 50	MSCS	666,597	EUR	4/18/17	14,940	—
Hikma Pharmaceuticals PLC	LIBOR + 50	MSCS	295,412	GBP	4/18/17	40,194	—
Iliad SA	LIBOR + 50	MSCS	1,785,482	EUR	4/18/17	63,432	—
ITV PLC	LIBOR + 50	MSCS	919,335	GBP	4/18/17	—	(35,835)
Remy Cointreau SA	LIBOR + 50	MSCS	1,060,371	EUR	4/18/17	—	(5,384)
RSA Insurance Group PLC	LIBOR + 50	MSCS	396,316	GBP	4/18/17	2,322	—
Smith & Nephew PLC	LIBOR + 50	MSCS	75,584	GBP	4/18/17	1,948	—
Smiths Group PLC	LIBOR + 50	MSCS	413,213	GBP	4/18/17	—	(15,143)
Societe Generale SA	LIBOR + 50	MSCS	1,217,212	EUR	4/18/17	—	(14,510)
Sports Direct International PLC	LIBOR + 50	MSCS	700,917	GBP	4/18/17	—	(8,969)
Alphabet Inc.	LIBOR + 50	MSCS	1,354,071		5/25/17	71,326	—
Brunswick Corp.	LIBOR + 50	MSCS	1,225,880		5/25/17	391,161	—
Continental Resources Inc.	LIBOR + 50	MSCS	507,608		5/25/17	—	(12,488)
Monster Beverage Corp.	LIBOR + 50	MSCS	1,056,680		5/25/17	—	(157,225)
NVR Inc.	LIBOR + 50	MSCS	2,863,096		5/25/17	819,152	—
Rio Tinto PLC	LIBOR + 50	MSCS	2,421,352		5/25/17	334,353	—
Swift Transportation Co.	LIBOR + 50	MSCS	1,471,672		5/25/17	55,548	—
Take-Two Interactive Software Inc.	LIBOR + 50	MSCS	2,213,031		5/25/17	668,562	—
Sky PLC	LIBOR + 45	DBAB	1,169,649	GBP	7/03/17	—	(340)
Air China Ltd.	HONIX + 95	MSCS	1,995,759	HKD	7/13/17	14,736	—
Weichai Power Co Ltd.	HONIX + 95	MSCS	2,375,563	HKD	7/13/17	103,486	—
LafargeHolcim Ltd.	LIBOR + 50	MSCS	1,703,475	CHF	7/26/17	27,342	—
Nestle SA	LIBOR + 50	MSCS	1,602,936	CHF	7/26/17	9,924	—
Syngenta AG	LIBOR + 50	MSCS	1,585,713	CHF	7/26/17	—	(1,268)
Belden Inc.	LIBOR + 75	DBAB	268,683		7/31/17	—	(6,984)
Black Hills Corp.	LIBOR + 75	DBAB	906,487		7/31/17	55,387	—
EPR Properties	LIBOR + 75	DBAB	188,795		7/31/17	12,056	—
Frontier Communications Corp.	LIBOR + 75	DBAB	2,093,231		7/31/17	—	(225,434)
Hess Corp.	LIBOR + 75	DBAB	660,530		7/31/17	11,381	—
Welltower Inc.	LIBOR + 75	DBAB	1,285,302		7/31/17	83,677	—
Zodiac Aerospace	LIBOR + 45	DBAB	662,867	EUR	8/15/17	14,860	—
Accor SA	EURIBOR + 50	MSCS	568,441	EUR	8/23/17	15,581	—
Air France	EURIBOR + 50	MSCS	357,777	EUR	8/23/17	98,927	—
Kering	EURIBOR + 50	MSCS	359,191	EUR	8/23/17	—	(97)
Plastic Omnium SA	EURIBOR + 50	MSCS	634,049	EUR	8/23/17	73,404	—
Conwert Immobilien Invest SE	EONIA + 65	MSCS	930,995	EUR	10/30/17	—	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Long (continued)
Delta Lloyd NV	EONIA + 65	MSCS	3,376,425	EUR	10/30/17	$—	$—
SFR Group SA	EONIA + 65	MSCS	84,095	EUR	10/30/17	—	—
Vivendi SA	EONIA + 65	MSCS	2,019,286	EUR	10/30/17	—	—
Zodiac Aerospace	EONIA + 65	MSCS	1,142,020	EUR	10/30/17	—	—
Celesio AG	EONIA + 65	MSCS	592,756	EUR	11/02/17	—	—
E.ON SE	EONIA + 65	MSCS	1,593,178	EUR	11/02/17	—	—
STADA Arzneimittel AG	EONIA + 65	MSCS	239,801	EUR	11/02/17	—	—
ThyssenKrupp AG	EONIA + 65	MSCS	973,648	EUR	11/02/17	—	—
ONEOK Partners LP	LIBOR + 85	DBAB	1,733,075		11/06/17	—	(10,565)
SunCoke Energy Partners LP	LIBOR + 85	DBAB	553,933		11/06/17	—	(24,004)
Bank of Nagoya Ltd.	LIBOR + 75	DBAB	436,500	JPY	11/17/17	—	(125)
Oita Bank Ltd.	LIBOR + 75	DBAB	3,073,600	JPY	11/17/17	—	(363)
Yamagata Bank Ltd.	LIBOR + 75	DBAB	7,771,500	JPY	11/17/17	—	(2,096)
Hess Corp.	LIBOR + 75	BNPP	265,629		11/30/17	—	(4,886)
DUET Group	RBACR + 55	MSCS	3,605,107	AUD	12/05/17	—	—
Tatts Group Ltd.	RBACR + 55	MSCS	538,981	AUD	12/05/17	—	—
ONEOK Partners LP	FEDEF + 100	MSCS	463,877		12/21/17	—	—
Siemens AG	EURIBOR + 80	BNPP	188,500	EUR	12/29/17	335,646	—
Moncler SpA	EURIBOR + 50	MSCS	72,516	EUR	1/10/18	26,126	—
Anglo American PLC	LIBOR + 50	MSCS	622,222	GBP	1/18/18	641,200	—
Antofagasta PLC	LIBOR + 50	MSCS	485,915	GBP	1/18/18	505,903	—
International Consolidated Airlines Group SA	LIBOR + 50	MSCS	466,024	GBP	1/18/18	163,220	—
Rio Tinto PLC	LIBOR + 50	MSCS	812,958	GBP	1/18/18	495,123	—
Wizz Air Holdings PLC	LIBOR + 50	MSCS	277,422	GBP	1/18/18	—	(11,221)
Booker Group PLC	SONIA + 65	MSCS	1,422,687	GBP	2/06/18	—	—
Micro Focus International PLC	SONIA + 65	MSCS	653,802	GBP	2/06/18	—	—
Sky PLC	SONIA + 65	MSCS	2,681,250	GBP	2/06/18	—	—
Vodafone Group PLC	SONIA + 65	MSCS	1,086,345	GBP	2/06/18	—	—
Actelion Ltd.	FEDEF + 115	MSCS	2,808,434		8/10/18	—	(5,452)
Syngenta AG	FEDEF + 65	MSCS	1,426,422		8/10/18	—	(2,770)
Calsonic Kansei Corp.	MUTSCALM + 55	MSCS	114,201,528	JPY	11/01/18	406,135	—
TonenGeneral Sekiyu K.K.	MUTSCALM + 55	MSCS	359,075,995	JPY	11/01/18	—	—
Yahoo! Inc.	FEDEF + 40	MSCS	3,837,757		12/20/18	690,698	—
Global Logistic Properties Ltd.	SIBOR + 65	MSCS	424,539	SGD	1/15/19	—	—
Intime Retail Group Co. Ltd.	HIBOR + 65	MSCS	5,166,977	HKD	1/16/19	—	—
Qantas Airways Ltd.	BBSW + 55	MSCS	342,060	AUD	1/31/19	19,784	—
						6,313,248	(563,613)

OTC Swap Contracts
Equity Contracts - Short
Larsen & Toubro Ltd.	LIBOR - 200	DBAB	119,946		3/17/17	—	(711)
Adidas AG	EONIA - 35	MSCS	635,249	EUR	4/18/17	—	(40,745)
JD Sports Fashion PLC	SONIA - 30	MSCS	171,815	GBP	4/18/17	—	(495)
LVMH Moet Hennessy Louis Vuitton SE	EONIA - 40	MSCS	1,487,464	EUR	4/18/17	—	(37,546)
Galp Energia SGPS SA	LIBOR - 40	DBAB	187,074	EUR	6/06/17	—	(2,890)
Alstria Office REIT-AG	LIBOR - 40	DBAB	1,787,984	EUR	7/19/17	—	(2,990)
Aroundtown Property Holdings PLC	LIBOR - 400	DBAB	275,369	EUR	7/19/17	—	(12,378)
China Railway Construction Corp. Ltd.	LIBOR - 40	DBAB	1,304,630	HKD	7/19/17	5,053	—
Deutsche EuroShop AG	LIBOR - 40	DBAB	554,040	EUR	7/19/17	—	(3,703)
Drillisch AG	LIBOR - 400	DBAB	3,668,456	EUR	7/19/17	37,408	—
ENN Energy Holdings Ltd.	LIBOR - 41	DBAB	304,800	HKD	7/19/17	620	—
Fresenius SE & Co. KGaA	LIBOR - 40	DBAB	924,733	EUR	7/19/17	—	(214)
Haitian International Holdings Ltd.	LIBOR - 40	DBAB	559,680	HKD	7/19/17	2,725	—
Hansteen Holdings PLC	LIBOR - 100	DBAB	1,929,726	EUR	7/19/17	5,477	—
Kloeckner & Co. SE	LIBOR - 40	DBAB	346,394	EUR	7/19/17	—	(2,486)
Koninklijke KPN NV	LIBOR - 40	DBAB	66,659	EUR	7/19/17	—	(2,092)
OCI NV	LIBOR - 40	DBAB	186,275	EUR	7/19/17	—	(4,163)
Playtech PLC	LIBOR - 40	DBAB	1,013,826	EUR	7/19/17	—	(4,461)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Shenzhou International Group Holdings Ltd.	LIBOR - 47	DBAB	23,030,280	HKD	7/19/17	$104,886	$—
Siemens AG	LIBOR - 40	DBAB	1,404,394	EUR	7/19/17	—	(8,924)
Steinhoff International Holdings NV	LIBOR - 75	DBAB	732,624	EUR	7/19/17	—	(20,372)
Yuexiu Transport Infrastructure Ltd.	LIBOR - 188	DBAB	3,120,810	HKD	7/19/17	—	(928)
Swisscom AG	TOIS - 40	MSCS	559,825	CHF	7/19/17	—	—
Iberdrola SA	LIBOR - 40	DBAB	1,044,741	EUR	7/20/17	—	(41,379)
NH Hotel Group SA	LIBOR - 40	DBAB	205,646	EUR	7/20/17	3,137	—
Ayala Land Inc.	LIBOR - 500	DBAB	115,361		7/21/17	2,763	—
Advanced Semiconductor Engineering Inc.	LIBOR - 35	DBAB	1,638,796		7/31/17	—	(1,904)
Apollo Commercial Real Estate Finance Inc.	LIBOR - 35	DBAB	101,276		7/31/17	—	(4,901)
Belden Inc.	LIBOR - 35	DBAB	341,547		7/31/17	13,401	—
Black Hills Corp.	LIBOR - 35	DBAB	801,822		7/31/17	—	(50,091)
Colony Starwood Homes	LIBOR - 35	DBAB	235,254		7/31/17	—	(6,676)
Ctrip.com International Ltd.	LIBOR - 35	DBAB	3,758,339		7/31/17	—	—
DHT Holdings Inc.	LIBOR - 35	DBAB	1,298,444		7/31/17	43,461	—
EPR Properties	LIBOR - 35	DBAB	138,722		7/31/17	—	(5,199)
Frontier Communications Corp.	LIBOR - 25	DBAB	1,627,111		7/31/17	182,343	—
General Cable Corp.	LIBOR - 35	DBAB	53,936		7/31/17	—	(485)
Golar LNG Ltd	LIBOR - 35	DBAB	492,816		7/31/17	2,002	—
Gramercy Property Trust	LIBOR - 35	DBAB	428,796		7/31/17	—	(13,503)
Hess Corp.	LIBOR - 35	DBAB	568,493		7/31/17	—	(4,304)
Intel Corp.	LIBOR - 35	DBAB	740,034		7/31/17	—	(8,365)
Pattern Energy Group Inc.	LIBOR - 35	DBAB	48,585		7/31/17	—	(681)
Priceline Group Inc.	LIBOR - 35	DBAB	5,682,732		7/31/17	—	—
Ship Finance International Ltd.	LIBOR - 90	DBAB	1,702,270		7/31/17	11,406	—
Siliconware Precision Industries Co. Ltd.	LIBOR - 35	DBAB	77,402		7/31/17	5	—
Take-Two Interactive Software Inc.	LIBOR - 35	DBAB	6,409,653		7/31/17	265,713	—
VeriSign Inc.	LIBOR - 35	DBAB	6,740,676		7/31/17	31,392	—
Welltower Inc.	LIBOR - 35	DBAB	851,379		7/31/17	—	(58,157)
Airbus SE	EONIA - 40	MSCS	277,653	EUR	8/23/17	—	(32,505)
Advanced Semiconductor Engineering Inc.	LIBOR - 501	DBAB	14,954		9/19/17	2,515	—
Advanced Semiconductor Engineering Inc.	LIBOR - 80	DBAB	4,006,720		9/19/17	67,098	—
IHH Healthcare Bhd	LIBOR - 311	DBAB	484,487	SGD	9/20/17	14,597	—
Outokumpu OYJ	LIBOR - 75	DBAB	579,224	EUR	10/02/17	37,651	—
SubseaSA	LIBOR - 75	DBAB	1,669,235	EUR	10/19/17	3,663	—
Tenaga Nasional Bhd	LIBOR - 50	DBAB	109,781		10/19/17	—	(53)
Altice NV	EONIA - 40	MSCS	87,244	EUR	10/30/17	—	—
Kone OYJ	EONIA - 50	MSCS	901,152	EUR	10/30/17	—	—
Proximus SADP	EONIA - 50	MSCS	232,309	EUR	11/02/17	—	—
Vonovia SE	EONIA - 40	MSCS	485,226	EUR	11/02/17	—	—
ONEOK Inc.	LIBOR - 35	DBAB	1,760,198		11/06/17	9,291	—
SunCoke Energy Inc.	LIBOR - 35	DBAB	517,795		11/06/17	5,293	—
Advantest Corp.	LIBOR - 40	DBAB	75,819,499	JPY	11/17/17	12,390	—
AEON Financial Service Co. Ltd.	LIBOR - 40	DBAB	2,516,167	JPY	11/17/17	—	(827)
Bank of Nagoya Ltd.	LIBOR - 150	DBAB	179,237		11/17/17	2,371	—
DCM Holdings Co. Ltd.	LIBOR - 40	DBAB	130,731,255	JPY	11/17/17	—	(8,616)
EDION Corp.	LIBOR - 350	DBAB	99,585,396	JPY	11/17/17	6,997	—
Japan Airport Terminal Co. Ltd.	LIBOR - 600	DBAB	11,200,000	JPY	11/17/17	1,722	—
K's Holdings Corp.	LIBOR - 40	DBAB	278,034,160	JPY	11/17/17	148,349	—
Kansai Paint Co. Ltd.	LIBOR - 40	DBAB	27,522,541	JPY	11/17/17	8,002	—
LIXIL Group Corp.	LIBOR - 40	DBAB	15,589,809	JPY	11/17/17	—	(925)
MINEBEA MITSUMI Inc.	LIBOR - 40	DBAB	7,878,600	JPY	11/17/17	3,598	—
Nagoya Railroad Co. Ltd.	LIBOR - 40	DBAB	11,422,113	JPY	11/17/17	2,643	—
Nippon Ceramic Co. Ltd.	LIBOR - 450	DBAB	33,533,370	JPY	11/17/17	—	(31,178)
Oita Bank Ltd.	LIBOR - 40	DBAB	1,033,448		11/17/17	—	(6,244)
OSG Corp.	LIBOR - 125	DBAB	146,398,559	JPY	11/17/17	28,626	—
Resorttrust Inc.	LIBOR - 40	DBAB	1,131,000	JPY	11/17/17	898	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Sankyo Co. Ltd.	LIBOR - 40	DBAB	28,062,101	JPY	11/17/17	$—	$(1,452)
SBI Holdings Inc.	LIBOR - 40	DBAB	8,821,209	JPY	11/17/17	153	—
Shionogi & Co. Ltd.	LIBOR - 40	DBAB	62,656,462	JPY	11/17/17	—	(241)
Suzuki Motor Corp.	LIBOR - 40	DBAB	122,999,826	JPY	11/17/17	19,160	—
Teijin Ltd.	LIBOR - 40	DBAB	149,632,217	JPY	11/17/17	17,630	—
Terumo Corp.	LIBOR - 40	DBAB	84,209,000	JPY	11/17/17	7,544	—
Toho Holdings Co. Ltd.	LIBOR - 40	DBAB	72,063,908	JPY	11/17/17	14,894	—
Tohoku Electric Power Co. Inc.	LIBOR - 40	DBAB	77,516,266	JPY	11/17/17	—	(8,330)
Toppan Printing Co. Ltd.	LIBOR - 40	DBAB	41,834,054	JPY	11/17/17	1,532	—
Unicharm Corp.	LIBOR - 40	DBAB	69,243,889	JPY	11/17/17	14,396	—
Yamada Denki Co. Ltd.	LIBOR - 40	DBAB	414,046,600	JPY	11/17/17	62,834	—
Yamagata Bank Ltd.	LIBOR - 150	DBAB	821,684		11/17/17	8,155	—
Yamaguchi Financial Group Inc.	LIBOR - 40	DBAB	1,308,000	JPY	11/17/17	107	—
Yamaguchi Financial Group Inc.	LIBOR - 40	DBAB	2,742,618		11/17/17	—	(25,868)
British American Tobacco PLC	LIBOR - 40	DBAB	2,604,799		11/27/17	—	(59,309)
British Land Co. PLC	LIBOR - 40	BNPP	103,182	GBP	11/29/17	—	(1,586)
Evonik Industries AG	LIBOR - 35	BNPP	677,301	EUR	11/29/17	785	—
Fresenius SE & Co. KGaA	LIBOR - 35	BNPP	507,191	EUR	11/29/17	2,573	—
General Cable Corp.	LIBOR - 30	BNPP	35,996		11/30/17	857	—
Hess Corp.	LIBOR - 30	BNPP	221,351		11/30/17	5,336	—
Lam Research Corp.	LIBOR - 30	BNPP	1,673,758		11/30/17	10,996	—
Terumo Corp.	LIBOR - 40	BNPP	60,923,731	JPY	11/30/17	1,224	—
Tabcorp Holdings Ltd.	RBACR - 100	MSCS	169,514	AUD	12/05/17	—	(6,452)
Takashimaya Co. Ltd.	LIBOR - 40	BNPP	6,740,200	JPY	12/27/17	—	(849)
Toray Industries Inc.	LIBOR - 40	BNPP	24,083,196	JPY	12/27/17	—	(2,187)
Ayala Land Inc.	LIBOR - 400	BNPP	273,345		12/28/17	3,994	—
Galp Energia SGPS SA	LIBOR - 35	BNPP	253,658	EUR	12/29/17	—	(2,194)
J Sainsbury PLC	LIBOR - 40	BNPP	233,804	GBP	12/29/17	—	(676)
Koninklijke KPN NV	LIBOR - 35	BNPP	5,023	EUR	12/29/17	32	—
Outokumpu OYJ	LIBOR - 35	BNPP	40,628	EUR	12/29/17	—	(271)
Richter Gideon Nyrt	LIBOR - 50	BNPP	379,049	EUR	12/29/17	1,415	—
Siemens AG	LIBOR - 35	BNPP	820,329	EUR	12/29/17	—	(4,816)
Nyrstar NV	LIBOR - 250	DBAB	87,557	EUR	1/15/18	13,656	—
British Land Co. PLC	LIBOR - 40	DBAB	260,330	GBP	1/17/18	—	(3,986)
Carillion PLC	LIBOR - 125	DBAB	289,646	GBP	1/17/18	—	(1,765)
Great Portland Estates PLC	LIBOR - 40	DBAB	653,795	GBP	1/17/18	10,467	—
Intu Properties PLC	LIBOR - 200	DBAB	13,436	GBP	1/17/18	—	(660)
J Sainsbury PLC	LIBOR - 50	DBAB	133,091	GBP	1/17/18	—	(710)
Mol Hungarian Oil And Gas	LIBOR - 40	DBAB	913,426	EUR	1/17/18	34,609	—
Primary Health Properties PLC	LIBOR - 250	DBAB	228,459	GBP	1/17/18	—	(6,142)
Richter Gedeon Nyrt	LIBOR - 40	DBAB	1,038,863	EUR	1/17/18	36,347	—
St. Modwen Properties PLC	LIBOR - 40	DBAB	11,235	GBP	1/17/18	—	(37)
UNITE Group PLC	LIBOR - 40	DBAB	1,666,228	GBP	1/17/18	—	(666)
Burberry Group PLC	SONIA - 35	MSCS	136,129	GBP	1/18/18	—	(64,552)
Thomas Cook Group PLC	SONIA - 35	MSCS	75,484	GBP	1/18/18	—	(25,126)
AEON Financial Service Co. Ltd.	LIBOR - 40	BNPP	6,455,373	JPY	1/29/18	—	(610)
Primary Health Properties PLC	LIBOR - 275	BNPP	16,356	GBP	1/29/18	—	(279)
Suzuki Motor Corp.	LIBOR - 40	BNPP	112,819,200	JPY	1/29/18	2,592	—
CP ALL PCL	LIBOR - 100	DBAB	205,641		2/06/18	—	(642)
Tesco PLC	SONIA - 35	MSCS	1,086,571	GBP	2/06/18	—	—
STMicroelectronics NV	LIBOR - 40	DBAB	228,636		2/27/18	—	(23,049)
SPDR S&P 500 ETF Trust	FEDEF - 35	MSCS	4,584,460		2/27/18	—	(461,337)
BE Semiconductor Industries NV	EURIBOR - 35	BNPP	88,789	EUR	2/28/18	—	(1,976)
Prysmian SpA	EURIBOR - 35	BNPP	1,165,448	EUR	2/28/18	3,120	—
Aperam SA	LIBOR - 35	BNPP	192,299		3/28/18	1,594	—
National Grid PLC	LIBOR - 40	BNPP	142,387	GBP	3/28/18	155	—
STMicroelectronics NV	LIBOR - 35	BNPP	2,218,668		3/28/18	18,139	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Equity Contracts - Short (continued)
Golar LNG Ltd	LIBOR - 40	CITI	438,986		5/29/18	$9,646	$—
Janus Capital Group Inc.	LIBOR - 30	CITI	505,300		5/29/18	—	(18,920)
JX Holdings Inc.	MUTSCALM - 40	MSCS	365,698,042	JPY	11/01/18	—	—
Alibaba Group Holding Ltd.	FEDEF - 35	MSCS	2,858,932		12/20/18	—	(443,663)
ONEOK Inc.	FEDEF - 35	MSCS	477,683		12/20/18	6,306	—
						1,377,744	(1,589,442)

OTC Swap Contracts
Fixed Income Contracts - Long
Premier Oil Finance Jersey Ltd.	LIBOR + 90	DBAB	642,454		3/17/17	12,963	—
Elekta AB	STIBOR + 50	BNPP	19,950,419	SEK	4/25/17	—	(15,070)
NH Hotel Group SA	LIBOR + 90	DBAB	794,088	EUR	4/25/17	—	(2,816)
Sacyr SA	LIBOR + 90	DBAB	92,681	EUR	4/25/17	1,313	—
AYC Finance Ltd.	LIBOR + 90	DBAB	620,375		5/17/17	2,004	—
Haitian International Holdings Ltd.	LIBOR + 90	DBAB	502,611		5/17/17	—	(197)
Parpublica - Participacoes Publicas SGPS
SA	LIBOR + 90	DBAB	1,131,865	EUR	6/06/17	—	(11,133)
Resorttrust Inc.	LIBOR + 90	DBAB	10,398,750	JPY	6/19/17	—	(1,129)
Siem Industries Inc.	LIBOR + 90	DBAB	2,151,014	EUR	6/19/17	11,974	—
Alstria Office REIT-AG	LIBOR + 90	DBAB	2,360,684	EUR	7/19/17	11,488	—
Aroundtown Property Holdings PLC	LIBOR + 90	DBAB	511,972	EUR	7/19/17	22,064	—
British Land Jersey Ltd.	LIBOR + 90	DBAB	1,223,456	GBP	7/19/17	3,262	—
Carillion Finance White 2015 Ltd.	LIBOR + 90	DBAB	2,201,394	GBP	7/19/17	31,729	—
Deutsche EuroShop AG	LIBOR + 90	DBAB	636,949	EUR	7/19/17	12,432	—
Drillisch AG	LIBOR + 90	DBAB	3,910,969	EUR	7/19/17	—	(42,518)
Fresenius SE & Co. KGaA	LIBOR + 90	DBAB	1,071,648	EUR	7/19/17	4,685	—
Great Portland Estates Capital Jersey Ltd.	LIBOR + 90	DBAB	1,610,692	GBP	7/19/17	1,016	—
Hansteen Jersey Securities Ltd.	LIBOR + 90	DBAB	2,460,778	EUR	7/19/17	8,269	—
PHP Finance Jersey Ltd.	LIBOR + 90	DBAB	454,834	GBP	7/19/17	7,529	—
St. Modwen Properties Securities Jersey Ltd.	LIBOR + 90	DBAB	197,035	GBP	7/19/17	2,836	—
Steinhoff Finance Holding GmbH	LIBOR + 90	DBAB	305,844	EUR	7/19/17	—	(2,854)
Steinhoff Finance Holding GmbH	LIBOR + 90	DBAB	983,382	EUR	7/19/17	18,098	—
Unite Jersey Issuer Ltd.	LIBOR + 90	DBAB	2,580,346	GBP	7/19/17	27,605	—
Gulf Keystone Petroleum Ltd.	LIBOR + 90	DBAB	187,000		7/20/17	18,930	—
America Movil SAB de CV	LIBOR + 90	DBAB	2,792,874	EUR	7/25/17	16,983	—
Klockner & Co. Financial Services SA	LIBOR + 90	DBAB	652,170	EUR	7/25/17	16,021	—
Apollo Commercial Real Estate Finance Inc.	LIBOR + 75	DBAB	370,826		7/31/17	6,714	—
Ctrip.com International Ltd.	LIBOR + 75	DBAB	5,127,401		7/31/17	—	(15,589)
DHT Holdings Inc.	LIBOR + 75	DBAB	3,095,636		7/31/17	—	(1,052)
General Cable Corp.	LIBOR + 75	DBAB	98,238		7/31/17	1,735	—
Golar LNG Ltd.	LIBOR + 75	DBAB	2,113,454		7/31/17	1,364	—
GPT Property Trust LP	LIBOR + 75	DBAB	553,766		7/31/17	15,420	—
Intel Corp.	LIBOR + 75	DBAB	895,635		7/31/17	3,849	—
Pattern Energy Group Inc.	LIBOR + 75	DBAB	150,225		7/31/17	2,614	—
Priceline Group Inc.	LIBOR + 75	DBAB	5,817,836		7/31/17	502	—
Ship Finance International Ltd	LIBOR + 75	DBAB	2,120,596		7/31/17	2,131	—
Ship Finance International Ltd.	LIBOR + 75	DBAB	1,172,156		7/31/17	—	(9,987)
Take-Two Interactive Software Inc.	LIBOR + 75	DBAB	6,591,486		7/31/17	—	(268,011)
VeriSign Inc.	LIBOR + 75	DBAB	6,783,846		7/31/17	12,481	—
CEZ MH BV	LIBOR + 90	DBAB	1,221,719	EUR	8/04/17	—	(30,099)
Cahaya Capital Ltd.	LIBOR + 100	DBAB	1,925,000		8/17/17	2,113	—
Asia View Ltd.	LIBOR + 90	DBAB	1,056,875		8/18/17	15,356	—
CP Foods Holdings Ltd.	LIBOR + 90	DBAB	796,511		8/18/17	5,536	—
British Land Jersey Ltd.	LIBOR + 80	BNPP	409,071	GBP	9/10/17	—	(725)
Advanced Semiconductor Engineering Inc.	LIBOR + 100	DBAB	6,871,500		9/19/17	147,141	—
Indah Capital Ltd.	LIBOR + 100	DBAB	825,188	SGD	9/19/17	—	(29,191)
Siliconware Precision Industries Co. Ltd.	LIBOR + 100	DBAB	3,520,563		9/19/17	19,858	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Fixed Income Contracts - Long (continued)
Parpublica - Participacoes Publicas SGPS
SA	EURIBOR + 80	BNPP	695,377	EUR	9/28/17	$—	$(1,437)
Green Plains Inc.	LIBOR + 100	DBAB	290,973		9/29/17	53,804	—
Outokumpu OYJ	LIBOR + 90	DBAB	854,416	EUR	10/02/17	—	(38,456)
Dana Gas Sukuk Ltd.	LIBOR + 90	DBAB	145,682		10/31/17	1,121	—
SBI Holdings Inc.	LIBOR + 90	DBAB	22,541,660	JPY	11/02/17	16	—
Golden Ocean Group Ltd.	LIBOR + 90	DBAB	852,139		11/07/17	29,909	—
Advantest Corp.	LIBOR + 90	DBAB	117,450,000	JPY	11/17/17	—	(15,326)
DCM Holdings Co. Ltd.	LIBOR + 90	DBAB	261,630,000	JPY	11/17/17	6,930	—
EDION Corp.	LIBOR + 90	DBAB	142,550,040	JPY	11/17/17	1,854	—
Japan Airport Terminal Co. Ltd.	LIBOR + 90	DBAB	200,600,000	JPY	11/17/17	3,929	—
K's Holdings Corp.	LIBOR + 90	DBAB	427,962,500	JPY	11/17/17	—	(156,105)
Kansai Paint Co. Ltd.	LIBOR + 90	DBAB	135,512,780	JPY	11/17/17	—	(9,501)
LIXIL Group Corp.	LIBOR + 90	DBAB	62,730,000	JPY	11/17/17	972	—
MINEBEA MITSUMI Inc.	LIBOR + 90	DBAB	32,718,000	JPY	11/17/17	—	(245)
Nagoya Railroad Co. Ltd.	LIBOR + 90	DBAB	32,677,500	JPY	11/17/17	—	(2,021)
Nippon Ceramic Co. Ltd.	LIBOR + 90	DBAB	31,593,750	JPY	11/17/17	37,470	—
OSG Corp.	LIBOR + 90	DBAB	177,840,000	JPY	11/17/17	—	(25,297)
Sankyo Co. Ltd.	LIBOR + 90	DBAB	112,882,000	JPY	11/17/17	6,364	—
Shionogi & Co. Ltd.	LIBOR + 90	DBAB	82,770,000	JPY	11/17/17	2,722	—
Suzuki Motor Corp.	LIBOR + 90	DBAB	187,474,950	JPY	11/17/17	—	(16,954)
Teijin Ltd.	LIBOR + 90	DBAB	279,910,000	JPY	11/17/17	—	(15,059)
Terumo Corp.	LIBOR + 90	DBAB	141,720,000	JPY	11/17/17	—	(9,448)
Toho Holdings Co. Ltd.	LIBOR + 90	DBAB	133,100,000	JPY	11/17/17	—	(1,586)
Tohoku Electric Power Co. Inc.	LIBOR + 90	DBAB	213,845,520	JPY	11/17/17	14,282	—
Tohoku Electric Power Co. Inc.	LIBOR + 90	DBAB	211,522,500	JPY	11/17/17	6,459	—
Toppan Printing Co. Ltd.	LIBOR + 90	DBAB	79,957,500	JPY	11/17/17	—	(1,936)
Unicharm Corp.	LIBOR + 90	DBAB	120,558,300	JPY	11/17/17	—	(15,297)
Yamada Denki Co. Ltd.	LIBOR + 90	DBAB	732,571,560	JPY	11/17/17	—	(24,684)
AYC Finance Ltd.	LIBOR + 100	BNPP	1,252,983		11/29/17	—	(9,428)
Fresenius SE & Co. KGaA	EURIBOR + 80	BNPP	462,456	EUR	11/29/17	—	(1,466)
RAG-Stiftung	EURIBOR + 80	BNPP	2,393,058	EUR	11/29/17	1,030	—
Sacyr SA	EURIBOR + 80	BNPP	278,895	EUR	11/29/17	2,970	—
General Cable Corp.	LIBOR + 75	BNPP	60,669		11/30/17	603	—
Lam Research Corp.	LIBOR + 75	BNPP	1,700,582		11/30/17	—	(14,749)
Bank of Nagoya Ltd.	LIBOR + 90	DBAB	321,300		12/19/17	4,021	—
Oita Bank Ltd.	LIBOR + 90	DBAB	2,421,900		12/19/17	49,250	—
Yamagata Bank Ltd.	LIBOR + 90	DBAB	2,835,000		12/19/17	—	(1,580)
Yamaguchi Financial Group Inc.	LIBOR + 90	DBAB	4,508,400		12/19/17	32,587	—
Takashimaya Co. Ltd.	LIBOR + 75	BNPP	31,862,610	JPY	12/27/17	—	(748)
Toray Industries Inc.	LIBOR + 75	BNPP	38,569,560	JPY	12/27/17	1,466	—
Terumo Corp.	LIBOR + 75	BNPP	129,556,790	JPY	12/28/17	—	(5,986)
J Sainsbury PLC	LIBOR + 80	BNPP	741,589	GBP	12/29/17	1,145	—
Magyar Nemzeti Vagyonkezelo ZRT	EURIBOR + 80	BNPP	485,044	EUR	12/29/17	—	(699)
J Sainsbury PLC	LIBOR + 90	DBAB	316,860	GBP	1/15/18	1,803	—
Nyrstar NV	LIBOR + 90	DBAB	217,750	EUR	1/15/18	—	(12,557)
Magyar Nemzeti Vagyonkezelo ZRT	LIBOR + 90	DBAB	2,193,520	EUR	1/17/18	—	(14,097)
China Railway Construction Corp. Ltd.	LIBOR + 100	DBAB	310,625		1/22/18	—	(6,434)
AEON Financial Service Co. Ltd.	LIBOR + 75	BNPP	29,560,248	JPY	1/29/18	891	—
CP Foods Holdings Ltd.	LIBOR + 75	BNPP	797,167		1/29/18	4,074	—
DP World Ltd.	LIBOR + 80	BNPP	204,520		1/29/18	372	—
ENN Energy Holdings Ltd.	LIBOR + 90	BNPP	258,068		1/29/18	—	(1,091)
Suzuki Motor Corp.	LIBOR + 75	BNPP	223,102,800	JPY	1/29/18	—	(4,472)
ACS Actividades Finance BV	LIBOR + 90	DBAB	1,739,593	EUR	2/09/18	44,251	—
OCI NV	LIBOR + 90	DBAB	1,664,542	EUR	2/09/18	7,556	—

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Total Return Swap Contracts (continued)
		Counter-			Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Party	Notional Value*		Date	Appreciation	Depreciation
OTC Swap Contracts (continued)
Fixed Income Contracts - Long (continued)
Intu Jersey 2 Ltd.	LIBOR + 90	DBAB	95,842	GBP	2/17/18	$3,000	$—
DP World Ltd.	LIBOR + 90	DBAB	202,264		2/19/18	2,841	—
PT Jersey Ltd.	LIBOR + 90	DBAB	1,589,767	EUR	2/19/18	8,323	—
Shenzhou International Group Holdings Ltd.	LIBOR + 90	DBAB	31,483,668	HKD	2/19/18	—	(89,438)
Larsen & Toubro Ltd.	LIBOR + 150	DBAB	748,520		2/20/18	—	(812)
STMicroelectronics NV	LIBOR + 90	DBAB	485,440		2/27/18	35,489	—
BE Semiconductor Industries NV	EURIBOR + 80	BNPP	220,348	EUR	2/28/18	3,485	—
Prysmian SpA	EURIBOR + 80	BNPP	2,078,223	EUR	2/28/18	—	(6,283)
Chugoku Electric Power Co. Inc.	LIBOR + 75	BNPP	40,060,000	JPY	3/02/18	—	—
Aperam SA	LIBOR + 80	BNPP	262,338		3/28/18	—	(21)
National Grid North America Inc.	LIBOR + 80	BNPP	713,285	GBP	3/28/18	3,153	—
STMicroelectronics NV	LIBOR + 80	BNPP	2,871,352		3/28/18	—	(7,727)
Zhen Ding Technology Holding Ltd.	LIBOR + 75	BNPP	102,573		3/28/18	59	—
Janus Capital Group Inc.	LIBOR + 75	CITI	689,790		5/29/18	20,101	—
						862,317	(941,311)

OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	2,080,000		3/20/17	—	(50,398)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	2,080,000		3/20/17	—	(53,600)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,670,000		3/20/17	—	(25,588)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,665,000		3/20/17	—	(25,973)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	1,890,000		3/20/17	—	(32,678)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	8,430,000		3/20/17	—	(194,254)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	1,680,000		3/20/17	—	(30,491)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	1,304,000		3/20/17	—	(17,346)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		3/20/17	40,786	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	3,028,000		3/20/17	36,627	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	1,514,000		3/20/17	13,787	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	1,690,000		3/20/17	—	(37,283)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	2,530,000		3/20/17	—	(55,814)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	2,530,000		3/20/17	—	(70,800)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	1,491,000		3/20/17	—	(8,412)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	1,491,000		3/20/17	—	(5,584)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	2,850,000		3/20/17	34,474	—
United Kingdom Gilt	LIBOR - 75	DBAB	403,676	GBP	7/03/17	—	(11,572)
						125,674	(619,793)
Total Return Swap Contracts						$8,678,983	$(3,714,159)
Net unrealized appreciation (depreciation)						$4,964,824

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Abbreviations

Counterparty/Exchange		Currency		Selected Portfolio		Index
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary	CDX.EM	CDX Emerging
					Receipt		Markets Index
BNYM	The Bank of New	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage	CDX.NA.HY	CDX North America
	York Mellon Corp.						High Yield Index
BOFA	Bank of America,	BRL	Brazilian Real	BBSW	Bank Bill Swap Rate	CMBX.NA	Commercial Mortgage
	N.A.						Backed North
America Index
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	EONIA	Euro Overnight Index
Average
CITI	Citigroup, Inc.	CHF	Swiss Franc	ETF	Exchange Traded Fund
CME	Chicago Mercantile	COP	Colombian Peso	ETN	Exchange Traded Note
Exchange
DBAB	Deutsche Bank, AG	CZK	Czech Koruna	EURIBOR	Euro Interbank Offered
Rate
ICE	Intercontinental	EGP	Egyptian Pound	FEDEF	Federal Funds Effective
	Exchange, Inc.				Rate
JPHQ	JP Morgan Chase	EUR	Euro	FRN	Floating Rate Note
Bank, N.A.
LCH	LCH.Clearnet LLC	GBP	British Pound	FTSE	Financial Times Stock
Exchange
MSCO	Morgan Stanley &	HKD	Hong Kong Dollar	HIBOR	Hong Kong Interbank
	Co., LLC				Offer Rate
MSCS	Morgan Stanley	HUF	Hungarian Forint	HONIX	Hong Kong Overnight
	Capital Services LLC				Index Rate
		JPY	Japanese Yen	JIBAR	Johannesburg Interbank
Agreed Rate
		MXN	Mexican Peso	LIBOR	London InterBank Offered
Rate
		PLN	Polish Zloty	MUTSCALM	Bank of Japan Unsecured
Overnight Call Rate
		SEK	Swedish Krona	OAT	Obligation Assumable by
the Treasurer
		SGD	Singapore Dollar	PIK	Payment In-Kind
		USD	United States Dollar	PRIBOR	Prague Interbank Offered
Rate
		ZAR	South African Rand	RBACR	Reserve Bank of Australia
Cash Rate
				REIT	Real Estate Investment
Trust
				SAFEX	South African Futures
Exchange
				SIBOR	Singapore Interbank
Offered Bank
				SONIA	Sterling Overnight Index
Average
				SPDR	Standard & Poor’s
Depositary Receipt
				STIBOR	Stockholm Interbank
Offered Rate
				TOIS	Swiss Tomorrow-
Overnight Index Swap
Rate

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)

Franklin K2 Global Macro Opportunities Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes 2.3%
Oil, Gas & Consumable Fuels 2.3%
Petrobras Global Finance BV, senior note,
5.375%, 1/27/21	Brazil	84,000		$85,155
8.375%, 5/23/21	Brazil	21,000		23,493
6.125%, 1/17/22	Brazil	59,000		60,770
[a]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	23,388		8,909
Petroleos Mexicanos, senior note,
6.00%, 3/05/20	Mexico	139,000		149,564
6.375%, 2/04/21	Mexico	126,000		137,151
[a,b]FRN, Reg S, 4.607%, 3/11/22	Mexico	42,000		44,297
[a]Reg S, 5.375%, 3/13/22	Mexico	40,000		41,900
Total Corporate Bonds and Notes (Cost $538,431)				551,239
Foreign Government and Agency Securities 5.6%
Government of Argentina,
7.82%, 12/31/33	Argentina	220,177	EUR	240,676
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	228,585	EUR	146,705
[a]Reg S, 5.00%, 1/15/27	Argentina	100,000	EUR	98,070
senior bond, 7.82%, 12/31/33	Argentina	16,513	EUR	18,168
[a]senior note, Reg S, 3.875%, 1/15/22	Argentina	100,000	EUR	104,600
[a]senior note, Reg S, 5.625%, 1/26/22	Argentina	56,000		56,630
[a]Government of Hellenic Republic, senior bond, Reg S, 3.00% to
2/24/20, 3.65% to 2/24/21, 4.30% thereafter, 2/24/42	Greece	200,220	EUR	146,579
[a]Government of Russia, Reg S, 4.75%, 5/27/26	Russia	200,000		209,700
Government of South Africa, R186, 10.50%, 12/21/26	South Africa	1,187,000	ZAR	100,579
[a]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	107,000		107,711
7.75%, 9/01/27	Ukraine	100,000		92,885
Total Foreign Government and Agency Securities (Cost $1,341,188)				1,322,303
Total Investments before Short Term Investments (Cost $1,879,619)				1,873,542
		Shares
Short Term Investments 84.0%
Money Market Funds 79.6%
[c,d]Dreyfus Government Cash Management, Institutional Shares, 0.48%	United States	5,615,524		5,615,524
[d]Fidelity Investments Money Market Funds, 0.444%	United States	13,257,105		13,257,105
Total Money Market Funds (Cost $18,872,629)				18,872,629
		Principal Amount*
Repurchase Agreements (Cost $1,035,885) 4.4%
[e]Joint Repurchase Agreement, 0.504%, 3/01/17
(Maturity Value $1,035,900)	United States	1,035,885		1,035,885
BNP Paribas Securities Corp. (Maturity Value $377,223)
Deutsche Bank Securities Inc. (Maturity Value $73,984)
HSBC Securities (USA) Inc. (Maturity Value $377,223)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $207,470)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.50%, 3/01/17 -
1/17/20; [f]U.S. Treasury Bill, 9/14/17; and U.S. Treasury Note, 0.625% -
3.50%, 6/30/17 - 5/15/20 (valued at $1,056,970)

Total Investments (Cost $21,788,133) 91.9%				21,782,056
Other Assets, less Liabilities 8.1%				1,923,679
Net Assets 100.0%				$23,705,735

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 28, 2017, the aggregate value of these securities was $911,281, representing 3.8% of net assets.
bThe coupon rate shown represents the rate at period end.
cA portion or all of the security is owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.
dThe rate shown is the annualized seven-day yield at period end.
eInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 28, 2017, all repurchase agreements had been entered into on that date.
fThe security was issued on a discount basis with no stated coupon rate.

Quarterly Consolidated Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Commodity Contracts [a]
Aluminum	Long	8	$384,250	3/13/17	$30,005	$—
Aluminum	Short	8	384,250	3/13/17	—	(11,807)
Aluminum	Long	8	385,350	6/19/17	6,296	—
Cocoa	Short	1	19,159	5/15/17	1,793	—
Coffee	Short	1	53,475	5/18/17	1,441	—
Copper	Long	5	745,625	3/13/17	22,004	—
Copper	Short	5	745,625	3/13/17	—	(18,438)
Copper	Long	3	448,237	6/19/17	3,029	—
Corn	Long	2	37,375	5/12/17	—	(193)
Gold 100 Oz	Long	6	752,340	4/26/17	177	—
Low Sulphur Gas Oil	Long	2	98,400	4/12/17	—	(1,804)
Natural Gas	Short	5	138,700	3/29/17	12,069	—
Natural Gas	Short	1	28,700	4/26/17	—	(152)
Nickel	Long	2	131,250	3/13/17	2,073	—
Nickel	Short	2	131,250	3/13/17	—	(6,151)
RBOB Gasoline	Long	4	290,539	3/31/17	—	(4,364)
Silver	Long	4	369,380	5/26/17	3,941	—
Soybeans	Long	9	466,087	5/12/17	—	(6,925)
Wheat	Short	5	110,938	5/12/17	310	—
Zinc	Long	6	423,450	3/13/17	32,070	—
Zinc	Short	6	423,450	3/13/17	—	(3,411)
Zinc	Long	5	353,500	6/19/17	954	—
			6,921,330		116,162	(53,245)
Currency Contracts
AUD/USD	Long	15	1,149,900	3/13/17	31,115	—
CAD/USD	Long	1	75,250	3/14/17	—	(843)
CHF/USD	Short	3	373,500	3/13/17	—	(1,407)
EUR/USD	Short	13	1,722,094	3/13/17	—	(7,578)
GBP/USD	Short	5	387,656	3/13/17	2,255	—
JPY/USD	Short	34	3,789,300	3/13/17	—	(46,887)
MXN/USD	Long	6	149,130	3/13/17	816	—
NZD/USD	Long	3	216,240	3/13/17	5,733	—
U.S. Dollar Index	Long	5	505,645	3/13/17	—	(3,580)
			8,368,715		39,919	(60,295)
Equity Contracts
Amsterdam Index	Long	1	104,944	3/17/17	85	—
CAC 40 10 Euro Index	Long	2	102,931	3/17/17	—	(1,265)
DJIA Mini E-CBOT Index	Long	3	312,105	3/17/17	19,014	—
EURO STOXX 50 Index	Long	3	105,644	3/17/17	4,120	—
EURO STOXX 50 Index	Short	12	422,574	3/17/17	—	(2,092)
FTSE 100 Index	Long	2	180,308	3/17/17	5,949	—
FTSE/JSE Africa Top 40 Index	Short	1	33,633	3/16/17	1,228	—
FTSE/MIB Index	Long	1	100,230	3/17/17	—	(51)
H-Shares Index	Long	4	265,545	3/30/17	—	(3,712)
Hang Seng Index	Long	6	917,518	3/30/17	—	(14,291)
Mini MSCI EAFE Index	Long	2	174,550	3/17/17	2,631	—
Mini MSCI Emerging Market Index	Long	8	372,320	3/17/17	11,858	—
Nasdaq 100 E-Mini Index	Long	2	213,290	3/17/17	16,378	—
Nasdaq 100 E-Mini Index	Short	5	533,225	3/17/17	—	(11,229)
Nikkei 225 Index	Long	6	936,512	3/09/17	3,859	—
OMX Stockholm 30 Index	Long	11	190,074	3/17/17	—	(555)
Russell 2000 Mini Index	Long	1	69,250	3/17/17	1,226	—
Russell 2000 Mini Index	Short	4	277,000	3/17/17	—	(285)
S&P 500 E-Mini Index	Long	2	236,280	3/17/17	7,604	—
S&P 500 E-Mini Index	Short	6	708,840	3/17/17	—	(20,669)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Futures Contracts (continued)
			Number of	Notional	Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value	Date	Appreciation	Depreciation
Equity Contracts (continued)
S&P MidCap 400 E-Mini Index		Long	1	$172,770	3/17/17	$4,633	$—
S&P/TSX 60 Index		Long	2	272,881	3/16/17	5,259	—
SPI 200 Index		Long	3	326,845	3/16/17	9,084	—
TOPIX Index		Long	2	273,087	3/09/17	5,304	—
				7,302,356		98,232	(54,149)
Interest Rate Contracts
90 Day Bank Bill		Short	3	2,289,995	9/07/17	136	—
90 Day Bank Bill		Short	1	763,238	12/07/17	192	—
90 Day Bank Bill		Short	1	763,069	3/08/18	155	—
90 Day Eurodollar		Short	3	740,363	6/19/17	1,332	—
90 Day Eurodollar		Short	4	985,900	9/18/17	2,917	—
90 Day Eurodollar		Short	7	1,722,700	12/18/17	2,559	—
90 Day Eurodollar		Short	3	737,475	3/19/18	1,381	—
90 Day Eurodollar		Short	2	491,100	6/18/18	1,083	—
90 Day Eurodollar		Short	2	490,600	9/17/18	933	—
90 Day Eurodollar		Short	1	245,013	12/17/18	648	—
90 Day Eurodollar		Short	1	244,850	3/18/19	573	—
90 Day Eurodollar		Short	1	244,675	6/17/19	398	—
90 Day Sterling		Long	1	154,144	6/19/19	155	—
90 Day Sterling		Long	1	154,424	3/21/18	15	—
90 Day Sterling		Long	1	154,206	3/20/19	46	—
90 Day Sterling		Long	1	154,331	9/19/18	30	—
10 Yr. Mini Japan Government Bond		Long	3	402,021	3/10/17	1,107	—
Australian 3 Yr. Bond		Short	8	684,816	3/15/17	1,080	—
Australian 10 Yr. Bond		Short	5	491,952	3/15/17	193	—
Canadian 10 Yr. Bond		Long	1	103,411	6/21/17	—	(54)
Canadian 10 Yr. Bond		Short	1	103,411	6/21/17	36	—
Euro-Buxl 30 Yr. Bond		Short	1	183,933	3/08/17	—	(2,427)
Euro-BOBL		Long	1	140,540	6/08/17	—	(43)
Euro-BOBL		Long	20	2,854,661	3/08/17	17,326	—
Euro-BTP Italian Government Bond		Short	7	985,486	3/08/17	—	(8,571)
Euro-Bund		Short	1	175,913	3/08/17	—	(1,713)
Euro-Bund		Long	3	527,740	3/08/17	6,257	—
Euro OAT		Short	3	476,571	3/08/17	—	(6,556)
Euro Schatz		Long	2	238,302	6/08/17	—	(97)
Long Gilt		Long	5	789,366	6/28/17	5,719	—
U.S. Treasury 5 Yr. Note		Short	16	1,883,250	6/30/17	—	(4,882)
U.S. Treasury 10 Yr. Note		Long	1	124,578	6/21/17	68	—
U.S. Treasury 10 Yr. Note		Short	17	2,117,828	6/21/17	—	(489)
U.S. Treasury Long Bond		Short	1	151,656	6/21/17	248	—
				22,771,518		44,587	(24,832)
Total Futures Contracts				$45,363,919		$298,900	$(192,521)
Net unrealized appreciation (depreciation)						$106,379

[a] A portion or all of the contracts are owned by K2 GMOF Holdings Corp., a wholly-owned subsidiary of the Fund. See Note 6.

At February 28, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
					Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	MSCO	Sell	2,103,394	299,778	3/15/17	$—	$(6,690)
Chinese Yuan	MSCS	Buy	924,883	133,828	3/15/17	930	—
Euro	DBAB	Buy	16,739	17,931	3/15/17	—	(183)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Forward Exchange Contracts (continued)
						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	DBAB	Sell	685,694	720,505		3/15/17	$442	$(6,905)
Euro	MSCO	Buy	92,112	99,140		3/15/17	—	(1,483)
Euro	MSCO	Sell	127,585	135,471		3/15/17	589	(382)
Mexican Peso	BOFA	Buy	1,818,018	91,801		3/15/17	—	(1,528)
Mexican Peso	BOFA	Sell	1,818,018	84,226		3/15/17	—	(6,047)
Russian Ruble	DBAB	Buy	10,770,519	173,746		3/15/17	10,114	—
Russian Ruble	DBAB	Sell	10,770,519	178,423		3/15/17	—	(5,437)
Russian Ruble	MSCO	Buy	5,220,075	85,689		3/15/17	3,421	—
Russian Ruble	MSCO	Sell	5,339,771	88,252	EUR	3/15/17	—	(2,902)
Russian Ruble	MSCO	Sell	5,220,075	86,257		3/15/17	—	(2,853)
South African Rand	DBAB	Buy	1,109,430	77,820		3/15/17	6,521	—
South African Rand	DBAB	Sell	1,109,430	79,888		3/15/17	—	(4,453)
South Korean Won	BOFA	Sell	100,702,573	86,604		3/15/17	—	(2,469)
South Korean Won	MSCO	Buy	98,336,794	86,162		3/15/17	817	—
South Korean Won	MSCO	Sell	98,336,794	84,355		3/15/17	—	(2,625)
Turkish Lira	DBAB	Sell	869,387	235,433		3/15/17	3,137	(5,533)
Turkish Lira	MSCO	Buy	680,388	179,352		3/15/17	6,774	—
Turkish Lira	MSCO	Sell	293,095	82,926		3/15/17	2,748	—
Australian Dollar	MSCO	Buy	1,160,000	868,782		3/17/17	20,244	(18)
Australian Dollar	MSCO	Sell	1,160,000	837,254		3/17/17	7	(51,760)
British Pound	MSCO	Buy	371,000	459,072		3/17/17	2,964	(1,460)
British Pound	MSCO	Sell	1,445,000	1,822,481		3/17/17	31,823	(3,223)
Canadian Dollar	MSCO	Buy	1,791,000	1,368,922		3/17/17	163	(20,469)
Canadian Dollar	MSCO	Sell	1,791,000	1,364,562		3/17/17	16,002	(54)
Euro	MSCO	Buy	1,044,000	1,112,493		3/17/17	2,127	(7,667)
Euro	MSCO	Sell	1,498,000	1,598,754		3/17/17	12,691	(2,267)
Japanese Yen	MSCO	Buy	153,254,000	1,340,306		3/17/17	25,183	(270)
Japanese Yen	MSCO	Sell	239,636,000	2,096,102		3/17/17	55	(38,688)
Mexican Peso	MSCO	Buy	3,135,000	149,860		3/17/17	5,980	(223)
Mexican Peso	MSCO	Sell	8,029,000	388,932		3/17/17	—	(9,620)
New Zealand Dollar	MSCO	Buy	1,051,000	751,083		3/17/17	6,219	(677)
New Zealand Dollar	MSCO	Sell	1,051,000	735,500		3/17/17	348	(21,472)
Swiss Franc	MSCO	Buy	348,000	349,587		3/17/17	146	(2,866)
Swiss Franc	MSCO	Sell	1,632,000	1,625,661		3/17/17	1,486	(2,520)
Euro	JPHQ	Sell	195,124	5,218,795	CZK	11/29/17	1,994	(2,431)
Euro	MSCO	Sell	206,132	5,506,602	CZK	12/15/17	1,174	(1,780)
Total Forward Exchange Contracts							$164,099	$(216,955)
Net unrealized appreciation (depreciation)								$(52,856)

* In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment Counterparty/		Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value	Rating [b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Mexico	1.00%	ICE	$191,000	12/20/21	$5,408	$—	$(1,859)	$3,549
Government of South
Africa	1.00%	ICE	275,000	12/20/21	18,824	—	(7,691)	11,133
Government of South
Korea	1.00%	ICE	207,885	12/20/21	(5,982)	765	—	(5,217)
Government of Turkey	1.00%	ICE	405,000	6/20/21	24,334	—	(4,799)	19,535
Government of Turkey	1.00%	ICE	43,000	12/20/21	2,630	14	—	2,644

Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	ICE	393,000	12/20/21	(14,594)	2,717	—	(11,877)	BB+

Total Credit Default Swap Contracts			$1,514,885		$30,620	$3,496	$(14,349)	$19,767
Net unrealized appreciation (depreciation)							$(10,853)

a For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor's (S&P) Rating for single name swaps.
c The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps.

At February 28, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount		Date	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	LCH	71,000	GBP	2/28/67	$—	$(771)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	LCH	85,166	GBP	1/07/47	—	(1,221)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	LCH	78,445	GBP	11/29/46	—	(3,953)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	LCH	38,267	GBP	12/03/46	—	(2,407)
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.46%	LCH	23,691,537	HUF	3/16/22	253	—
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.51%	LCH	51,083,661	HUF	3/16/22	—	—
Total Interest Rate Swap Contracts					$253	$(8,352)
Net unrealized appreciation (depreciation)						$(8,099)

Franklin Alternative Strategies Funds

Consolidated Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)

Franklin K2 Long Short Credit Fund	Country	Shares/Rights		Value
Common Stocks and Other Equity Interests 1.0%
Diversified Telecommunication Services 0.1%
[a]CenturyLink Inc.	United States	2,712		$65,793
Intelsat SA	United States	1,308		6,514
				72,307
Equity Real Estate Investment Trusts (REITs) 0.1%
[a,b]iStar Inc.	United States	5,327		64,137
Independent Power & Renewable Electricity Producers 0.6%
[a]NRG Yield Inc., A	United States	24,014		403,675
[a,c]NRG Yield Inc., C	United States	5,382		93,647
				497,322
Media 0.0%†
[b]Postmedia Network Canada Corp.	Canada	56,068		27,439
Pharmaceuticals 0.0%†
[b]Sanofi, Contingent Value, rts., 12/31/20	France	26,594		11,436
Wireless Telecommunication Services 0.2%
[b]T-Mobile U.S. Inc.	United States	2,146		134,189
Total Common Stocks and Other Equity Interests (Cost $742,639)				806,830
Convertible Preferred Stocks (Cost $130,998) 0.2%
Independent Power & Renewable Electricity Producers 0.2%
[a]Dynegy Inc., cvt. pfd., 7.00%	United States	2,120		129,320
		Principal Amount*
Convertible Bonds 0.9%
Independent Power & Renewable Electricity Producers 0.3%
[a]Pattern Energy Group Inc., senior note, 4.00%, 7/15/20	United States	231,000		234,321
Wireless Telecommunication Services 0.6%
[a,d]Clearwire Communications LLC / Clearwire Finance Inc., senior bond,
144A, 8.25%, 12/01/40	United States	425,000		444,125
Total Convertible Bonds (Cost $673,846)				678,446
Corporate Bonds and Notes 30.5%
Banks 0.6%
[a]Citigroup Inc., sub. bond, 4.45%, 9/29/27	United States	215,000		220,591
[a]JPMorgan Chase & Co., senior bond, 3.782% to 2/01/27, FRN
thereafter, 2/01/28	United States	276,000		280,770
				501,361
Capital Markets 0.0%†
The Goldman Sachs Group Inc., senior bond, 3.85%, 1/26/27	United States	35,000		35,426
Commercial Services & Supplies 1.6%
[d]Harland Clarke Holdings Corp., 144A,
senior note, 9.25%, 3/01/21	United States	483,000		467,302
senior secured note, 8.375%, 8/15/22	United States	257,000		266,156
senior secured note, first lien, 6.875%, 3/01/20	United States	92,000		93,150
RR Donnelley & Sons Co.,
senior bond, 6.50%, 11/15/23	United States	47,000		47,470
[a]senior bond, 6.00%, 4/01/24	United States	181,000		176,023
senior bond, 6.625%, 4/15/29	United States	28,000		25,760
[a]senior note, 7.00%, 2/15/22	United States	201,000		208,286
				1,284,147
Construction & Engineering 0.3%
[d]Engility Corp., senior note, 144A, 8.875%, 9/01/24	United States	224,000		241,640
Construction Materials 0.4%
[d]Standard Industries Inc., senior note, 144A, 5.50%, 2/15/23	United States	313,000		326,303
Containers & Packaging 0.6%
[a]Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds
Group Issuer Luxembourg SA, senior secured note, first lien, 6.875%,
2/15/21	United States	486,102		499,470
Diversified Financial Services 2.9%
[f]Citigroup Global Markets Holdings Inc., senior note, Reg S, zero cpn.,
10/26/17	United States	5,000,000	EGP	281,471

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[a]Everi Payments Inc., senior note, 10.00%, 1/15/22	United States	705,000		$727,472
[d]iPayment Inc., secured note, second lien, 144A, 9.50%, 12/15/19	United States	697,594		734,218
[d]Opal Acquisition Inc., senior note, 144A, 8.875%, 12/15/21	United States	587,000		515,092
				2,258,253
Diversified Telecommunication Services 1.5%
[a]Intelsat Jackson Holdings SA,
senior note, 7.25%, 4/01/19	Luxembourg	772,000		743,050
[d]senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	217,000		261,485
[d]senior secured note, first lien, 144A, 8.00%, 2/15/24	Luxembourg	125,000		135,625
Sprint Capital Corp., senior bond,
6.875%, 11/15/28	United States	3,000		3,218
8.75%, 3/15/32	United States	3,000		3,607
				1,146,985
Energy Equipment & Services 0.8%
[d]McDermott International Inc., second lien, 144A, 8.00%, 5/01/21	United States	178,000		184,675
[d]Targa Resources Partners LP / Targa Resources Partners Finance
Corp., senior bond, 144A, 5.375%, 2/01/27	United States	236,000		248,390
[a,d]Transocean Inc., senior note, 144A, 9.00%, 7/15/23	United States	217,000		235,445
				668,510
Equity Real Estate Investment Trusts (REITs) 0.6%
[a]iStar Inc., senior note, 5.00%, 7/01/19	United States	453,000		462,626
Health Care Providers & Services 1.0%
[a]CHS / Community Health Systems Inc., senior secured note, first lien,
5.125%, 8/15/18	United States	387,000		389,457
[a]HCA Inc., senior secured bond, first lien, 5.25%, 4/15/25	United States	153,000		163,710
Kindred Healthcare Inc., senior note, 8.75%, 1/15/23	United States	274,000		267,150
				820,317
Hotels, Restaurants & Leisure 2.3%
[d]Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., senior secured
note, second lien, 144A, 10.25%, 11/15/22	United States	93,000		100,208
[d]Jacobs Entertainment Inc., second lien, 144A, 7.875%, 2/01/24	United States	137,000		141,110
[d]Mohegan Tribal Gaming Authority, senior note, 144A, 7.875%, 10/15/24	United States	54,000		55,557
[d]Pizzaexpress Financing 2 PLC, senior secured note, first lien, 144A,
6.625%, 8/01/21	United Kingdom	543,000	GBP	696,605
[a,d]Scientific Games International Inc., senior secured note, first lien, 144A,
7.00%, 1/01/22	United States	493,000		525,661
[d]Viking Cruises Ltd., 144A,
senior bond, 6.25%, 5/15/25	United States	141,000		136,417
senior note, 8.50%, 10/15/22	United States	136,000		142,630
				1,798,188
Independent Power & Renewable Electricity Producers 0.5%
[a,d]Atlantica Yield PLC, senior note, 144A, 7.00%, 11/15/19	Spain	255,000		266,475
[d]TerraForm Power Operating LLC, senior note, 144A,
[a]6.375%, 2/01/23	United States	114,000		118,560
6.625%, 6/15/25	United States	16,000		16,880
				401,915
Machinery 0.9%
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	670,000		680,050
Media 6.6%
[d]American Media Inc., 144A,
secured note, second lien, 5.50%, 9/01/21	United States	255,232		265,760
sub. note, zero cpn., 3/01/22	United States	2,463,010		1,902,675
[a,d]Cox Communications Inc., senior bond, 144A, 3.35%, 9/15/26	United States	93,000		90,150
[a,d]CSC Holdings LLC, senior note, 144A, 10.125%, 1/15/23	United States	291,000		337,560
[d]Lee Enterprises Inc., senior secured note, first lien, 144A, 9.50%,
3/15/22	United States	405,000		428,287
The McClatchy Co.,
senior bond, 7.15%, 11/01/27	United States	95,000		87,400

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Media (continued)
The McClatchy Co.,
senior bond, 6.875%, 3/15/29	United States	394,000		$340,318
senior secured note, first lien, 9.00%, 12/15/22	United States	159,000		168,143
[a,d,g]Postmedia Network Inc., secured note, second lien, 144A, PIK, 10.25%,
7/15/23	Canada	457,005		538,695
[a,d]Time Inc., senior note, 144A, 5.75%, 4/15/22	United States	666,000		690,142
[a,d]Univision Communications Inc., senior secured note, first lien, 144A,
5.125%, 2/15/25	United States	346,000		342,540
				5,191,670
Metals & Mining 2.0%
AK Steel Corp.,
[a]senior bond, 7.625%, 5/15/20	United States	595,000		608,715
senior bond, 8.375%, 4/01/22	United States	236,000		246,325
senior note, 7.625%, 10/01/21	United States	487,000		507,697
CSN Islands XI Corp., senior note, 6.875%, 9/21/19	Brazil	49,000		44,223
[e,k]CSN Islands XII Corp., senior bond, Reg S, 7.00% to 3/23/17, FRN
thereafter, Perpetual	Brazil	42,000		31,298
CSN Resources SA, senior note, 6.50%, 7/21/20	Brazil	138,000		121,958
				1,560,216
Oil, Gas & Consumable Fuels 3.6%
[a,d]Calfrac Holdings LP, senior bond, 144A, 7.50%, 12/01/20	Canada	178,000		165,095
[d]California Resources Corp., secured note, second lien, 144A, 8.00%,
12/15/22	United States	1,230,000		1,050,113
[g]Comstock Resources Inc., senior secured note, first lien, PIK, 10.00%
(all cash), 3/15/20	United States	423,000		439,920
[a,d]Permian Resources LLC, senior secured note, first lien, 144A, 13.00%,
11/30/20	United States	21,000		24,780
Petrobras Global Finance BV, senior note,
8.375%, 5/23/21	Brazil	142,000		158,855
6.125%, 1/17/22	Brazil	157,000		161,710
[f]Petroleos de Venezuela SA, senior bond, Reg S, 6.00%, 11/15/26	Venezuela	38,741		14,756
Petroleos Mexicanos, senior note,
6.375%, 2/04/21	Mexico	108,000		117,558
6.875%, 8/04/26	Mexico	59,000		64,735
[e,f]FRN, Reg S, 4.607%, 3/11/22	Mexico	66,000		69,610
[f]Reg S, 5.375%, 3/13/22	Mexico	75,000		78,563
[f]Reg S, 1.875%, 4/21/22	Mexico	200,000	EUR	205,700
[f]Reg S, 3.75%, 2/21/24	Mexico	100,000	EUR	107,780
[a,d]Seven Generations Energy Ltd., senior note, 144A, 8.25%, 5/15/20	Canada	143,000		151,223
				2,810,398
Paper & Forest Products 1.3%
[a]Resolute Forest Products Inc., senior note, 5.875%, 5/15/23	United States	1,180,000		1,013,325
Pharmaceuticals 0.4%
[a,d]Jaguar Holding Co. II / Pharmaceutical Product Development LLC,
senior note, 144A, 6.375%, 8/01/23	United States	226,000		243,798
Johnson & Johnson, senior bond,
2.95%, 3/03/27	United States	17,000		16,982
3.625%, 3/03/37	United States	17,000		16,957
3.75%, 3/03/47	United States	17,000		16,960
				294,697
Road & Rail 0.5%
[a,d]Florida East Coast Holdings Corp., senior secured note, first lien, 144A,
6.75%, 5/01/19	United States	422,000		435,188
Semiconductors & Semiconductor Equipment 0.3%
[a,d]Broadcom Corp. / Broadcom Cayman Finance Ltd., senior note, 144A,
3.875%, 1/15/27	United States	246,000		248,217
Software 1.3%
[a]Microsoft Corp., senior bond,
4.10%, 2/06/37	United States	174,000		180,760
4.50%, 2/06/57	United States	89,000		92,701

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Corporate Bonds and Notes (continued)
Software (continued)
[a,d]Open Text Corp., senior bond, 144A, 5.875%, 6/01/26	Canada	699,000		$735,697
				1,009,158
Specialty Retail 0.2%
[d]Guitar Center Inc., senior secured note, first lien, 144A, 6.50%, 4/15/19	United States	156,000		140,010
Technology Hardware, Storage & Peripherals 0.1%
Apple Inc., senior bond, 4.25%, 2/09/47	United States	88,000		90,456
Wireless Telecommunication Services 0.2%
[a,d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	163,000		144,866
Total Corporate Bonds and Notes (Cost $21,936,011)				24,063,392
Foreign Government and Agency Securities 4.3%
Government of Argentina,
7.82%, 12/31/33	Argentina	250,451	EUR	273,768
2.26% to 3/31/19, 3.38% to 3/31/29, 4.74% thereafter, 12/31/38	Argentina	328,282	EUR	210,691
senior bond, 7.82%, 12/31/33	Argentina	213,296	EUR	234,666
senior note, 8.75%, 6/02/17	Argentina	300,000		306,300
[f]senior note, Reg S, 3.875%, 1/15/22	Argentina	200,000	EUR	209,200
[f]senior note, Reg S, 5.625%, 1/26/22	Argentina	93,000		94,046
[f]Government of Ecuador, senior note, Reg S, 10.75%, 3/28/22	Ecuador	200,000		223,750
[f]Government of Egypt, senior note, Reg S, 6.125%, 1/31/22	Egypt	200,000		208,036
[f]Government of Hellenic Republic, senior bond, Reg S, 3.00% to
2/24/20, 3.65% to 2/24/21, 4.30% thereafter, 2/24/42	Greece	341,560	EUR	250,055
[f]Government of Iraq, senior bond, Reg S, 5.80%, 1/15/28	Iraq	250,000		221,861
[f]Government of Paraguay, senior note, Reg S, 4.625%, 1/25/23	Paraguay	200,000		207,000
[f]Government of Russia, Reg S, 4.75%, 5/27/26	Russia	200,000		209,700
Government of South Africa, R186, 10.50%, 12/21/26	South Africa	2,027,000	ZAR	171,756
[f]Government of Ukraine, Reg S,
7.75%, 9/01/19	Ukraine	149,000		149,989
7.75%, 9/01/27	Ukraine	100,000		92,885
[f]Provincia de Buenos Aires, senior bond, Reg S, 7.875%, 6/15/27	Argentina	150,000		150,750
[f]RZD Capital PLC, senior note, (Russian Railways), loan participation,
Reg S, 4.375%, 3/01/24	Russia	200,000		200,367
Total Foreign Government and Agency Securities (Cost $3,270,518)				3,414,820
Asset-Backed Securities and Commercial Mortgage-Backed Securities 32.2%
Banks 6.7%
[e]Wachovia Bank Commercial Mortgage 2007-C30 Trust, AJ, FRN,
5.413%, 12/15/43	United States	1,750,000		1,766,873
[e]Wachovia Bank Commercial Mortgage 2007-C31 Trust, AJ, FRN,
5.66%, 4/15/47	United States	2,715,000		2,738,206
[d]Wachovia Bank Commercial Mortgage 2007-C32 Trust, AMFX, 144A,
5.703%, 6/15/49	United States	738,000		741,130
				5,246,209
Consumer Finance 1.1%
[e]Impac CMB 2004-9 Trust, 1A2, FRN, 1.658%, 1/25/35	United States	976,942		843,587
Diversified Financial Services 18.5%
[e]American Home Mortgage Assets 2005-1 Trust, 1A1, FRN, 3.417%,
11/25/35	United States	305,479		265,130
[e]American Home Mortgage Assets 2006-4 Trust, 1A11, FRN, 0.968%,
10/25/46	United States	601,274		402,438
[d]Avant Loans Funding 2016-B Trust, A, 144A, 3.92%, 8/15/19	United States	364,997		366,566
[e]Banc of America Mortgage 2005-L Trust, 3A1, FRN, 3.395%, 1/25/36	United States	581,267		545,831
[d,e]BCAP LLC 2010-RR1 Trust, 1A4, 144A, FRN, 3.473%, 3/26/37	United States	709,319		588,764
[d,e]BCAP LLC 2013-RR1 Trust, 3A4, 144A, FRN, 7.891%, 10/26/37	United States	778,828		679,263
[e]Bear Stearns ARM 2006-2 Trust, 4A1, FRN, 3.245%, 7/25/36	United States	110,825		98,229
[e]Bear Stearns ARM 2007-4 Trust, 22A1, FRN, 4.632%, 6/25/47	United States	151,987		140,561
COMM 2006-C8 Mortgage Trust, AJ, 5.377%, 12/10/46	United States	572,509		572,204
[e]Countrywide Alternative Loan 2005-IM1 Trust, A1, FRN, 1.078%,
1/25/36	United States	281,885		249,571

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

	Franklin K2 Long Short Credit Fund	Country	Principal Amount*	Value
	Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
	Diversified Financial Services (continued)
	[e]Countrywide Alternative Loan 2006-29T1 Trust, 1A4, FRN, 1.178%,
	10/25/36	United States	553,773	$347,654
	Credit Suisse First Boston Mortgage Securities Corp.,
	1A2, 7.50%, 3/25/32	United States	624,884	671,703
	7A1, 7.00%, 9/25/35	United States	1,223,556	915,708
	CSMC Mortgage-Backed 2006-4 Trust, 9A1, 6.50%, 5/25/36	United States	1,007,879	662,176
	[d,e]Dryden 36 Senior Loan Fund, 144A, FRN, 4.637%, 1/15/28	Cayman Islands	500,000	503,904
	[e]DSLA Mortgage Loan 2006-AR1 Trust, 2A1A, FRN, 1.536%, 4/19/47	United States	1,035,904	960,798
	[e]GMACM Mortgage Loan 2006-AR1 Trust, 1A1, FRN, 3.758%, 4/19/36	United States	432,652	390,614
	[e]GSAA Home Equity 2006-18 Trust, AF2A, FRN, 5.629%, 11/25/36	United States	240,337	133,024
	[e]Home Equity Mortgage Loan Asset-Backed 2001-A Trust, AV, FRN,
	1.298%, 3/25/31	United States	107,794	97,054
	JP Morgan Chase Commercial Mortgage Securities 2006-LDP9 Trust,
	AM, 5.372%, 5/15/47	United States	333,757	333,727
	[e]JP Morgan Mortgage 2006-A5 Trust, 6A1, FRN, 2.741%, 8/25/36	United States	619,862	509,288
	[e]JP Morgan Mortgage 2007-A2 Trust, 2A1, FRN, 3.287%, 4/25/37	United States	426,347	382,862
	[d,e]Katonah Ltd. 2007-B1L Trust, 144A, FRN, 4.041%, 4/23/22	Cayman Islands	1,000,000	1,000,710
	[e]MASTR Seasoned Securitization 2004-1 Trust, 4A1, FRN, 3.133%,
	10/25/32	United States	87,443	88,070
	[e]National Collegiate Student Loan 2007-4 Trust, A3A2, FRN, 4.278%,
	3/25/38	United States	1,000,000	894,722
	[e]RAAC 2005-SP3 Trust, FRN, 3.278%, 12/25/35	United States	800,000	787,552
	[d]SpringCastle America Funding LLC, B, 144A, 4.10%, 10/25/33	United States	500,000	487,500
	[d,e]Voya CLO 2016-3 Ltd., C, 144A, FRN, 4.673%, 10/18/27	Cayman Islands	400,000	395,891
	[e]WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, 2A1A,
	FRN, 1.374%, 4/25/47	United States	91,675	83,153
	[d,e]Willis Engine Securitization 2012-A, A, Trust II, 144A, FRN, 5.50%,
	9/15/37	United States	1,062,176	1,054,210
				14,608,877
	Mortgage Real Estate Investment Trusts (REITs) 2.1%
	[e]Citigroup Mortgage Loan 2006-AR7 Trust, 2A4A, FRN, 3.059%,
	11/25/36	United States	667,992	538,677
	[d,e]Citigroup Mortgage Loan 2008-RR1 Trust, A1A1, 144A, FRN, 0.848%,
	1/25/37	United States	1,025,844	774,376
	[d]Citigroup Mortgage Loan 2009-8 Trust, 2A2, 144A, 6.10%, 4/25/37	United States	437,178	328,093
				1,641,146
	Thrifts & Mortgage Finance 3.8%
	[e]IndyMac INDX Mortgage Loan 2004-AR14 Trust, 2A1A, FRN, 1.498%,
	1/25/35	United States	878,241	669,293
	[e]IndyMac INDX Mortgage Loan 2005-AR13 Trust, 4A1, FRN, 3.011%,
	8/25/35	United States	508,126	445,309
	[e]IndyMac INDX Mortgage Loan 2005-AR16IP Trust, A1, FRN, 1.418%,
	7/25/45	United States	388,759	330,273
	[e]IndyMac INDX Mortgage Loan 2006-AR29 Trust, A2, FRN, 0.858%,
	11/25/36	United States	265,261	221,501
	[e]IndyMac INDX Mortgage Loan 2007-AR15 Trust, 2A1, FRN, 3.951%,
	8/25/37	United States	501,196	401,064
[e]LB	-UBS Commercial Mortgage 2007-C2 Trust, AM, FRN, 5.493%,
	2/15/40	United States	665,839	667,906
	[e]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B,
	FRN, 0.858%, 5/25/36	United States	484,782	270,276
				3,005,622
	Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $24,980,709)			25,345,441
			Number of Contracts
	Options Purchased 0.1%
	Calls – Exchange-Traded
	Health Care Providers & Services 0.0%†
	Brookdale Senior Living Inc., April Strike Price $17.00, Expires 4/21/17	United States	45	1,350
	Internet Software & Services 0.0%†
	Endurance International Group Holdings Inc., May Strike Price $10.00,
	Expires 5/19/17	United States	43	1,290

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Number of Contracts			Value
Options Purchased (continued)
Calls – Exchange-Traded (continued)
Media 0.0%†
Gray Television Inc., August Strike Price $12.50, Expires 8/18/17	United States		36		$9,252
Sinclair Broadcast Group Inc., March Strike Price $35.00, Expires
3/17/17	United States		35		17,675
The Walt Disney Co., April Strike Price $115.00, Expires 4/21/17	United States		18		1,116
					28,043
Metals & Mining 0.0%†
Nucor Corp., April Strike Price $70.00, Expires 4/21/17	United States		70		3,640
Nucor Corp., July Strike Price $75.00, Expires 7/21/17	United States		70		6,510
					10,150
Pharmaceuticals 0.0%†
Endo International PLC, April Strike Price $15.00, Expires 4/21/17	United States		45		3,375
Puts – Exchange-Traded
Automobiles 0.0%†
Tesla Inc., January Strike Price $175.00, Expires 1/19/18	United States		6		6,150
Diversified Financial Services 0.1%
S&P 500 Index, March Strike Price $2,175.00, Expires 3/17/17	United States		15		2,250
S&P 500 Index, March Strike Price $2,225.00, Expires 3/31/17	United States		9		4,410
S&P 500 Index, March Strike Price $2,250.00, Expires 3/31/17	United States		32		20,640
					27,300
Energy Equipment & Services 0.0%†
RPC Inc., March Strike Price $20.00, Expires 3/17/17	United States		33		2,145
Exchange Traded Funds 0.0%†
iShares iBoxx High Yield Corporate Bond ETF, April Strike Price $86.00,
Expires 4/21/17	United States		43		1,763
iShares Russell 2000 ETF, March Strike Price $135.00, Expires 3/17/17	United States		35		4,200
SPDR S&P 500 ETF Trust, April Strike Price $217.00, Expires 4/21/17	United States		70		4,760
SPDR S&P 500 ETF Trust, March Strike Price $235.00, Expires 3/03/17	United States		67		3,350
					14,073
Health Care Providers & Services 0.0%†
Express Scripts Holding Co., May Strike Price $60.00, Expires 5/19/17	United States		36		2,286
Metals & Mining 0.0%†
Cia Siderurgica Nacional SA, ADR, March Strike Price $3.00, Expires
3/17/17	Brazil		29		290
Multiline Retail 0.0%†
Sears Holdings Corp., January Strike Price $10.00, Expires 1/19/18	United States		28		14,364
Pharmaceuticals 0.0%†
Mallinckrodt PLC, April Strike Price $40.00, Expires 4/21/17	United States		15		600
Specialty Retail 0.0%†
Best Buy Co. Inc., March Strike Price $40.00, Expires 3/17/17	United States		17		1,343
Wireless Telecommunication Services 0.0%†
Sprint Corp., June Strike Price $8.00, Expires 6/16/17	United States		3		144
			Notional
		Counterparty	Amount*
Puts – Over-the-Counter
Currency Options 0.0%†
SAR/USD, January Strike Price 3.78 SAR, Expires 1/23/18	Saudi Arabia	GSCO	2,390,525	SAR	3,404
Total Options Purchased (Cost $144,621)					116,307
		Principal Amount*
U.S. Government and Agency Securities 2.2%
U.S. Treasury Bond, 2.875%, 11/15/46	United States		140,000		137,411
U.S. Treasury Note,
1.875%, 1/31/22	United States		487,000		486,372
1.625%, 10/31/23	United States		160,000		154,759
2.25%, 2/15/27	United States		992,000		982,448
Total U.S. Government and Agency Securities (Cost $1,754,986)					1,760,990
Total Investments before Short Term Investments (Cost $53,634,328)					56,315,546

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Shares		Value
Short Term Investments 27.4%
Money Market Funds (Cost $17,941,749) 22.8%
[h]Fidelity Investments Money Market Funds, 0.444%	United States	17,941,749		$17,941,749
		Principal Amount*
Repurchase Agreements (Cost $3,597,894) 4.6%
[i]Joint Repurchase Agreement, 0.504%, 3/01/17
(Maturity Value $3,597,945)	United States	3,597,894		3,597,894
BNP Paribas Securities Corp. (Maturity Value $1,310,192)
Deutsche Bank Securities Inc. (Maturity Value $256,965)
HSBC Securities (USA) Inc. (Maturity Value $1,310,192)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $720,596)
Collateralized by U.S. Government Agency Securities, 0.00% - 1.50%, 3/01/17 -
1/17/20; [j]U.S. Treasury Bill, 9/14/17; and U.S. Treasury Note, 0.625% -
3.50%, 6/30/17 - 5/15/20 (valued at $3,671,126)
Total Investments (Cost $75,173,971) 98.8%				77,855,189
Options Written (0.0) %†				(32,432)
Securities Sold Short (14.7) %				(11,574,973)
Other Assets, less Liabilities 15.9%				12,582,914
Net Assets 100.0%				$78,830,698
		Number of Contracts
Options Written (0.0)%†
Calls – Exchange-Traded
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Yield Inc., C, March Strike Price $17.50, Expires 3/17/17	United States	49		(3,675)
NRG Yield Inc., C, May Strike Price $17.50, Expires 5/19/17	United States	105		(9,975)
				(13,650)
Media (0.0)%†
Sinclair Broadcast Group Inc., March Strike Price $37.00, Expires
3/17/17	United States	18		(6,030)
Sinclair Broadcast Group Inc., March Strike Price $38.00, Expires
3/17/17	United States	17		(3,757)
				(9,787)
Puts – Exchange-Traded
Independent Power & Renewable Electricity Producers (0.0)%†
NRG Yield Inc., C, May Strike Price $17.50, Expires 5/19/17	United States	14		(1,120)
TerraForm Power Inc., June Strike Price $13.00, Expires 6/16/17	United States	42		(7,875)
				(8,995)
Total Options Written
(Premiums Received $20,241)				(32,432)
		Shares
Securities Sold Short (14.7)%
Common Stocks (0.4)%
Equity Real Estate Investment Trusts (REITs) (0.1)%
Seritage Growth Properties	United States	3,577		(166,259)
Food & Staples Retailing (0.1)%
Tesco PLC	United Kingdom	17,684		(41,341)
Internet Software & Services (0.1)%
CoStar Group Inc.	United States	213		(43,278)
IT Services (0.1)%
International Business Machines Corp.	United States	454		(81,638)
Total Common Stocks (Proceeds $319,574)				(332,516)
		Principal Amount*
Corporate Bonds and Notes (14.2)%
Air Freight & Logistics (0.2)%
[f]Autostrade per l'Italia SpA, senior bond, Reg S, 1.75%, 2/01/27	Italy	169,000	EUR	(179,539)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Airlines (0.1)%
[e,f,k]Air France-KLM, junior sub., FRN, Reg S, 6.25%	France	100,000	EUR	$(110,474)
Auto Components (0.4)%
American Axle & Manufacturing Inc., senior bond, 6.625%, 10/15/22	United States	305,000		(317,200)
Automobiles (0.3)%
Ford Motor Co., senior bond, 4.346%, 12/08/26	United States	210,000		(215,898)
Banks (0.1)%
[e,k]BBVA International Preferred SAU, junior sub. bond, FRN, 5.919%,
Perpetual	Spain	87,000		(87,109)
Chemicals (2.5)%
[d]CVR Partners LP / CVR Nitrogen Finance Corp., senior note, 144A,
9.25%, 6/15/23	United States	436,000		(468,155)
[f]K+S AG, senior note, Reg S,
4.125%, 12/06/21	Germany	121,000	EUR	(145,523)
3.00%, 6/20/22	Germany	294,000	EUR	(334,591)
Mosaic Co., senior bond, 4.25%, 11/15/23	United States	500,000		(520,522)
Potash Corp. of Saskatchewan Inc., senior bond, 3.00%, 4/01/25	Canada	500,000		(477,920)
				(1,946,711)
Commercial Services & Supplies (0.2)%
Quad/Graphics Inc., senior note, 7.00%, 5/01/22	United States	178,000		(178,445)
Construction & Engineering (0.0)%†
[f]Astaldi SpA, senior note, Reg S, 7.125%, 12/01/20	Italy	26,000	EUR	(28,860)
Diversified Financial Services (0.1)%
[f]Banca Popolare di Vicenza, senior note, Reg S, 5.00%, 10/25/18	Italy	51,000	EUR	(48,854)
Diversified Telecommunication Services (0.7)%
[f]Telefonica Emisiones SAU, senior bond, Reg S, 3.987%, 1/23/23	Spain	200,000	EUR	(249,192)
Windstream Services LLC,
senior bond, 7.75%, 10/01/21	United States	171,000		(177,305)
senior note, 7.75%, 10/15/20	United States	92,000		(94,797)
				(521,294)
Electric Utilities (0.5)%
[f]Enel Finance International NV, senior bond, Reg S, 1.375%, 6/01/26	Italy	251,000	EUR	(262,523)
Talen Energy Supply LLC, senior note, 6.50%, 6/01/25	United States	174,000		(143,550)
				(406,073)
Energy Equipment & Services (0.3)%
Transocean Inc., senior bond,
8.125%, 12/15/21	United States	27,000		(28,501)
5.55%, 10/15/22	United States	216,000		(201,825)
				(230,326)
Equity Real Estate Investment Trusts (REITs) (0.0)%†
[d]Rayonier AM Products Inc., senior bond, 144A, 5.50%, 6/01/24	United States	35,000		(33,600)
Food & Staples Retailing (0.8)%
[e,f]Iglo Foods BondCo PLC, senior secured note, first lien, FRN, Reg S,
4.184%, 6/15/20	United Kingdom	71,000	EUR	(76,503)
[f]Rallye SA, senior note, Reg S, 4.00%, 4/02/21	France	200,000	EUR	(214,783)
SUPERVALU Inc., senior note, 6.75%, 6/01/21	United States	70,000		(70,175)
Tesco PLC, senior bond, 6.125%, 2/24/22	United Kingdom	194,000	GBP	(278,862)
				(640,323)
Food Products (0.4)%
[f]Boparan Finance PLC, senior secured note, first lien, Reg S, 5.50%,
7/15/21	United Kingdom	269,000	GBP	(332,436)
Health Care Providers & Services (0.9)%
Centene Corp., senior note, 4.75%, 1/15/25	United States	115,000		(118,594)
LifePoint Health Inc., senior note, 5.50%, 12/01/21	United States	92,000		(95,795)
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior
note, 144A, 4.875%, 4/15/20	United States	202,000		(203,515)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*		Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Health Care Providers & Services (continued)
[d]Mallinckrodt International Finance SA / Mallinckrodt CB LLC, senior
note, 144A, 5.75%, 8/01/22	United States	267,000		$(262,995)
				(680,899)
Household Durables (0.1)%
[d]Brookfield Residential Properties Inc., senior note, 144A, 6.50%,
12/15/20	Canada	94,000		(97,234)
Independent Power & Renewable Electricity Producers (0.8)%
AES Corp., senior note, 6.00%, 5/15/26	United States	56,000		(57,960)
Dynegy Inc., senior note,
7.625%, 11/01/24	United States	174,000		(166,170)
[d]144A, 8.00%, 1/15/25	United States	430,000		(410,650)
				(634,780)
Machinery (0.8)%
[f]Galapagos Holding SA, senior secured note, first lien, Reg S, 7.00%,
6/15/22	Luxembourg	196,000	EUR	(184,215)
John Deere Capital Corp., senior note, 2.80%, 3/06/23	United States	179,000		(179,769)
[f]Paternoster Holding III GmbH, senior secured note, first lien, Reg S,
8.50%, 2/15/23	Germany	70,000	EUR	(74,373)
[f]Selecta Group BV, senior secured note, first lien, Reg S, 6.50%, 6/15/20	Switzerland	212,000	EUR	(220,772)
				(659,129)
Media (0.5)%
[d]Altice Financing SA, senior secured note, first lien, 144A, 6.50%,
1/15/22	Luxembourg	47,000		(49,291)
[f]Altice Luxembourg SA, senior note, Reg S, 7.25%, 5/15/22	Luxembourg	209,000	EUR	(235,414)
[d]Cox Communications Inc., senior bond, 144A, 3.85%, 2/01/25	United States	93,000		(92,569)
				(377,274)
Metals & Mining (0.6)%
AK Steel Corp., senior bond, 7.625%, 5/15/20	United States	93,000		(95,143)
ArcelorMittal, senior bond, 7.00%, 2/25/22	France	162,000		(185,085)
Freeport-McMoRan Inc., senior note, 3.55%, 3/01/22	United States	182,000		(169,697)
				(449,925)
Multiline Retail (0.7)%
Dollar Tree Inc., senior note, 5.75%, 3/01/23	United States	142,000		(150,875)
Kohl's Corp., senior bond, 4.25%, 7/17/25	United States	66,000		(64,041)
Nordstrom Inc., senior bond, 5.00%, 1/15/44	United States	28,000		(27,228)
Target Corp., senior bond, 3.625%, 4/15/46	United States	322,000		(294,940)
				(537,084)
Pharmaceuticals (0.7)%
Teva Pharmaceutical Finance Netherlands III BV, senior bond, 3.15%,
10/01/26	Israel	204,000		(189,194)
[d]Valeant Pharmaceuticals International Inc., senior bond, 144A, 6.125%,
4/15/25	United States	435,000		(350,719)
				(539,913)
Road & Rail (0.2)%
[d]Hertz Corp., senior note, 144A, 5.50%, 10/15/24	United States	149,000		(135,217)
Semiconductors & Semiconductor Equipment (0.3)%
QUALCOMM Inc., senior bond, 3.45%, 5/20/25	United States	206,000		(208,786)
Software (0.2)%
Oracle Corp., senior bond, 4.00%, 7/15/46	United States	184,000		(180,112)
Specialty Retail (0.2)%
[d]PetSmart Inc., senior note, 144A, 7.125%, 3/15/23	United States	177,000		(174,124)
Technology Hardware, Storage & Peripherals (0.5)%
[d]Diamond 1 Finance Corp. / Diamond 2 Finance Corp., senior note,
144A, 7.125%, 6/15/24	United States	184,000		(203,406)
Western Digital Corp., senior note, 10.50%, 4/01/24	United States	131,000		(153,434)

(356,840)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin K2 Long Short Credit Fund	Country	Principal Amount*	Value
Securities Sold Short (continued)
Corporate Bonds and Notes (continued)
Trading Companies & Distributors (0.8)%
GATX Corp., senior bond, 4.85%, 6/01/21	United States	576,000	$(622,076)
Wireless Telecommunication Services (0.3)%
T-Mobile U.S. Inc., senior bond, 6.50%, 1/15/26	United States	243,000	(267,604)
Total Corporate Bonds and Notes (Proceeds $11,018,369)			(11,198,139)
U.S. Government and Agency Securities (0.1)%
U.S. Treasury Bond,
2.25%, 2/15/27	United States	17,000	(16,836)
2.875%, 11/15/46	United States	28,000	(27,482)
Total U.S. Government and Agency Securities (Proceeds $44,185)			(44,318)
Total Securities Sold Short (Proceeds $11,382,128)			$(11,574,973)

†Rounds to less than 0.1% of net assets.
*The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security has been segregated as collateral for securities sold short, open swap, forward, futures and written option contracts. At
February 28, 2017, the aggregate value of these securities and/or cash pledged amounted to $22,471,894, representing 28.5% of net assets.
bNon-income producing.
cA portion or all of the security is held in connection with written option contracts open at period end.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At February 28, 2017, the net value of these securities was $18,727,437, representing 23.8% of net assets.
eThe coupon rate shown represents the rate at period end.
fSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of
Trustees. At February 28, 2017, the net value of these securities was $277,467, representing 0.4% of net assets.
gIncome may be received in additional securities and/or cash.
hThe rate shown is the annualized seven-day yield at period end.
iInvestment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At
February 28, 2017, all repurchase agreements had been entered into on that date.
jThe security was issued on a discount basis with no stated coupon rate.
kPerpetual security with no stated maturity date.

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
			Number of	Notional		Expiration	Unrealized	Unrealized
Description		Type	Contracts	Value		Date	Appreciation	Depreciation
Equity Contracts
S&P 500 E-Mini Index		Short	4	$472,560		3/17/17	$—	$(19,328)
Interest Rate Contracts
90 Day Eurodollar		Short	7	1,722,700		12/18/17	1,225	—
Euro-Buxl 30 Yr. Bond		Short	2	367,866		3/08/17	—	(9,177)
Euro-BOBL		Short	2	285,466		3/08/17	—	(5,042)
Euro OAT		Short	3	476,571		3/08/17	—	(7,383)
U.S. Treasury 10 Yr. Note		Short	4	498,313		6/21/17	1,367	—
U.S. Treasury Long Bond		Short	1	151,656		6/21/17	248	—
				3,502,572			2,840	(21,602)
Total Futures Contracts				$3,975,132			$2,840	$(40,930)
Net unrealized appreciation (depreciation)								$(38,090)

At February 28, 2017, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
						Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Contract Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Chinese Yuan	MSCO	Buy	3,387,276	490,128		3/15/17	$3,404	$—
Chinese Yuan	MSCO	Sell	5,321,200	758,384		3/15/17	—	(16,925)
Euro	DBAB	Buy	2,725	2,928		3/15/17	—	(39)
Euro	DBAB	Sell	1,237,372	1,300,213		3/15/17	753	(12,393)
Euro	MSCO	Buy	110,743	117,972		3/15/17	—	(564)
Euro	MSCO	Sell	303,674	322,655		3/15/17	1,354	(652)
Mexican Peso	BOFA	Buy	3,009,609	151,970		3/15/17	—	(2,529)
Mexican Peso	BOFA	Sell	3,009,609	139,431		3/15/17	—	(10,010)
Russian Ruble	DBAB	Buy	16,998,075	274,207		3/15/17	15,962	—
Russian Ruble	DBAB	Sell	16,998,075	281,588		3/15/17	—	(8,580)
Russian Ruble	MSCO	Buy	8,644,552	141,902		3/15/17	5,666	—
Russian Ruble	MSCO	Sell	9,098,615	139,474	EUR	3/15/17	—	(7,449)
Russian Ruble	MSCO	Sell	8,644,552	142,844		3/15/17	—	(4,725)
South African Rand	DBAB	Buy	1,589,915	111,524		3/15/17	9,346	—
South African Rand	DBAB	Sell	1,589,915	114,487		3/15/17	—	(6,382)
South Korean Won	BOFA	Sell	166,735,496	143,391		3/15/17	—	(4,087)
South Korean Won	MSCO	Buy	162,818,425	142,661		3/15/17	1,353	—
South Korean Won	MSCO	Sell	162,818,425	139,668		3/15/17	—	(4,346)
Turkish Lira	DBAB	Sell	1,409,372	381,336		3/15/17	4,951	(9,160)
Turkish Lira	MSCO	Buy	1,074,401	283,135		3/15/17	10,775	—
Turkish Lira	MSCO	Sell	463,244	131,067		3/15/17	4,343	—
British Pound	JPHQ	Sell	950,000	1,197,380		3/31/17	17,554	—
Euro	JPHQ	Sell	279,762	7,482,512	CZK	11/29/17	2,859	(3,486)
Euro	MSCO	Sell	325,434	8,693,639	CZK	12/15/17	1,854	(2,811)
Total Forward Exchange Contracts							$80,174	$(94,138)
Net unrealized appreciation (depreciation)								$(13,964)

* In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
						Unamortized
	Periodic					Upfront
	Payment Counterparty/ Notional				Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange Amount[a]			Date	(Receipts) Appreciation		Depreciation	Value	Rating [b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection
Single Name
Government of Mexico	1.00%	ICE	301,000		12/20/21	$8,523	$—	$(2,930)	$5,593
Government of South
Africa	1.00%	ICE	394,000		12/20/21	26,965	—	(11,015)	15,950
Government of South
Korea	1.00%	ICE	355,184		12/20/21	(10,020)	1,109	—	(8,911)
Government of Turkey	1.00%	ICE	503,000		12/20/20	41,382	—	(24,026)	17,356
Government of Turkey	1.00%	ICE	159,000		6/20/21	10,950	—	(3,281)	7,669
Government of Turkey	1.00%	ICE	98,000		12/20/21	5,993	32	—	6,025
Traded Index
CDX.NA.HY.25	5.00%	ICE	1,445,400		12/20/20	14,454	—	(129,183)	(114,729)
Contracts to Sell Protection[c]
Single Name
Government of Russia	1.00%	ICE	457,000		6/20/21	(33,432)	23,986	—	(9,446)	BB+
Government of Russia	1.00%	ICE	189,000		12/20/21	(7,019)	1,306	—	(5,713)	BB+
Total Centrally Cleared Swap Contracts						$57,796	$26,433	$(170,435)	$(86,206)
OTC Swap Contracts
Contracts to Buy Protection
Single Name
American Axle &
Manufacturing Inc.	5.00%	JPHQ	226,000		12/20/21	(22,444)	—	(573)	(23,017)
Catepillar Financial
Services Corp.	1.00%	JPHQ	618,000		6/20/21	2,255	—	(14,262)	(12,007)
Ford Motor Co.	5.00%	GSCO	189,000		12/20/21	(29,057)	—	(5,207)	(34,264)
Ford Motor Co.	5.00%	GSCO	182,000		12/20/21	(29,571)	—	(3,425)	(32,996)
Ford Motor Credit
Company LLC	5.00%	GSCO	189,000		12/20/21	(29,723)	—	(4,325)	(34,048)
Government of
Argentina	5.00%	MSCO	308,000		6/20/17	(3,621)	—	(3,520)	(7,141)
Itochu Corp.	1.00%	GSCO	20,022,000	JPY	6/20/21	(3,714)	—	(1,923)	(5,637)
Itochu Corp.	1.00%	JPHQ	1,921,000	JPY	12/20/21	(516)	—	(53)	(569)
JFE Holdings Inc.	1.00%	JPHQ	9,728,000	JPY	12/20/21	(1,968)	—	(878)	(2,846)
Kobe Steel Ltd.	1.00%	JPHQ	14,626,000	JPY	12/20/21	(1,170)	—	(1,082)	(2,252)
Macy's Retail Holdings
Inc.	1.00%	JPHQ	86,000		12/20/21	5,681	—	(488)	5,193
Macy's Retail Holdings
Inc.	1.00%	JPHQ	172,000		12/20/21	12,117	—	(1,730)	10,387
Marubeni Corp.	1.00%	GSCO	62,079,000	JPY	6/20/21	3,299	—	(18,231)	(14,932)
Mitsui OSK Lines Ltd.	1.00%	JPHQ	13,708,000	JPY	12/20/21	1,133	—	(836)	297
Pitney Bowes Inc.	1.00%	JPHQ	515,000		12/20/21	24,295	—	(3,760)	20,535
Pizzaexpress
Financing 1 PLC	5.00%	JPHQ	543,000	EUR	6/20/21	(24,129)	36,834	—	12,705
Rallye SA	5.00%	BZWS	71,000	EUR	6/20/19	6,055	—	(7,935)	(1,880)
Rallye SA	5.00%	JPHQ	175,000	EUR	6/20/19	15,867	—	(20,502)	(4,635)
Rallye SA	5.00%	GSCO	10,000	EUR	12/20/19	674	—	(827)	(153)
Sharp Corporation	1.00%	JPHQ	4,914,000	JPY	12/20/18	702	—	(472)	230
Sprint
Communications Inc.	5.00%	BZWS	222,000		12/20/21	(16,877)	—	(7,906)	(24,783)
The Hertz Corp.	5.00%	BZWS	102,000		12/20/19	(3,915)	—	(2,148)	(6,063)
The Hertz Corp.	5.00%	BZWS	108,000		12/20/19	(4,146)	—	(2,273)	(6,419)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Credit Default Swap Contracts (continued)
					Unamortized
	Periodic				Upfront
	Payment Counterparty/		Notional	Expiration	Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[a]	Date	(Receipts)	Appreciation	Depreciation	Value Rating [b]
OTC Swap Contracts (continued)
Contracts to Buy Protection (continued)
Single Name (continued)
The Hertz Corp.	5.00%	JPHQ	50,000	12/20/19	$(1,853)	$—	$(1,119)	$(2,972)
The Hertz Corp.	5.00%	JPHQ	3,000	12/20/19	(119)	—	(59)	(178)
The Hertz Corp.	5.00%	JPHQ	92,000	12/20/19	(3,269)	—	(2,199)	(5,468)
Traded Index
CMBX.NA.BB.S6	3.00%	GSCO	133,000	5/11/63	7,764	9,419	—	17,183
CMBX.NA.BBB-.S6	5.00%	GSCO	133,000	5/11/63	18,562	10,406	—	28,968

Contracts to Sell Protection[c]
Single Name
Windstream Services
LLC	5.00%	BZWS	86,000	12/20/21	(4,388)	6,009	—	1,621	B+
Total OTC Swap Contracts					$(82,076)	$62,668	$(105,733)	$(125,141)
Total Credit Default Swap Contracts					$(24,280)	$89,101	$(276,168)	$(211,347)
Net unrealized appreciation (depreciation)							$(187,067)

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor's (S&P) Rating for single name swaps.
c The Fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name swaps.

At February 28, 2017, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
	Counterparty/	Notional		Expiration	Unrealized	Unrealized
Description	Exchange	Amount		Date	Appreciation	Depreciation
Centrally Cleared Swap Contracts
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.29%	LCH	21,000	GBP	2/28/67	$—	$(228)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.37%	LCH	100,000	GBP	1/05/67	—	(5,012)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.44%	LCH	156,995	GBP	1/07/47	—	(2,252)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.56%	LCH	112,459	GBP	11/29/46	—	(5,667)
Receive Floating rate 6 Month GBP-LIBOR
Pay Fixed rate 1.60%	LCH	82,713	GBP	12/03/46	—	(5,202)
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.46%	LCH	39,227,408	HUF	3/16/22	420	—
Receive Floating rate HUF-Budapest Interbank Offered Rate
Pay Fixed rate 1.51%	LCH	88,565,608	HUF	3/16/22	—	—
Total Interest Rate Swap Contracts					$420	$(18,361)
Net unrealized appreciation (depreciation)						$(17,941)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

At February 28, 2017, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts
				Expiration	Unrealized	Unrealized
Underlying Instrument	Financing Rate	Counterparty	Notional Value	Date	Appreciation	Depreciation
OTC Swap Contracts
Fixed Income Contracts - Short
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	$220,000	3/20/17	$—	$(5,331)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	210,000	3/20/17	—	(5,412)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	170,000	3/20/17	—	(2,605)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	172,000	3/20/17	—	(2,683)
iBoxx USD Liquid High Yield Index	LIBOR	JPHQ	190,000	3/20/17	—	(3,285)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	830,000	3/20/17	—	(19,126)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	170,000	3/20/17	—	(3,085)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	112,000	3/20/17	—	(1,490)
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	256,000	3/20/17	3,448	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	255,000	3/20/17	3,084	—
iBoxx USD Liquid Investment Grade Index	LIBOR	JPHQ	128,000	3/20/17	1,166	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	170,000	3/20/17	—	(3,750)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	250,000	3/20/17	—	(5,515)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	250,000	3/20/17	—	(6,996)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	128,000	3/20/17	—	(479)
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	240,000	3/20/17	2,903	—
iBoxx USD Liquid Investment Grade Index	LIBOR	MSCO	128,000	3/20/17	—	(722)
Total Return Swap Contracts					$10,601	$(60,479)
Net unrealized appreciation (depreciation)						$(49,878)

Franklin Alternative Strategies Funds

Statement of Investments, February 28, 2017 (unaudited)(continued)

Franklin Alternative Strategies Funds

Notes to Consolidated Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles. Franklin K2 Alternative Strategies Fund, Franklin K2 Global Macro Opportunities Fund and Franklin K2 Long Short Credit Fund (Funds) are included in this report. Franklin K2 Global Macro Opportunities Fund commenced operations on July 11, 2016. Effective August 1, 2016, Franklin K2 Global Macro Opportunities Fund began publicly offering its shares.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, exchange trades notes and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.

The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non- defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the

Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to equity price, interest rate and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Global Macro Opportunities Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. INCOME TAXES

At February 28, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin K2	Franklin K2	Franklin K2
	Alternative	Global Macro	Long Short
	Strategies Fund	Opportunities Fund	Credit Fund

Cost of investments	$1,040,066,261	$21,794,576	$75,343,777

Unrealized appreciation	$78,564,606	$27,709	$2,853,863
Unrealized depreciation	(9,731,603)	(40,229)	(342,451)
Net unrealized appreciation (depreciation)	$68,833,003	$(12,520)	$2,511,412

5. UNFUNDED LOAN COMMITMENTS

The Franklin K2 Alternative Strategies Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Statements of Investments.

At February 28, 2017, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Avolon TLB Borrower I, Term Loan B, 3.25%, 1/20/22	$160,000
Bass Pro Group LLC, Term Loan B, 5.97%, 12/15/23	35,000
Change Healthcare Holdings LLC, Term Loan, 2.75%, 2/03/24	159,818
Consolidated Communication Holdings Inc., Term Loan B2, 3.00%, 10/05/23	95,000
Veritas US Inc., Term Loan B1, 5.63%, 1/27/23	732,682
Zayo Group LLC, Term Loan D, 2.50%, 1/19/24	17,448
Ziggo Secured Finance Partnership, Term Loan E, 4/15/25	181,200
$1,381,148

6. INVESTMENTS IN K2 HOLDINGS INVESTMENT CORP. and K2 GMOF HOLDINGS CORP. (K2 SUBSIDIARIES)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through their respective investments in the K2 Subsidiaries. Both K2 Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of their respective Funds. At February 28, 2017, the K2 Subsidiaries’ investments, as well as any other assets and liabilities of the K2 Subsidiaries, are reflected in the Funds’ Consolidated Statements of Investments. At February 28, 2017, the Funds’ investments in the K2

Subsidiaries were as follows:

		Consolidated	Subsidiary	% of Consolidated
Fund Name	Subsidiary Name[a]	Net Assets	Net Assets	Net Assets
Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,107,882,592	$20,913,447	1.9%
Franklin K2 Global Macro Opportunities Fund	K2 GMOF Holdings Corp.	$23,705,735	$5,833,276	24.6%

[a] The Funds’ investments in their respective K2 Subsidiaries are limited to 25% of consolidated assets.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the

Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of February 28, 2017, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities: [a]
Common Stocks and Other Equity Interests	$381,467,727	$138	$299,189	$381,767,054
Exchange Traded Funds	437,732	—	—	437,732
Convertible Preferred Stocks	1,736,506	7,032,385	—	8,768,891
Preferred Stocks	2,628,263	690,974	—	3,319,237
Convertible Bonds	—	191,139,315	—	191,139,315
Convertible Bonds in Reorganization	—	8,393	—	8,393
Corporate Bonds and Notes	—	196,898,612	—	196,898,612
Corporate Bonds and Notes in Reorganization	—	1,262,161	—	1,262,161
Senior Floating Rate Interests	—	7,868,821	—	7,868,821
Foreign Government and Agency Securities	—	25,844,220	—	25,844,220
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	23,348,056	—	23,348,056
Options Purchased	1,446,765	38,795	—	1,485,560
Short Term Investments	222,822,405	43,928,807	—	266,751,212
Total Investments in Securities	$610,539,398	$498,060,677	$299,189	$1,108,899,264
Other Financial Instruments:
Futures Contracts	$5,021,112	$—	$—	$5,021,112
Forward Exchange Contracts	—	3,630,347	—	3,630,347
Swap Contracts	—	9,200,981	—	9,200,981
Unfunded Loan Commitments	—	11,303	—	11,303
Total Other Financial Instruments	$5,021,112	$12,842,631	$—	$17,863,743

Liabilities:
Other Financial Instruments:
Options Written	$196,330	$—	$—	$196,330
Securities Sold Short	236,977,225	24,096,630	—	261,073,855
Futures Contracts	1,863,905	—	—	1,863,905
Forward Exchange Contracts	—	3,700,477	—	3,700,477
Swap Contracts	—	4,700,327	—	4,700,327
Total Other Financial Instruments	$239,037,460	$32,497,434	$—	$271,534,894

	Level 1	Level 2	Level 3	Total
Franklin K2 Global Macro Opportunities Fund
Assets:
Investments in Securities:[a]
Corporate Bonds and Notes	$—	$551,239	$—	$551,239
Foreign Government and Agency Securities	—	1,322,303	—	1,322,303

Short Term Investments	18,872,629	1,035,885		—	19,908,514
Total Investments in Securities	$18,872,629	$2,909,427		$—	$21,782,056
Other Financial Instruments:
Futures Contracts	$298,900	$—		$—	$298,900
Forward Exchange Contracts	—	164,099		—	164,099
Swap Contracts	—	3,749		—	3,749
Total Other Financial Instruments	$298,900	$167,848		$—	$466,748

Liabilities:
Other Financial Instruments:
Futures Contracts	$192,521	$—		$—	$192,521
Forward Exchange Contracts	—	216,955		—	216,955
Swap Contracts	—	22,701		—	22,701
Total Other Financial Instruments	$192,521	$239,656		$—	$432,177

	Level 1	Level 2	Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Common Stocks and Other Equity Interests	$806,830	$—		$—	$806,830
Convertible Preferred Stocks	129,320	—		—	129,320
Convertible Bonds	—	678,446		—	678,446
Corporate Bonds and Notes	—	24,063,392		—	24,063,392
Foreign Government and Agency Securities	—	3,414,820		—	3,414,820
Asset-Backed Securities and Commercial Mortgage-Backed Securities	—	25,345,441		—	25,345,441
Options Purchased	112,903	3,404		—	116,307
U.S. Government and Agency Securities	—	1,760,990		—	1,760,990
Short Term Investments	17,941,749	3,597,894		—	21,539,643
Total Investments in Securities	$18,990,802	$58,864,387		$—	$77,855,189
Other Financial Instruments:
Futures Contracts	$2,840	$—		$—	$2,840
Forward Exchange Contracts	—	80,174		—	80,174
Swap Contracts	—	100,122		—	100,122
Total Other Financial Instruments	$2,840	$180,296		$—	$183,136

Liabilities:
Other Financial Instruments:
Options Written	$32,432	$—		$—	$32,432
Securities Sold Short	332,516	11,242,457		—	11,574,973
Futures Contracts	40,930	—		—	40,930
Forward Exchange Contracts	—	94,138		—	94,138
Swap Contracts	—	355,008		—	355,008
Total Other Financial Instruments	$405,878	$11,691,603		$—	$12,097,481

[a] For detailed categories, see the accompanying Consolidated Statements of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Consolidated Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

By _/s/Laura F. Fergerson__

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson__

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  April 26, 2017

By __/s/Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

       Chief Accounting Officer

Date  April 26, 2017